UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Julie Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 86.65%	Shares	Market value (000)

HEALTH CARE EQUIPMENT & SERVICES — 9.02%
Medtronic, Inc.	45,000	$2,090
Zimmer Holdings, Inc.[1]	27,000	1,822
Smith & Nephew PLC[2]	197,700	1,816
Caremark Rx, Inc.	30,000	1,700
Medco Health Solutions, Inc.[1]	25,000	1,503
Kyphon Inc.[1]	30,000	1,123
Apria Healthcare Group Inc.[1]	50,000	987
St. Jude Medical, Inc.[1]	26,500	935
Advanced Medical Optics, Inc.[1]	20,500	811
Express Scripts, Inc.[1]	10,000	755
		13,542

SOFTWARE & SERVICES — 8.91%
eBay Inc.[1]	111,000	3,148
Google Inc., Class A1	6,500	2,612
Microsoft Corp.	73,300	2,003
Affiliated Computer Services, Inc., Class A1	33,300	1,727
Oracle Corp.[1]	61,000	1,082
Intuit Inc.[1]	30,000	963
NAVTEQ Corp.[1]	36,000	940
Yahoo! Inc.[1]	36,000	910
		13,385

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.90%
SCHWARZ PHARMA AG2	22,500	2,613
Roche Holding AG2	15,000	2,596
Amgen Inc.[1]	25,000	1,788
Novo Nordisk A/S, Class B2	23,000	1,709
QIAGEN NV1,2	100,242	1,572
Forest Laboratories, Inc.[1]	24,000	1,215
Millennium Pharmaceuticals, Inc.[1]	100,000	995
Bristol-Myers Squibb Co.	35,000	872
		13,360

BANKS — 8.84%
Erste Bank der oesterreichischen Sparkassen AG2	50,000	3,111
UniCredito Italiano SpA (Germany)[2]	200,000	1,651
UniCredito Italiano SpA (Italy)[2]	10,000	83
BNP Paribas[2]	11,110	1,194
Banco Bilbao Vizcaya Argentaria, SA2	45,600	1,055
Banco Bradesco SA, preferred nominative	30,000	994
Grupo Financiero Banorte, SA de CV	280,000	883
Mitsui Trust Holdings, Inc.[2]	77,000	880
SinoPac Financial Holdings Co. Ltd.[2]	1,710,000	816
Mizuho Financial Group, Inc.[2]	75	581
Siam City Bank PCL[2]	1,045,000	552
DEPFA BANK PLC[2]	27,000	499
Banco Santander Central Hispano, SA2	29,558	467
City National Corp.	4,200	282
Malayan Banking Bhd.[2]	76,500	233
		13,281

MEDIA — 6.69%
Comcast Corp., Class A1	45,000	1,658
Vivendi SA2	33,000	1,188
XM Satellite Radio Holdings Inc., Class A1	85,000	1,096
Time Warner Inc.	60,000	1,094
E.W. Scripps Co., Class A	22,500	1,078
Walt Disney Co.	33,000	1,020
Grupo Televisa, SA, ordinary participation certificates (ADR)	44,000	935
Liberty Media Holding Corp., Liberty Capital, Series A1	10,000	836
Next Media Ltd.[2]	1,157,000	631
Discovery Holding Co., Class A1	35,000	506
		10,042

RETAILING — 6.34%
Lowe’s Companies, Inc.	91,000	2,554
Target Corp.	40,000	2,210
Stockmann OYJ ABP, Class B2	40,000	1,681
Liberty Media Holding Corp., Liberty Interactive, Series A1	45,000	917
Industria de Diseno Textil, SA2	19,200	896
Amazon.com, Inc.[1]	20,000	642
Takashimaya Co., Ltd.[2]	46,000	583
SA D’Ieteren NV2	100	33
		9,516

TELECOMMUNICATION SERVICES — 4.79%
Millicom International Cellular SA1	40,000	1,637
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,436
América Móvil SA de CV, Series L (ADR)	33,000	1,299
Koninklijke KPN NV2	80,000	1,020
Mobile Telesystems OJSC (ADR)	20,000	755
Vodafone Group PLC[2]	259,875	594
LG Telecom Ltd.[1,2]	38,855	456
		7,197

UTILITIES — 4.59%
Veolia Environnement[2]	44,700	2,697
Xinao Gas Holdings Ltd.[2]	2,610,000	2,676
Hong Kong and China Gas Co. Ltd.[2]	650,000	1,523
		6,896

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.49%
Hynix Semiconductor Inc.[1,2]	55,000	2,177
Intel Corp.	55,000	1,131
Texas Instruments Inc.	30,000	998
Novellus Systems, Inc.[1]	35,000	968
Maxim Integrated Products, Inc.	27,000	758
Siliconware Precision Industries Co., Ltd.[2]	591,933	705
		6,737

TECHNOLOGY HARDWARE & EQUIPMENT — 4.40%
Cisco Systems, Inc.[1]	120,000	2,760
Seagate Technology[1]	49,000	1,132
Nokia Corp.[2]	54,000	1,063
Nidec Corp.[2]	11,000	833
Acer Inc.[2]	257,040	435
Wintek Corp.[2]	421,368	381
		6,604

MATERIALS — 2.92%
Bayer AG2	65,000	3,318
Nitto Denko Corp.[2]	18,000	1,071
		4,389

TRANSPORTATION — 2.83%
Nippon Express Co., Ltd.[2]	339,000	1,822
Cintra, Concesiones de Infraestructuras de Transporte, SA2	70,000	986
Singapore Post Private Ltd.[2]	1,000,000	637
Qantas Airways Ltd.[2]	147,399	430
Ryanair Holdings PLC (ADR)[1]	4,459	282
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	2,700	92
		4,249

FOOD & STAPLES RETAILING — 2.40%
Walgreen Co.	35,000	1,553
Koninklijke Ahold NV1,2	81,000	859
Costco Wholesale Corp.	16,000	795
Wal-Mart de México, SA de CV, Series V	118,600	404
		3,611

CONSUMER SERVICES — 2.00%
Shangri-La Asia Ltd.[2]	800,000	1,778
Greek Organization of Football Prognostics SA2	18,490	620
OSI Restaurant Partners, Inc.	19,000	603
		3,001

INSURANCE — 1.92%
American International Group, Inc.	43,500	2,882

ENERGY — 1.59%
Schlumberger Ltd.	38,600	2,394

DIVERSIFIED FINANCIALS — 0.61%
Citigroup Inc.	18,500	919

COMMERCIAL SERVICES & SUPPLIES — 0.46%
Rentokil Initial PLC[2]	250,000	685

REAL ESTATE — 0.19%
AEON Mall Co., Ltd.[2]	5,500	$292

MISCELLANEOUS — 4.76%
Other common stocks in initial period of acquisition		7,158

Total common stocks (cost: $111,697,000)		130,140

Convertible securities — 0.34%	Principal amount (000)

TECHNOLOGY HARDWARE & EQUIPMENT — 0.34%
Lucent Technologies Inc. 8.00% convertible notes 2031	$500	504

Total convertible securities (cost: $512,000)		504

Short-term securities — 13.21%

Triple-A One Funding Corp. 5.25% due 10/6-10/12/2006[3]	2,800	2,796
Gannett Co. 5.20% due 10/25/2006[3]	2,800	2,790
Pitney Bowes Inc. 5.20% due 10/12/2006[3]	2,400	2,396
Three Pillars Funding, LLC 5.36% due 10/2/2006[3]	2,200	2,199
Abbott Laboratories 5.18% due 11/7/2006[3]	1,900	1,890
Park Avenue Receivables Co., LLC 5.26% due 10/25/2006[3]	1,500	1,495
U.S. Treasury Bills 4.835% due 12/7/2006	1,400	1,388
E.I. duPont de Nemours and Co. 5.19% due 10/13/2006[3]	1,000	998
International Lease Finance Corp. 5.235% due 10/26/2006	1,000	996
Ranger Funding Co. LLC 5.26% due 10/26/2006[3]	1,000	996
Ciesco LLC 5.25% due 11/8/2006[3]	800	795
Fannie Mae 5.22% due 10/2/2006	600	600
Kimberly-Clark Worldwide Inc. 5.20% due 10/13/2006[3]	500	499

Total short-term securities (cost: $19,836,000)		19,838

Total investment securities (cost: $132,045,000)		150,482
Other assets less liabilities		(294)

Net assets		$150,188

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 52 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $58,825,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $16,854,000, which represented 11.22% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,053
Gross unrealized depreciation on investment securities	(2,713)
Net unrealized appreciation on investment securities	18,340
Cost of investment securities for federal income tax purposes	132,142

Global Growth Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 83.97%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 16.13%
International Business Machines Corp.	550,000	$45,067
Microsoft Corp.	1,647,000	45,013
Cisco Systems, Inc.[1]	1,646,500	37,870
Murata Manufacturing Co., Ltd.[2]	530,000	36,977
Oracle Corp.[1]	1,950,000	34,593
Samsung Electronics Co., Ltd.[2]	48,440	34,125
Motorola, Inc.	1,150,000	28,750
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	11,731,127	21,109
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	6,815
Rohm Co., Ltd.[2]	271,800	25,311
Nokia Corp.[2]	1,075,000	21,162
ASML Holding NV (New York registered)[1]	771,800	17,967
ASML Holding NV1,2	125,000	2,907
Molex Inc.	520,000	20,264
Hon Hai Precision Industry Co., Ltd.[2]	3,218,910	19,573
Powerchip Semiconductor Corp.[2]	28,773,519	18,350
Yahoo! Inc.[1]	725,000	18,328
Chartered Semiconductor Manufacturing Ltd[1,2]	23,000,000	17,235
Nintendo Co., Ltd.[2]	81,000	16,735
Elpida Memory, Inc.[1,2]	356,000	16,236
Dell Inc.[1]	700,000	15,988
Applied Materials, Inc.	774,000	13,723
Altera Corp.[1]	550,000	10,109
Google Inc., Class A1	25,000	10,047
Xilinx, Inc.	440,000	9,658
Texas Instruments Inc.	250,000	8,312
Citizen Watch Co., Ltd.[2]	1,000,000	8,205
Tokyo Electron Ltd.[2]	96,100	7,132
Chi Mei Optoelectronics Corp.[2]	6,125,791	6,760
AU Optronics Corp.[2]	4,434,665	6,306
Venture Corp. Ltd.[2]	680,000	5,383
Mediatek Incorporation[2]	537,919	5,091
KLA-Tencor Corp.	37,921	1,686
		592,787

FINANCIALS — 13.61%
Société Générale[2]	369,400	58,717
Macquarie Bank Ltd.[2]	856,791	44,140
HSBC Holdings PLC (United Kingdom)[2]	1,967,769	35,861
Allianz AG2	192,000	33,306
Mizuho Financial Group, Inc.[2]	3,750	29,036
Kookmin Bank[2]	366,310	28,686
Mitsubishi UFJ Financial Group, Inc.[2]	2,023	25,957
Commerzbank U.S. Finance, Inc.[2]	677,500	22,785
Erste Bank der oesterreichischen Sparkassen AG2	352,480	21,934
Sun Hung Kai Properties Ltd.[2]	1,750,000	19,101
Hypo Real Estate Holding AG2	285,000	17,765
American International Group, Inc.	225,000	14,908
Hana Financial Holdings[2]	296,200	13,597
Willis Group Holdings Ltd.	350,000	13,300
Shanghai Forte Land Co., Ltd., Class H2	34,776,000	12,139
ING Groep NV2	272,172	11,948
Westpac Banking Corp.[2]	690,449	11,677
Kotak Mahindra Bank Ltd.[2]	1,600,000	11,650
Lloyds TSB Group PLC[2]	1,000,000	10,087
Citigroup Inc.	200,000	9,934
UniCredito Italiano SpA[2]	1,125,000	9,329
Marsh & McLennan Companies, Inc.	300,000	8,445
Banco Santander Central Hispano, SA2	503,914	7,962
PT Bank Rakyat Indonesia[2]	14,000,000	7,435
Bank of Nova Scotia	140,000	6,018
Westfield Group[2]	412,507	5,786
Royal Bank of Canada	100,000	4,430
Mitsui Sumitomo Insurance Co., Ltd.[2]	350,000	4,365
		500,298

HEALTH CARE — 9.99%
Novo Nordisk A/S, Class B2	727,600	54,049
AstraZeneca PLC (United Kingdom)[2]	443,960	27,738
AstraZeneca PLC (Sweden)[2]	268,005	16,700
AstraZeneca PLC (ADR)	73,000	4,563
Smith & Nephew PLC[2]	4,019,300	36,919
WellPoint, Inc.[1]	436,000	33,594
UCB NV2	490,020	31,162
Roche Holding AG2	168,500	29,163
CIGNA Corp.	185,000	21,519
Shionogi & Co., Ltd.[2]	1,163,000	21,413
Rhön-Klinikum AG2	427,824	19,198
Aetna Inc.	400,000	15,820
Pfizer Inc	500,000	14,180
Chugai Pharmaceutical Co., Ltd.[2]	596,100	12,847
Stryker Corp.	200,000	9,918
Shire PLC (ADR)	150,000	7,409
Merck & Co., Inc.	150,000	6,285
Forest Laboratories, Inc.[1]	94,800	4,798
		367,275

CONSUMER DISCRETIONARY — 9.25%
Carnival Corp., units	550,000	25,867
Toyota Motor Corp.[2]	435,000	23,695
Lowe’s Companies, Inc.	815,000	22,869
Kohl’s Corp.[1]	350,000	22,722
Target Corp.	370,000	20,443
Esprit Holdings Ltd.[2]	2,100,500	19,153
Time Warner Inc.	900,000	16,407
H & M Hennes & Mauritz AB, Class B2	376,000	15,724
Discovery Holding Co., Class A1	1,080,500	15,624
Kesa Electricals PLC[2]	2,473,400	15,095
Starbucks Corp.[1]	440,000	14,982
Mediaset SpA[2]	1,364,500	14,659
GOME Electrical Appliances Holding Ltd.[2]	17,430,000	14,099
Viacom Inc., Class B1	352,000	13,087
News Corp., Class A	583,407	11,464
Kingfisher PLC[2]	2,349,422	10,775
Limited Brands, Inc.	370,000	9,801
Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	9,780
Honda Motor Co., Ltd.[2]	268,800	9,071
Suzuki Motor Corp.[2]	313,000	7,972
DSG International PLC[2]	1,691,929	6,927
Cie. Financière Richemont AG, Class A, units[2]	115,000	5,530
Fuji Television Network Inc.[2]	2,000	4,512
Greek Organization of Football Prognostics SA2	117,590	3,942
Swatch Group Ltd, non-registered shares[2]	11,936	2,305
Swatch Group Ltd[2]	35,521	1,377
CBS Corp., Class B	37,500	1,056
SET India Ltd.[1,2,3]	16,148	923
		339,861

TELECOMMUNICATION SERVICES — 7.27%
Koninklijke KPN NV2	4,875,830	62,136
Telekom Austria AG2	2,196,200	55,396
Telefónica, SA2	2,534,081	43,900
América Móvil SA de CV, Series L (ADR)	585,000	23,031
Sprint Nextel Corp., Series 1	1,301,750	22,325
AT&T Inc.	600,000	19,536
Vodafone Group PLC (ADR)	437,500	10,001
Vodafone Group PLC[2]	3,981,250	9,100
Qwest Communications International Inc.[1]	2,000,000	17,440
France Télécom, SA2	185,000	4,242
		267,107

CONSUMER STAPLES — 7.17%
Koninklijke Ahold NV1,2	3,577,000	37,927
Seven & I Holdings Co., Ltd.[2]	1,114,700	35,969
Nestlé SA2	83,900	29,252
Avon Products, Inc.	645,800	19,800
METRO AG2	310,000	18,108
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	11,163
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,765
PepsiCo, Inc.	197,000	12,856
Groupe Danone[2]	72,500	10,170
Tesco PLC[2]	1,430,000	9,626
Altria Group, Inc.	125,000	9,569
Woolworths Ltd.[2]	608,483	9,181
Coca-Cola Co.	200,000	8,936
Procter & Gamble Co.	135,000	8,367
Anheuser-Busch Companies, Inc.	175,000	8,314
Wal-Mart Stores, Inc.	150,000	7,398
Unilever NV2	300,000	7,372
Wal-Mart de México, SA de CV, Series V (ADR)	200,000	6,790
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	1,540,000	6,201
Unilever PLC[2]	190,042	4,680
		263,444

ENERGY — 6.72%
Reliance Industries Ltd.[2]	2,350,298	$60,043
Royal Dutch Shell PLC, Class B2	574,666	19,588
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,549
Technip SA2	505,000	28,790
Schlumberger Ltd.	380,000	23,571
Canadian Natural Resources, Ltd.	456,000	20,786
Norsk Hydro ASA[2]	875,000	19,612
Halliburton Co.	575,000	16,359
SK Corp.[2]	155,000	10,330
Oil & Natural Gas Corp. Ltd.[2]	385,000	9,838
ENI SpA[2]	300,000	8,918
Imperial Oil Ltd.	257,928	8,648
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	100,000	8,383
Noble Corp.	41,200	2,644
		247,059

INDUSTRIALS — 5.74%
Deutsche Post AG2	1,660,000	43,626
General Electric Co.	1,175,455	41,494
Tyco International Ltd.	1,465,000	41,005
Macquarie Infrastructure Group[2]	9,299,906	22,164
3M Co.	170,000	12,651
Asahi Glass Co., Ltd.[2]	826,000	10,230
Bombardier Inc., Class B1	2,500,000	7,808
Ryanair Holdings PLC (ADR)[1]	120,100	7,601
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	200,000	6,800
Cie. de Saint-Gobain[2]	69,000	5,000
Siemens AG2	50,000	4,357
United Parcel Service, Inc., Class B	60,000	4,316
FANUC LTD[2]	41,700	3,267
MISC Berhad[2]	329,000	768
		211,087

MATERIALS — 4.10%
UPM-Kymmene Corp.[2]	1,090,000	25,790
PPG Industries, Inc.	315,000	21,130
Barrick Gold Corp.	557,174	17,117
Akzo Nobel NV2	258,000	15,880
Ivanhoe Mines Ltd.[1]	2,475,000	15,437
Bayer AG2	250,000	12,763
Nitto Denko Corp.[2]	196,400	11,686
Galaxy Entertainment Group Ltd.[1,2]	13,000,000	11,344
Holcim Ltd.[2]	100,000	8,170
Alcoa Inc.	183,100	5,134
Gold Fields Ltd.[2]	163,100	2,916
L’Air Liquide[2]	8,470	1,727
Weyerhaeuser Co.	25,000	1,538
		150,632

UTILITIES — 2.27%
Veolia Environnement[2]	405,900	24,493
NTPC Ltd.[2]	7,785,649	22,125
E.ON AG2	142,800	16,967
Scottish Power PLC[2]	875,397	10,665
RWE AG2	100,000	9,220
		83,470

MISCELLANEOUS — 1.72%
Other common stocks in initial period of acquisition		$63,288

Total common stocks (cost: $2,401,935,000)		3,086,308

Short-term securities — 16.89%	Principal amount (000)

BASF AG 5.27%-5.34% due 10/2-11/13/2006[3]	$41,700	41,526
Depfa Bank PLC 5.24%-5.37% due 10/23-12/18/2006[3]	37,300	37,048
Danske Corp. 5.255% due 10/26-10/27/2006[3]	35,000	34,869
UBS Finance (Delaware) LLC 5.24%-5.34% due 10/2-11/13/2006	35,000	34,806
Stadshypotek Delaware Inc. 5.26%-5.28% due 11/15-11/21/2006[3]	27,000	26,815
Svenska Handelsbanken Inc. 5.285% due 11/13/2006	6,300	6,260
Spintab AB (Swedmortgage) 5.24%-5.29% due 11/9-12/19/2006	32,100	31,782
Deutsche Bank Financial LLC 5.25% due 10/18/2006	25,000	24,934
Bank of Ireland 5.355% due 11/3/2006[3]	25,000	24,882
Barclays U.S. Funding LLC 5.235% due 12/11/2006	25,000	24,746
Allied Irish Banks N.A. Inc. 5.25%-5.32% due 10/23-11/13/2006[3]	21,900	21,771
Ciesco LLC 5.35% due 10/13/2006[3]	21,000	20,961
IXIS Commercial Paper Corp. 5.245% due 11/15/2006[3]	20,900	20,766
Fannie Mae 5.255% due 10/11/2006	20,000	19,967
Freddie Mac 5.25% due 10/31/2006	19,500	19,412
American Honda Finance Corp. 5.25% due 10/4/2006	19,100	19,089
Bank of America Corp. 5.275% due 11/30/2006	18,000	17,845
Old Line Funding, LLC 5.26% due 11/7/2006[3]	17,600	17,502
Liberty Street Funding Corp. 5.27% due 10/24/2006[3]	16,600	16,539
HBOS Treasury Services PLC 5.23%-5.24% due 12/19-12/20/2006	16,400	16,212
Coca-Cola Co. 5.18% due 10/30/2006[3]	15,000	14,935
Westpac Banking Corp. 5.29% due 11/14/2006[3]	15,000	14,903
Total Capital SA 5.23% due 10/16/2006[3]	12,500	12,471
Toyota Motor Credit Corp. 5.24% due 11/8/2006	12,000	11,932
Electricité de France 5.23% due 11/27/2006	11,900	11,801
ANZ (Delaware) Inc. 5.25% due 12/8/2006	11,900	11,784
BNP Paribas Finance Inc. 5.24% due 11/3/2006	11,400	11,344
ING (U.S.) Funding LLC 5.235% due 10/5/2006	11,100	11,092
Colgate-Palmolive Co. 5.19% due 10/25/2006[3]	11,100	11,060
Export Development Canada 5.21% due 11/6/2006	10,600	10,544
CBA (Delaware) Finance Inc. 5.24% due 10/5/2006	8,700	8,694
Nestle Capital Corp. 5.21% due 10/12/2006[3]	7,500	7,487
Federal Home Loan Bank 5.15% due 11/3/2006	5,000	4,976

Total short-term securities (cost: $620,676,000)		620,755

Total investment securities (cost: $3,022,611,000)		3,707,063
Other assets less liabilities		(31,485)

Net assets		$3,675,578

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 109 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $1,915,354,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $324,458,000, which represented 8.83% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$724,098
Gross unrealized depreciation on investment securities	(40,171)
Net unrealized appreciation on investment securities	683,927
Cost of investment securities for federal income tax purposes	3,023,136

Global Small Capitalization Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 89.23%	Shares	Market value (000)

INDUSTRIALS — 15.14%
Hyundai Mipo Dockyard Co., Ltd.[1]	418,450	$52,116
Samsung Engineering Co., Ltd.[1]	597,550	28,651
GS Engineering & Construction Co. Ltd.[1]	350,000	24,581
TaeWoong Co., Ltd.[1,2]	942,997	22,395
Kumho Industrial Co., Ltd.[1]	1,000,000	20,695
Corrections Corporation of America[3]	450,000	19,463
International Container Terminal Services, Inc.[1]	47,285,000	15,801
ALL — América Latina Logística, units	2,029,000	15,785
Buhrmann NV1	1,002,000	15,074
JetBlue Airways Corp.[3]	1,312,500	12,167
STX Shipbuilding Co., Ltd.[1]	780,248	10,429
Korea Development Corp.[1]	400,000	8,941
Downer EDI Ltd.[1]	2,000,000	8,931
Container Corp. of India Ltd.[1]	240,763	8,844
Silitech Technology Corp.[1]	1,505,400	8,102
Chart Industries, Inc.[3]	652,900	8,037
MSC Industrial Direct Co., Inc., Class A	175,000	7,130
Italian-Thai Development PCL[1]	45,750,000	6,855
Harbin Power Equipment Co. Ltd., Class H1	8,000,000	6,468
Koninklijke BAM Groep NV1	351,000	6,192
Obrascon Huarte Lain Brasil SA, ordinary nominative[3]	522,000	5,935
Hyunjin Materials Co., Ltd.[1,3]	325,000	5,670
Herman Miller, Inc.	165,000	5,645
LS Industrial Systems Co., Ltd.[1]	150,000	5,509
NEPES Corp.[1,3]	566,163	5,465
Lonrho Africa PLC[1,3]	10,715,000	5,390
Goodpack Ltd.[1,3]	4,940,000	5,348
Aboitiz Equity Ventures[1]	48,700,000	5,059
Latécoère SA1	150,801	5,027
Aditya Birla Nuvo[1]	225,000	4,263
Rollins, Inc.	200,000	4,222
Krones AG1	31,000	4,094
Mine Safety Appliances Co.	110,000	3,920
Emeco Holdings Ltd.[1,3]	2,810,000	3,830
SEEK Ltd.[1]	1,004,083	3,788
United Stationers Inc.[3]	78,000	3,628
SembCorp Marine Ltd.[1]	1,667,000	3,510
Lupatech SA, ordinary nominative[3]	326,200	3,431
Trakya Cam Sanayii AS1	1,314,106	3,359
Uponor Oyj[1]	120,000	3,250
Ballast Nedam NV1	74,687	2,906
Aker American Shipping ASA[1,3]	188,000	2,764
Huron Consulting Group Inc.[3]	70,000	2,744
Geberit AG1	2,050	2,501
Permasteelisa SpA[1]	120,000	2,067
Federal Signal Corp.	116,500	1,777
Moatech Co., Ltd.[1]	334,400	1,600
Northgate PLC[1]	80,000	1,518
Hi-P International Ltd.[1]	2,607,000	1,366
Tetra Tech, Inc.[3]	74,900	1,305
Royal Boskalis Westminster NV1	20,000	1,299
Acuity Brands, Inc.	26,000	1,180
Techem AG1	22,215	1,076
Max India Ltd.[1,3]	21,100	369
		421,472

INFORMATION TECHNOLOGY — 15.09%
Kingboard Chemical Holdings Ltd.[1]	10,816,000	38,938
CNET Networks, Inc.[3]	3,625,000	34,728
NHN Corp.[1,3]	240,000	25,297
TIBCO Software Inc.[3]	2,215,000	19,891
ValueClick, Inc.[3]	1,000,000	18,540
Varian Semiconductor Equipment Associates, Inc.[3]	480,000	17,616
Knot, Inc.[3]	450,000	9,958
Knot, Inc.[3,4]	330,000	7,303
Mentor Graphics Corp.[3]	1,155,000	16,262
Intersil Corp., Class A	550,443	13,513
PMC-Sierra, Inc.[3]	2,210,000	13,127
Marchex, Inc., Class B3	850,000	13,039
Semtech Corp.[3]	900,000	11,484
Cymer, Inc.[3]	250,000	10,977
Unimicron Technology Corp.[1]	8,421,280	10,384
NCsoft Corp.[1,3]	140,500	8,640
ProMOS Technologies Inc.[1,3]	21,977,000	8,616
Simmtech Co., Ltd.[1]	715,000	8,042
Cogent, Inc.[3]	580,000	7,963
GES International[1]	10,000,000	7,755
Fairchild Semiconductor International, Inc.[3]	391,000	7,312
Hana Microelectronics PCL[1]	9,370,000	6,906
Internet Capital Group, Inc.[3]	700,000	6,615
Min Aik Technology Co., Ltd.[1,2]	5,586,000	6,209
Jahwa Electronics Co., Ltd.[1]	810,720	6,120
Global Imaging Systems, Inc.[3]	260,000	5,738
SFA Engineering Corp.[1]	175,000	5,682
Integrated Device Technology, Inc.[3]	349,000	5,605
SupportSoft, Inc.[3]	1,225,000	5,353
Tripod Technology Corp.[1]	1,665,000	5,093
Spark Networks PLC (GDR)[1,3]	600,000	3,424
Spark Networks PLC (ADR)[3]	258,580	1,551
Unisteel Technology Ltd.[1]	3,815,000	4,922
Wintek Corp.[1]	4,576,747	4,140
Moser Baer India Ltd.[1]	820,000	3,721
LoopNet, Inc.[3]	293,200	3,712
Phoenix PDE Co., Ltd.[1]	590,000	3,399
TTM Technologies, Inc.[3]	284,000	3,323
Stratasys, Inc.[3]	120,200	3,174
Kontron AG1	250,000	3,100
Taiflex Scientific Co., Ltd.[1,3]	1,874,210	2,494
Siliconware Precision Industries Co., Ltd.[1]	2,089,305	2,489
Rotork PLC[1]	167,340	2,407
King Yuan Electronics Co., Ltd.[1]	3,162,469	2,336
Sanken Electric Co., Ltd.[1]	165,000	2,128
Venture Corp. Ltd.[1]	258,000	2,042
Novell, Inc.[3]	318,800	1,951
Billing Services Group PLC[1,3]	3,819,500	1,739
Ichia Technologies, Inc.[1,3]	1,309,386	1,440
Sunplus Technology Co., Ltd.[1]	1,336,425	1,278
Radiant Op-to Electronics Corp.[1]	846,750	1,201
DK UIL Co., Ltd.[1]	86,000	619
Interflex Co., Ltd.[1]	82,000	510
Avid Technology, Inc.[3]	4,922	179
Infoteria Corp.[1,3,4]	123	42
		420,027

CONSUMER DISCRETIONARY — 14.68%
Schibsted ASA[1]	741,000	22,246
Lions Gate Entertainment Corp.[3]	2,140,706	21,429
Pantaloon Retail (India) Ltd.[1]	500,000	20,599
Integrated Distribution Services Group Ltd.[1]	10,732,000	19,891
Life Time Fitness, Inc.[3]	420,000	19,442
Citi Trends, Inc.[3]	475,000	16,392
Cheil Industries Inc.[1]	367,280	15,980
Fourlis[1]	860,000	15,227
Rambler Media Ltd.[1,3]	539,000	13,475
Ruby Tuesday, Inc.	470,000	13,249
CarMax, Inc.[3]	310,000	12,930
Jumbo SA1	683,940	10,375
Unibet Group PLC (SDR)[1]	480,000	10,091
Central European Media Enterprises Ltd., Class A3	150,000	10,058
Pinnacle Entertainment, Inc.[3]	300,000	8,436
Cheil Communications Inc.[1]	37,100	8,303
Debenhams PLC[1,3]	2,220,000	7,542
GEOX SpA[1]	604,549	7,530
Blue Nile, Inc.[3]	204,400	7,430
YBM Sisa.com Inc.[1]	300,000	7,310
Cyrela Brazil Realty SA, ordinary nominative	410,000	6,981
Gafisa SA, ordinary nominative[3]	500,000	6,456
Children’s Place Retail Stores, Inc.[3]	100,000	6,403
CTC Media, Inc.[3]	287,050	6,401
Lifestyle International Holdings Ltd.[1]	3,200,000	6,324
Orient-Express Hotels Ltd., Class A	167,000	6,242
Restaurant Group PLC[1]	1,288,888	5,780
CKE Restaurants, Inc.	333,300	5,573
Kuoni Reisen Holding AG, Class B1,3	10,250	5,275
Fossil, Inc.[3]	230,000	4,954
Bright Horizons Family Solutions, Inc.[3]	118,000	4,924
GMARKET INC. (ADR)[3]	338,000	4,918
Hürriyet Gazetecilik ve Matbaacilik AS1	1,928,972	4,829
Photo-Me International PLC[1]	2,400,000	4,757
SA D’Ieteren NV1	13,354	4,451
Ameristar Casinos, Inc.	200,000	4,342
Restoration Hardware, Inc.[3]	500,000	4,335
Applebee’s International, Inc.	200,000	4,302
Denny’s Corp.[3]	1,200,000	4,092
Tractor Supply Co.[3]	80,000	3,861
Alma Media Corp.[1]	363,274	3,499
Next Media Ltd.[1]	6,324,000	3,447
Parkson Retail Group Ltd.[1]	920,500	3,401
OSIM International Ltd.[1]	2,490,000	2,951
Rightmove PLC[1,3]	436,450	2,837
Blyth, Inc.	115,000	2,798
Nien Made Enterprise Co., Ltd.[1]	3,363,300	2,755
GOME Electrical Appliances Holding Ltd.[1]	3,260,000	2,637
Progressive Gaming International Corp.[3]	300,000	2,460
Bloomsbury Publishing PLC[1]	400,000	2,340
Sanctuary Group PLC[1,3]	5,758,856	2,017
Ekornes ASA[1]	82,800	1,708
Golden Land Property Development PLC, nonvoting depositary receipt[1,3]	5,265,943	989
Cheng Shin Rubber (Xiamen) Ind., Ltd.[1]	986,063	967
Gaming VC Holdings SA1	200,000	528
		408,469

HEALTH CARE — 10.54%
Advanced Medical Optics, Inc.[3]	1,171,000	46,313
Beckman Coulter, Inc.	535,000	30,795
Kyphon Inc.[3]	787,000	29,449
ArthroCare Corp.[3]	572,000	26,804
Wright Medical Group, Inc.[3]	824,000	19,982
Integra LifeSciences Holdings Corp.[3]	489,907	18,362
Viasys Healthcare Inc.[3]	515,000	14,029
Apollo Hospitals Enterprise Ltd.[1]	1,000,000	10,378
DCA Group Ltd.[1]	4,000,000	10,221
Greatbatch, Inc.[3]	405,200	9,166
NuVasive, Inc.[3]	447,500	8,999
Volcano Corp.[3]	757,368	8,702
Sirona Dental Systems, Inc.[3]	225,000	7,409
Cochlear Ltd.[1]	167,389	6,609
Eclipsys Corp.[3]	350,000	6,268
Adeza Biomedical Corp.[3]	289,000	4,742
BIOLASE Technology, Inc.[3]	745,000	4,656
Vital Signs, Inc.	80,000	4,529
Ondine Biopharma Corp.[2,3,4]	1,660,000	2,674
Ondine Biopharma Corp. (United Kingdom)[1,2,3,4]	490,000	798
Ondine Biopharma Corp.[2,3]	400,000	644
Psychiatric Solutions, Inc.[3]	120,000	4,091
Apria Healthcare Group Inc.[3]	200,000	3,948
Toho Pharmaceutical Co., Ltd.[1]	220,000	3,925
Invacare Corp.	140,000	3,293
QIAGEN NV1,3	187,404	2,938
Selcuk Ecza Deposu Ticaret ve Sanayi AS, Class B1,3	768,575	2,458
Grifols, SA1,3	112,400	1,140
		293,322

MATERIALS — 9.38%
Central African Mining & Exploration Co. PLC[1,3]	29,705,000	26,151
Cleveland-Cliffs Inc.	550,000	20,961
Sierra Leone Diamond Co. Ltd.[1,3]	5,805,000	16,299
European Goldfields Ltd.[1,3]	4,691,100	15,162
Sino-Forest Corp.[3]	3,245,000	12,400
Gammon Lake Resources Inc.[3]	1,077,000	12,288
Jaguar Mining Inc.[2,3,4]	1,905,000	7,842
Jaguar Mining Inc.[2,3]	1,030,000	4,240
Yamana Gold Inc.	1,275,000	11,752
Kenmare Resources PLC[1,3]	15,317,759	10,523
Dongkuk Steel Mill Co., Ltd.[1]	517,998	9,807
European Nickel PLC[1,3]	13,000,000	8,637
Nikanor PLC[1,3]	801,664	8,586
Banro Corp.[3,4]	600,000	5,235
Banro Corp.[3]	294,000	2,565
Bema Gold Corp.[3]	1,500,000	6,604
Finetec Corp.[1]	380,000	5,770
Hecla Mining Co.[3]	900,000	5,166
Oxus Gold PLC[1,3]	14,905,000	5,156
Grupo Agapov Corp., subscription receipts[1,3]	1,666,667	5,000
African Platinum PLC[1,3]	10,000,000	4,768
Mineral Deposits Ltd.[1,3]	4,731,343	4,679
Coalcorp Mining Inc.[3]	9,000,000	4,671
Mwana Africa PLC[1,3]	7,000,000	4,389
Anadolu Cam Sanayii AS1	1,300,000	4,331
Gemfields Resources PLC[1,3,4]	2,666,000	2,295
Gemfields Resources PLC[1,3]	2,000,000	1,722
Taiwan Cement Corp.[1]	4,996,858	3,751
Galaxy Entertainment Group Ltd.[1,3]	4,000,000	3,490
Neo Material Technologies Inc.[3,4]	1,600,000	2,505
Neo Material Technologies Inc.[3]	400,000	626
Energem Resources Inc.[3]	4,065,000	3,092
Aricom PLC[1,3]	3,753,629	2,999
Ballarat Goldfields NL1,3	12,745,000	1,621
Ballarat Goldfields NL1,3,4	10,250,000	1,304
Golden Star Resources Ltd.[3]	1,075,000	2,905
Sound Oil PLC[1,3]	30,000,000	2,814
Avocet Mining PLC[1,3]	1,400,000	2,674
Uruguay Mineral Exploration Inc.[3]	700,000	2,631
Northern Orion Resources Inc.[3,4]	666,600	2,625
Hanwha Chemical Corp.[1]	106,660	1,142
Thistle Mining Inc.[1,3]	18,300	7
Thistle Mining Inc. (United Kingdom)[1,3]	10,500	4
		261,189

FINANCIALS — 7.30%
ORCO PROPERTY GROUP SA1	318,262	39,611
National Bank of Pakistan[1]	5,100,000	21,348
Sumitomo Real Estate Sales Co., Ltd.[1]	155,000	13,233
Jeonbuk Bank[1]	1,219,368	11,114
Kotak Mahindra Bank Ltd.[1]	1,445,345	10,524
Daegu Bank, Ltd.[1]	612,500	10,233
Cathay Real Estate Development Co. Ltd.[1,3]	15,228,000	9,507
First Regional Bancorp[3,4]	269,700	9,189
Thanachart Capital PCL[1]	20,593,000	8,143
UTI Bank Ltd.[1]	926,000	7,669
Pusan Bank[1]	575,000	7,134
Hung Poo Real Estate Development Corp.[1]	6,589,000	7,017
HDFC Bank Ltd.[1]	326,300	6,569
Central Pattana PCL[1]	11,818,000	6,028
Ticon Industrial Connection PCL[1]	12,500,000	5,605
Mizrahi Tefahot Bank Ltd.[1]	840,000	5,156
CapitaCommercial Trust Management Ltd.[1]	3,317,000	4,614
Allgreen Properties Ltd.[1]	4,250,000	4,246
United Bankshares, Inc.	105,000	3,908
Siam City Bank PCL[1]	7,250,000	3,833
MCB Bank Ltd.[1]	845,000	3,562
Banco Nossa Caixa SA, ordinary nominative	127,000	2,533
Ascendas Real Estate Investment Trust[1]	1,844,000	2,499
		203,275

ENERGY — 6.55%
Oilexco Inc. (United Kingdom)[1,3,4]	1,900,000	10,946
Oilexco Inc. (United Kingdom)[1,3]	1,755,000	10,111
Oilexco Inc.[3]	803,900	4,647
Oilexco Inc.[3,4]	725,000	4,191
Quicksilver Resources Inc.[3]	780,550	24,900
OPTI Canada Inc.[3]	1,231,100	19,719
First Calgary Petroleums Ltd.[3]	1,635,000	10,286
First Calgary Petroleums Ltd. (United Kingdom)[1,3]	760,000	4,986
Aventine Renewable Energy, Inc.[3]	695,000	14,866
Southwestern Energy Co.[3]	308,000	9,200
CARBO Ceramics Inc.	200,000	7,206
Regal Petroleum PLC[1,3]	2,463,000	7,108
Warren Resources, Inc.[3]	500,000	6,090
Synenco Energy Inc., Class A3	450,000	6,085
Indago Petroleum Ltd.[1,3]	5,834,306	5,295
White Nile Ltd.[1,3]	2,400,000	5,132
Equator Exploration Ltd.[1,3]	2,000,000	4,319
Ithaca Energy Inc.[1,3,4]	2,121,500	4,129
FirstAfrica Oil PLC[1,3]	110,376,082	3,823
WorleyParsons Ltd.[1]	289,687	3,640
Solana Resources Ltd.[3]	3,500,000	3,508
Asia Energy PLC[1,3]	1,500,000	3,298
GeoPark Holdings Ltd.[1,3]	525,000	2,849
Bankers Petroleum Ltd.[3,4]	3,000,000	1,477
Bankers Petroleum Ltd.[3]	2,086,000	1,027
Denbury Resources Inc.[3]	70,300	2,032
Caspian Energy Inc.[3]	1,000,000	1,342
		182,212

TELECOMMUNICATION SERVICES — 2.48%
LG Telecom Ltd.[1,3]	1,750,000	20,537
Time Warner Telecom Inc., Class A3	912,269	17,342
TIM Participações SA, preferred nominative (ADR)	317,500	8,842
NeuStar, Inc., Class A3	250,000	6,937
Telemig Celular Participações SA, preferred nominative	1,617,616,000	2,979
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	2,952
WiderThan Co., Ltd. (ADR)[3]	240,000	4,018
Vivo Participações SA, preferred nominative[3]	802,680	2,472
Vivo Participações SA, preferred nominative (ADR)[3]	399,248	1,246
Vivo Participações SA, ordinary nominative[3]	25,131	136
Unwired Group Ltd.[1,3]	6,072,334	1,584
		69,045

UTILITIES — 2.40%
Xinao Gas Holdings Ltd.[1]	32,539,000	$33,359
Manila Electric Co., Class B1,3	19,124,800	11,339
First Philippine Holdings Corp.[1]	8,150,000	8,127
Glow Energy PCL[1]	8,385,000	6,295
First Gen Corp.[1]	4,400,000	4,303
Tata Power Co. Ltd.[1]	178,953	2,220
Electricity Generating PCL[1]	550,000	1,183
		66,826

CONSUMER STAPLES — 0.70%
Universal Robina Corp.[1]	15,765,000	5,651
China Mengniu Dairy Co.[1]	2,987,000	5,007
Crown Confectionery Co., Ltd.[1]	37,988	4,595
CP Seven Eleven PCL[1]	23,580,000	3,755
Cawachi Ltd.[1]	15,600	472
		19,480

MISCELLANEOUS — 4.97%
Other common stocks in initial period of acquisition		138,317

Total common stocks (cost: $1,960,964,000)		2,483,634

Rights & warrants — 0.07%

MATERIALS — 0.04%
Northern Orion Resources Inc., warrants, expire 2008[3,4]	333,000	781
Kenmare Resources PLC, warrants, expire 2009[3]	525,000	219
Neo Material Technologies Inc., purchase warrants, expire 2008[3,4]	800,000	157
		1157

INFORMATION TECHNOLOGY — 0.03%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[3]	666,000	687

Total rights & warrants (cost: $24,000)		1,844

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[1,3,4]	125,000	—

Total convertible securities (cost: $625,000)		—

Short-term securities — 11.60%	Principal amount (000)

Barton Capital LLC 5.26% due 10/11/2006[4]	$25,500	25,459
IXIS Commercial Paper Corp. 5.24%-5.245% due 11/13-11/15/2006[4]	25,600	25,437
ING (U.S.) Funding LLC 5.29% due 10/10/2006	25,000	24,964
American Honda Finance Corp. 5.23%-5.26% due 10/5-11/21/2006	21,700	21,612
Amsterdam Funding Corp. 5.25% due 10/26/2006[4]	20,000	19,924
BASF AG 5.27% due 11/1/2006[4]	19,700	19,613
Spintab AB (Swedmortgage) 5.24%-5.29% due 11/9-12/19/2006	18,900	18,740
Freddie Mac 5.23% due 10/5/2006[5]	10,000	9,955
Freddie Mac 5.25% due 10/31/2006	8,000	7,994
Total Capital SA 5.23% due 10/6/2006[4]	15,600	15,586
Old Line Funding, LLC 5.26% due 10/10/2006[4]	15,000	14,978
Electricité de France 5.23% due 11/27/2006	14,300	14,182
Barclays U.S. Funding LLC 5.27% due 11/6/2006	12,900	12,832
Federal Home Loan Bank 5.145% due 12/1/2006	12,500	12,390
BNP Paribas Finance Inc. 5.25% due 12/8/2006	12,100	11,982
Allied Irish Banks N.A. Inc. 5.32% due 10/23/2006[4]	11,600	11,561
Danske Corp. 5.255%-5.26% due 10/17-10/26/2006[4]	10,200	10,169
Stadshypotek Delaware Inc. 5.28% due 11/15/2006[4]	10,000	9,936
International Bank for Reconstruction and Development 5.15% due 10/13/2006	8,300	8,285
Export Development Canada 5.21% due 11/6/2006	6,800	6,764
BMW U.S. Capital LLC 5.21% due 10/5/2006[4]	4,000	3,997
International Lease Finance Corp. 5.235% due 10/12/2006	3,800	3,793
CAFCO, LLC 5.25% due 10/12/2006[4]	3,700	3,693
DaimlerChrysler Revolving Auto Conduit LLC II 5.26% due 10/16/2006	3,500	3,492
CBA (Delaware) Finance Inc. 5.24% due 10/5/2006	2,900	2,898
UBS Finance (Delaware) LLC 5.34% due 10/2/2006	2,700	2,699

Total short-term securities (cost: $322,902,000)		322,935

Total investment securities (cost: $2,284,515,000)		2,808,413
Other assets less liabilities		(25,027)

Net assets		$2,783,386
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 180 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $1,251,919,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3 Security did not produce income during the last 12 months.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $223,846,000, which represented 8.04% of the net assets of the fund.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 9/30/06 (000)

TaeWoong Co.	—	942,997	—	942,997	$—	$22,395
Jaguar Mining	—	2,935,000	—	2,935,000	—	12,082
Min Aik Technology	5,586,000	—	—	5,586,000	536	6,209
Ondine Biopharma	2,060,000	—	—	2,060,000	—	3,318
Ondine Biopharma (United Kingdom)	490,000	—	—	490,000	—	798
Jahwa Electronics*	1,039,000	—	228,280	810,720	—	—
Korea Development*	600,000	—	200,000	400,000	148	—
Sierra Leone Diamond*	5,805,000	—	—	5,805,000	—	—
					$684	$44,802

*Unaffiliated as of 9/30/2006.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$671,940
Gross unrealized depreciation on investment securities	(173,500)
Net unrealized appreciation on investment securities	498,440
Cost of investment securities for federal income tax purposes	2,309,973

Growth Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 88.09%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 15.57%
Google Inc., Class A1	2,231,400	$896,800
Microsoft Corp.	20,155,000	550,836
Cisco Systems, Inc.[1]	13,553,000	311,719
Oracle Corp.[1]	14,622,800	259,408
Corning Inc.[1]	6,959,200	169,874
Samsung Electronics Co., Ltd.	235,000	164,965
eBay Inc.[1]	5,000,000	141,800
NAVTEQ Corp.[1,2]	4,685,900	122,349
Maxim Integrated Products, Inc.	4,005,000	112,420
Dell Inc.[1]	4,261,600	97,335
Linear Technology Corp.	2,895,000	90,092
Nokia Corp. (ADR)	2,750,000	54,148
Nokia Corp.	1,677,029	33,316
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,634,957	44,496
Taiwan Semiconductor Manufacturing Co. Ltd.	21,537,787	38,858
Hynix Semiconductor Inc.[1]	2,000,000	78,867
Xilinx, Inc.	3,200,900	70,260
Altera Corp.[1]	3,750,000	68,925
Novellus Systems, Inc.[1]	1,990,000	55,043
Iron Mountain Inc.[1]	1,100,000	47,234
CDW Corp.	765,000	47,185
Motorola, Inc.	1,825,000	45,625
Yahoo! Inc.[1]	1,750,000	44,240
International Business Machines Corp.	500,000	40,970
Texas Instruments Inc.	1,080,000	35,910
DataPath, Inc.[1,3]	2,819,968	31,020
Mediatek Incorporation	3,261,500	30,949
Hon Hai Precision Industry Co., Ltd.	4,702,962	28,638
Applied Materials, Inc.	1,605,000	28,457
KLA-Tencor Corp.	555,000	24,681
Ceridian Corp.[1]	1,100,000	24,596
Novell, Inc.[1]	3,997,500	24,465
AU Optronics Corp.	15,958,323	22,594
LG.Philips LCD Co., Ltd. (ADR)[1]	1,305,900	21,665
Automatic Data Processing, Inc.	400,000	18,936
		3,878,676

ENERGY — 15.11%
Schlumberger Ltd.	7,219,600	447,832
Halliburton Co.	9,350,000	266,008
Suncor Energy Inc.	3,008,256	215,868
Devon Energy Corp.	3,409,072	215,283
Canadian Natural Resources, Ltd.	4,625,700	210,857
Transocean Inc.[1]	2,731,400	200,020
EOG Resources, Inc.	2,515,000	163,601
Newfield Exploration Co.[1]	3,917,200	150,969
Anadarko Petroleum Corp.	3,000,000	131,490
Murphy Oil Corp.	2,698,800	128,328
Southwestern Energy Co.[1]	4,281,200	127,879
Hess Corp.	3,000,000	124,260
Petro-Canada	2,660,300	107,150
Exxon Mobil Corp.	1,550,000	104,005
Peabody Energy Corp.	2,653,000	97,577
Cameco Corp.	2,150,000	78,626
OPTI Canada Inc.[1]	4,855,000	77,767
ConocoPhillips	1,298,520	77,301
Core Laboratories NV1	1,197,700	76,413
Diamond Offshore Drilling, Inc.	1,025,000	74,179
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,100
Chevron Corp.	1,000,000	64,860
Quicksilver Resources Inc.[1]	1,974,150	62,975
Arch Coal, Inc.	2,000,000	57,820
Shell Canada Ltd.	2,000,000	56,107
Norsk Hydro ASA	2,450,000	54,782
Delta Petroleum Corp.[1]	2,320,000	52,246
Rosetta Resources Inc.[1,3]	2,980,000	51,167
Bill Barrett Corp.[1]	1,933,000	47,475
Denbury Resources Inc.[1]	1,400,000	40,460
Talisman Energy Inc. (Canada)	2,400,000	39,312
BG Group PLC	3,050,000	37,043
ENSCO International Inc.	725,000	31,777
Caltex Australia Ltd.	1,484,030	26,459
		3,763,996

HEALTH CARE — 13.92%
Roche Holding AG	3,460,000	598,489
Medtronic, Inc.	6,600,000	306,504
Zimmer Holdings, Inc.[1]	3,910,000	263,925
AstraZeneca PLC (ADR)	2,715,000	169,688
AstraZeneca PLC (Sweden)	1,200,000	74,823
Amgen Inc.[1]	3,400,000	243,202
WellPoint, Inc.[1]	3,040,000	234,232
Sanofi-Aventis	2,023,900	180,240
Forest Laboratories, Inc.[1]	2,710,000	137,153
UnitedHealth Group Inc.	2,115,000	104,058
Vertex Pharmaceuticals Inc.[1]	3,000,000	100,950
Shire PLC (ADR)	2,000,000	98,780
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	81,375
Medco Health Solutions, Inc.[1]	1,319,000	79,285
Cardinal Health, Inc.	1,200,000	78,888
Gilead Sciences, Inc.[1]	1,120,000	76,944
Sepracor Inc.[1]	1,500,000	72,660
Stryker Corp.	1,415,000	70,170
Aveta, Inc.[1,3]	3,918,000	66,606
Triad Hospitals, Inc.[1]	1,480,000	65,164
Henry Schein, Inc.[1]	1,245,000	62,424
Biogen Idec Inc.[1]	1,335,000	59,648
Eli Lilly and Co.	970,000	55,290
MedImmune, Inc.[1]	1,765,000	51,556
Schering-Plough Corp.	2,000,000	44,180
McKesson Corp.	665,000	35,059
Martek Biosciences Corp.[1]	1,000,000	21,510
Abraxis BioScience, Inc.[1]	667,900	18,554
Allergan, Inc.	160,000	18,018
		3,469,375

CONSUMER DISCRETIONARY — 13.39%
Lowe’s Companies, Inc.	16,526,000	463,720
Target Corp.	7,890,000	435,923
Kohl’s Corp.[1]	5,540,000	359,657
Carnival Corp., units	6,905,000	324,742
Best Buy Co., Inc.	4,490,400	240,506
Starbucks Corp.[1]	6,920,000	235,626
Johnson Controls, Inc.	2,750,000	197,285
Harrah’s Entertainment, Inc.	2,644,000	175,641
News Corp., Class A	6,500,000	127,725
Michaels Stores, Inc.	2,740,000	119,300
Garmin Ltd.	2,000,000	97,560
Liberty Media Holding Corp., Liberty Interactive, Series A1	2,500,000	50,950
Liberty Media Holding Corp., Liberty Capital, Series A1	500,000	41,785
Shaw Communications Inc., Class B, nonvoting	3,000,000	90,060
Magna International Inc., Class A	725,000	52,947
Getty Images, Inc.[1]	1,000,000	49,680
Toyota Motor Corp.	765,000	41,593
Shangri-La Asia Ltd.	18,000,000	40,017
Clear Channel Communications, Inc.	1,375,000	39,669
Royal Caribbean Cruises Ltd.	1,000,000	38,810
Gentex Corp.	2,700,000	38,367
Apollo Group, Inc., Class A1	695,000	34,222
Limited Brands, Inc.	1,087,457	28,807
DreamWorks Animation SKG, Inc., Class A1	500,000	12,455
		3,337,047

CONSUMER STAPLES — 7.56%
Altria Group, Inc.	8,380,000	641,489
Walgreen Co.	5,000,000	221,950
L’Oréal SA	1,500,000	152,422
Seven & I Holdings Co., Ltd.	3,942,000	126,860
PepsiCo, Inc.	1,845,000	120,405
Coca-Cola Co.	2,645,000	118,179
Bunge Ltd.	1,961,000	113,640
Wm. Wrigley Jr. Co.	2,047,500	94,308
Constellation Brands, Inc., Class A1	2,624,000	75,519
Kirin Brewery Co., Ltd.	5,400,000	72,119
Diageo PLC	2,650,000	46,790
SUPERVALU INC.	1,300,000	38,545
Avon Products, Inc.	775,000	23,762
Procter & Gamble Co.	380,000	23,552
General Mills, Inc.	265,000	14,999
		1,884,539

FINANCIALS — 6.56%
Fannie Mae	5,530,000	309,182
American International Group, Inc.	4,350,000	288,231
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	188,317
Freddie Mac	2,297,700	152,406
Marsh & McLennan Companies, Inc.	4,963,200	139,714
Mellon Financial Corp.	3,520,700	137,659
Zions Bancorporation	1,340,000	106,945
Wells Fargo & Co.	2,800,000	101,304
HDFC Bank Ltd.	3,000,000	60,639
Commerce Bancorp, Inc.	1,100,000	40,381
Hudson City Bancorp. Inc.	3,000,000	39,750
SunTrust Banks Inc.	500,000	38,640
Mitsubishi UFJ Financial Group, Inc.	1,457	18,755
Energy XXI Acquisition Corp. (Bermuda) Ltd.[1,3]	2,390,758	11,954
		1,633,877

INDUSTRIALS — 5.53%
Boeing Co.	2,565,000	202,250
General Electric Co.	5,270,000	186,031
Southwest Airlines Co.	7,670,300	127,787
Lockheed Martin Corp.	1,150,000	98,969
General Dynamics Corp.	1,300,000	93,171
Monster Worldwide, Inc.[1]	2,494,000	90,258
Northrop Grumman Corp.	1,150,000	78,281
Tyco International Ltd.	2,396,500	67,078
Mitsubishi Heavy Industries, Ltd.	16,100,000	66,674
Illinois Tool Works Inc.	1,449,200	65,069
Kingspan Group PLC	2,800,000	57,721
UAL Corp.[1]	2,000,000	53,140
Allied Waste Industries, Inc.[1]	4,100,000	46,207
MSC Industrial Direct Co., Inc., Class A	1,000,000	40,740
United Parcel Service, Inc., Class B	500,000	35,970
3M Co.	395,000	29,396
Robert Half International Inc.	800,000	27,176
Raytheon Co.	246,000	11,810
		1,377,728

MATERIALS — 3.81%
Barrick Gold Corp.	6,300,000	193,536
Potash Corp. of Saskatchewan Inc.	1,500,000	156,285
Newmont Mining Corp.	3,115,000	133,166
Monsanto Co.	1,800,000	84,618
Sealed Air Corp.	1,500,000	81,180
Freeport-McMoRan Copper & Gold Inc., Class B	1,404,500	74,804
Rio Tinto PLC	1,448,963	68,522
CRH PLC	1,716,565	57,990
Gold Fields Ltd.	3,000,000	53,223
Newcrest Mining Ltd.	2,746,666	46,103
		949,427

TELECOMMUNICATION SERVICES — 3.26%
Qwest Communications International Inc.[1]	43,050,000	375,396
Sprint Nextel Corp., Series 1	17,430,000	298,925
Bharti Airtel Ltd.[1]	7,499,800	76,874
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	48,612
Telephone and Data Systems, Inc.	320,000	13,472
		813,279

UTILITIES — 0.59%
Reliant Energy, Inc.[1]	9,240,000	113,744
Questar Corp.	400,000	32,708
		146,452

MISCELLANEOUS — 2.79%
Other common stocks in initial period of acquisition		695,829

Total common stocks (cost: $17,447,364,000)		21,950,225

Short-term securities — 12.43%	Principal amount (000)

Bank of America Corp. 5.205%-5.37% due 10/20/2006-1/23/2007	$238,600	236,376
Clipper Receivables Co., LLC 5.25%-5.36% due 10/13-12/15/2006[3]	190,300	189,318
State Street Corp. 5.23% due 11/10/2006	25,000	24,851
CAFCO, LLC 5.25%-5.26% due 10/23-12/20/2006[3]	160,000	158,650
Ciesco LLC 5.35%-5.36% due 10/4-10/13/2006[3]	38,800	38,761
Fannie Mae 5.14%-5.24% due 10/25-11/22/2006	192,300	191,160
Variable Funding Capital Corp. 5.25%-5.35% due 10/5-10/26/2006[3]	185,900	185,516
Three Pillars Funding, LLC 5.24%-5.39% due 10/2-12/27/2006[3]	155,145	154,170
Freddie Mac 5.15%-5.25% due 10/2-11/21/2006	142,063	141,542
Wal-Mart Stores Inc. 5.21% due 10/31-12/19/2006[3]	136,100	134,966
Park Avenue Receivables Co., LLC 5.26% due 10/10-10/30/2006[3]	74,800	74,574
Preferred Receivables Funding Corp. 5.26% due 10/3-11/15/2006[3]	57,394	57,174
Federal Home Loan Bank 5.14%-5.26% due 10/13-12/1/2006	124,000	123,511
HSBC Finance Corp. 5.23%-5.30% due 11/2-12/4/2006	100,000	99,312
Caterpillar Financial Services Corp. 5.20%-5.21% due 10/10-10/27/2006	95,800	95,527
International Lease Finance Corp. 5.225%-5.23% due 10/18-11/28/2006	76,300	75,736
American General Finance Corp. 5.22% due 1/9/2007	16,500	16,261
Gannett Co. 5.19%-5.21% due 10/12-11/9/2006[3]	90,400	90,022
CIT Group, Inc. 5.26% due 11/6-11/27/2006	85,800	85,259
3M Co. 5.19%-5.21% due 11/17-12/11/2006	83,622	83,005
UnionBanCal Commercial Funding Corp. 5.24% due 12/21/2006	50,000	49,410
Union Bank of California, N.A. 5.28% due 11/14/2006	30.000	30,000
E.I. duPont de Nemours and Co. 5.19%-5.20% due 10/24-10/30/2006[3]	76,500	76,210
NetJets Inc. 5.19%-5.21% due 10/3-11/16/2006[3]	70,000	69,811
Coca-Cola Co. 5.19%-5.20% due 11/3-12/1/2006[3]	67,200	66,682
Edison Asset Securitization LLC 5.25% due 10/30/2006[3]	25,000	24,890
General Electric Capital Services, Inc. 5.25% due 10/11-10/17/2006	37,500	37,422
Wells Fargo Bank, N.A. 5.27% due 10/24/2006	50,000	50,000
Triple-A One Funding Corp. 5.25%-5.255% due 10/13-10/18/2006[3]	50,000	49,887
Pitney Bowes Inc. 5.19%-5.20% due 10/16-10/23/2006[3]	50,000	49,859
Tennessee Valley Authority 5.115% due 11/2/2006	50,000	49,765
IBM Capital Inc. 5.205% due 12/7/2006[3]	50,000	49,518
Hershey Co. 5.19%-5.20% due 10/27-10/30/2006[3]	35,000	34,857
FCAR Owner Trust I 5.27% due 10/24/2006	30,155	30,049
Concentrate Manufacturing Co. of Ireland 5.20% due 10/6/2006[3]	25,000	24,978
General Dynamics Corp. 5.21% due 10/5-10/12/2006[3]	25,000	24,961
Scripps (E.W.) Co. 5.21% due 10/18/2006[3]	25,000	24,935
BellSouth Corp. 5.23% due 11/13/2006[3]	25,000	24,840
Estée Lauder Companies Inc. 5.20% due 10/6-11/29/2006[3]	20,300	20,240
United Parcel Service Inc. 5.19% due 10/10/2006	20,000	19,971
Chevron Funding Corp. 5.20% due 11/20/2006	10,300	10,224
Harley-Davidson Funding Corp. 5.19% due 11/27/2006[3]	9,000	8,925
Wm. Wrigley Jr. Co. 5.20% due 10/13/2006[3]	8,000	7,985
USAA Capital Corp. 5.23% due 11/15/2006	7,300	7,253

Total short-term securities (cost: $3,098,078,000)		3,098,363

Total investment securities (cost: $20,545,442,000)		25,048,588
Other assets less liabilities		(130,484)

Net assets		$24,918,104

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,802,476,000 which represented 7.23% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend income (000)	Market value of affiliates at 9/30/06 (000)

NAVTEQ Corp.	—	4,685,900	—	4,685,900	$—	$122,349
Aveta*	3,918,000	—	—	3,918,000	—	—
Datapath, Inc.*	—	2,819,968	—	2,819,968	—	—
Rosetta Resources*	2,980,000	—	—	2,980,000	—	—
					—	$122,349

*Unaffiliated issuer at September 30, 2006

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,030,757
Gross unrealized depreciation on investment securities	(534,631)
Net unrealized appreciation on investment securities	4,496,126
Cost of investment securities for federal income tax purposes	20,552,462

International Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 88.11%	Shares	Market value (000)

FINANCIALS — 23.72%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,852,000	$137,048
Credit Suisse Group[1]	2,205,000	127,482
Sun Hung Kai Properties Ltd.[1]	10,286,000	112,274
Mitsubishi UFJ Financial Group, Inc.[1]	8,479	108,792
Kookmin Bank[1]	1,372,500	107,482
Macquarie Bank Ltd.[1]	1,856,898	95,663
Société Générale[1]	565,000	89,808
BNP Paribas[1]	788,990	84,823
Banco Bilbao Vizcaya Argentaria, SA1	3,502,500	81,046
Sumitomo Mitsui Financial Group, Inc.[1]	7,375	77,334
ING Groep NV1	1,549,310	68,015
ICICI Bank Ltd.[1]	4,400,000	67,253
Hana Financial Holdings[1]	1,398,422	64,196
Swire Pacific Ltd., Class A1	5,720,000	59,665
Mizuho Financial Group, Inc.[1]	7,650	59,234
UniCredito Italiano SpA[1]	6,305,000	52,283
Crédit Agricole SA1	1,100,000	48,278
Hongkong Land Holdings Ltd.[1]	10,500,000	40,732
Banco Santander Central Hispano, SA1	2,475,731	39,116
Sumitomo Realty & Development Co., Ltd.[1]	1,316,000	38,816
Siam Commercial Bank PCL[1]	22,324,500	35,505
Siam Commercial Bank PCL, nonvoting depositary receipt[1]	1,924,700	3,061
AXA SA1	1,020,111	37,575
UBS AG1	570,000	34,066
Hypo Real Estate Holding AG1	538,809	33,585
Shinhan Financial Group Co., Ltd.[1]	634,670	28,546
PartnerRe Holdings Ltd.	416,300	28,129
HSBC Holdings PLC (United Kingdom)[1]	767,460	13,986
HSBC Holdings PLC (Hong Kong)[1]	650,000	11,854
Samsung Fire & Marine Insurance Co., Ltd.[1]	160,610	24,771
Bank of Nova Scotia	500,000	21,494
Commerzbank U.S. Finance, Inc.[1]	600,000	20,179
Takefuji Corp.[1]	368,990	16,918
Westpac Banking Corp.[1]	962,514	16,279
Mitsui Sumitomo Insurance Co., Ltd.[1]	1,280,000	15,964
DnB NOR ASA[1]	1,217,800	14,929
St. George Bank Ltd.[1]	650,000	14,644
Cathay Financial Holding Co., Ltd.[1]	4,303,846	8,613
Westfield Group[1]	465,000	6,522
		1,945,960

HEALTH CARE — 9.48%
Roche Holding AG1	1,124,000	$194,533
Novo Nordisk A/S, Class B1	2,136,500	158,706
AstraZeneca PLC (United Kingdom)[1]	1,262,500	78,881
AstraZeneca PLC (Sweden)[1]	510,500	31,810
Merck KGaA[1]	679,000	71,979
UCB NV1	1,002,924	63,778
Smith & Nephew PLC[1]	5,343,000	49,078
SCHWARZ PHARMA AG1	345,200	40,094
Richter Gedeon NYRT[1]	137,000	28,262
Shionogi & Co., Ltd.[1]	1,200,000	22,095
Straumann Holding AG1	90,950	19,579
Chugai Pharmaceutical Co., Ltd.[1]	602,600	12,987
Elan Corp., PLC (ADR)[2]	370,000	5,691
		777,473

INFORMATION TECHNOLOGY — 9.18%
Samsung Electronics Co., Ltd.[1]	168,064	118,397
Murata Manufacturing Co., Ltd.[1]	1,005,000	70,116
Toshiba Corp.[1]	10,383,000	67,634
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,308,177	49,137
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,879,319	18,041
Rohm Co., Ltd.[1]	592,100	55,138
Hirose Electric Co., Ltd.[1]	316,300	42,102
AU Optronics Corp.[1]	29,280,840	41,636
Chi Mei Optoelectronics Corp.[1]	37,426,398	41,299
Sanken Electric Co., Ltd.[1]	3,100,000	39,984
Nippon Electric Glass Co., Ltd.[1]	1,580,000	35,025
Tokyo Electron Ltd.[1]	435,000	32,281
Mediatek Incorporation[1]	3,291,200	31,151
Hoya Corp.[1]	733,600	27,759
Nidec Corp.[1]	329,500	24,965
Hon Hai Precision Industry Co., Ltd.[1]	3,960,388	24,082
NEC Electronics Corp.[1,2]	580,000	20,017
LG.Philips LCD Co., Ltd.[1,2]	434,050	14,410
		753,174

CONSUMER DISCRETIONARY — 7.94%
Kingfisher PLC[1]	15,603,645	71,559
Swatch Group Ltd, non-registered shares[1]	243,386	47,003
Swatch Group Ltd[1]	597,444	23,160
Continental AG1	605,000	70,089
Hyundai Motor Co.[1]	540,000	46,373
Mediaset SpA[1]	4,050,000	43,511
Industria de Diseno Textil, SA1	869,577	40,574
NOK Corp.[1]	1,536,000	38,053
News Corp., Class B	974,283	20,109
News Corp., Class A	687,292	13,505
Carnival PLC[1]	665,000	31,768
Grupo Televisa, SA, ordinary participation certificates (ADR)	1,440,000	30,614
JCDecaux SA1	835,000	22,556
Nikon Corp.[1]	1,000,000	20,742
Suzuki Motor Corp.[1]	700,000	17,829
Cie. Financière Richemont AG, Class A, units[1]	325,000	15,627
Greek Organization of Football Prognostics SA1	429,330	14,391
Honda Motor Co., Ltd.[1]	400,000	13,499
LG Electronics Inc.[1]	198,370	12,841
Toyota Motor Corp.[1]	230,000	12,528
Sony Corp.[1]	305,000	12,334
Kesa Electricals PLC[1]	1,973,300	12,043
Pearson PLC[1]	750,000	10,657
Publishing & Broadcasting Ltd.[1]	375,000	5,208
SET India Ltd.[1,2,3]	82,217	4,700
		651,273

MATERIALS — 7.72%
Bayer AG1	3,759,000	191,901
Linde AG1	959,624	90,521
Nitto Denko Corp.[1]	1,305,500	77,678
Barrick Gold Corp.	2,064,802	63,431
BlueScope Steel Ltd.[1]	7,350,000	35,485
Kuraray Co., Ltd.[1]	2,538,000	28,328
Siam Cement PCL[1]	4,020,000	27,264
BHP Billiton PLC[1]	1,500,000	25,989
Holcim Ltd.[1]	285,714	23,342
Cemex, SA de CV, ordinary participation certificates, units (ADR)[2]	617,002	18,559
L’Air Liquide[1]	79,200	16,152
Rio Tinto PLC[1]	337,500	15,998
Cía. Vale do Rio Doce, ordinary nominative (ADR)	600,000	12,936
Gold Fields Ltd.[1]	317,100	5,669
		633,253

ENERGY — 7.12%
Royal Dutch Shell PLC, Class B1	2,460,219	83,857
Royal Dutch Shell PLC, Class B (ADR)	275,839	18,862
Royal Dutch Shell PLC, Class A1	522,000	17,198
Reliance Industries Ltd.[1]	3,628,695	92,703
Oil & Natural Gas Corp. Ltd.[1]	2,680,000	68,480
Husky Energy Inc.	1,035,000	66,648
Nexen Inc.	859,625	45,962
Norsk Hydro ASA[1]	2,050,000	45,949
Canadian Natural Resources, Ltd.	1,000,000	45,584
Petro-Canada	1,080,000	43,500
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	21,377
PetroChina Co. Ltd., Class H1	16,300,000	17,545
ENI SpA[1]	550,000	16,349
		584,014

CONSUMER STAPLES — 6.12%
Nestlé SA1	448,420	156,342
Seven & I Holdings Co., Ltd.[1]	3,327,000	107,354
METRO AG1	1,003,000	58,588
Shinsegae Co., Ltd.[1]	86,000	44,495
Groupe Danone[1]	242,400	34,002
Diageo PLC[1]	1,200,000	21,173
Wal-Mart de México, SA de CV, Series V	6,180,240	21,043
Woolworths Ltd.[1]	1,265,303	19,091
Tesco PLC[1]	2,263,260	15,235
Unilever NV1	390,000	9,583
Coca-Cola Hellenic Bottling Co. SA1	250,000	8,603
Koninklijke Ahold NV1,2	635,000	6,733
		502,242

TELECOMMUNICATION SERVICES — 4.73%
Koninklijke KPN NV1	8,685,600	$110,686
Telekom Austria AG1	3,483,678	87,872
América Móvil SA de CV, Series L (ADR)	1,440,000	56,693
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	59,925,000	54,665
Vodafone Group PLC[1]	11,261,250	25,739
Tele Norte Leste Participações SA, preferred nominative	1,640,714	22,432
Telefónica, SA1	832,000	14,414
KDDI Corp.[1]	2,130	13,313
Singapore Telecommunications Ltd.[1]	1,367,330	2,098
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		387,912

INDUSTRIALS — 4.39%
Samsung Engineering Co., Ltd.[1]	1,592,000	76,332
Asahi Glass Co., Ltd.[1]	4,560,000	56,477
Siemens AG1	521,000	45,405
Nippon Express Co., Ltd.[1]	7,062,800	37,962
Toll Holdings Ltd.[1]	2,936,518	33,665
Fraport AG1	485,000	33,409
Mitsubishi Corp.[1]	1,500,000	28,335
Capita Group PLC[1]	2,700,000	27,640
FANUC LTD[1]	162,000	12,691
Mitsui & Co., Ltd.[1]	404,000	5,157
Qantas Airways Ltd.[1]	1,037,056	3,029
		360,102

UTILITIES — 2.94%
Veolia Environnement[1]	1,855,900	111,991
E.ON AG1	615,000	73,074
National Grid PLC[1]	1,842,857	23,005
Scottish Power PLC[1]	1,349,207	16,437
Hong Kong and China Gas Co. Ltd.[1]	7,000,000	16,405
		240,912

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		390,658

Total common stocks (cost: $5,342,600,000)		7,226,973

Short-term securities — 12.44%	Principal amount (000)

Bank of Ireland 5.24%-5.365% due 10/16-11/27/2006[3]	$75,200	74,873
BASF AG 5.235%-5.26% due 10/24/2006-1/19/2007[3]	63,800	63,130
Old Line Funding LLC 5.26% due 10/10-10/17/2006[3]	61,865	61,749
UBS Finance (Delaware) LLC 5.25%-5.375% due 10/20-11/16/2006	54,500	54,205
American Honda Finance Corp. 5.23% due 10/25-12/8/2006	51,900	51,563
Canadian Imperial Holdings Inc. 5.245% due 11/6/2006	47,700	47,445
Citigroup Funding Inc. 5.31% due 10/12/2006	31,000	30,948
Ciesco LLC 5.35% due 10/13/2006[3]	15,800	15,771
Total Capital SA 5.20%-5.23% due 10/6-11/28/2006[3]	46,800	46,594
Freddie Mac 5.23%-5.25% due 10/5-10/31/2006	45,800	45,686
General Electric Capital Services, Inc. 5.25% due 10/12/2006	23,800	23,758
Edison Asset Securitization LLC 5.24% due 11/29/2006[3]	19,600	19,433
Danske Corp. 5.255% due 10/26/2006[3]	41,300	41,150
Toyota Motor Credit Corp. 5.24% due 11/9-11/10/2006	40,000	39,763
Mont Blanc Capital Corp. 5.39% due 10/10/2006[3]	24,200	24,165
ING (U.S.) Funding LLC 5.33% due 10/23/2006	15,200	15,149
Barton Capital LLC 5.25%-5.26% due 10/11-10/19/2006[3]	30,500	30,451
ANZ (Delaware) Inc. 5.33% due 10/24/2006	30,000	29,896
IXIS Commercial Paper Corp. 5.24%-5.25% due 11/8-11/13/2006[3]	29,000	28,829
BMW U.S. Capital LLC 5.24% due 10/27/2006[3]	28,300	28,185
Fannie Mae 5.155% due 11/22/2006	26,500	26,306
Federal Home Loan Bank 5.145% due 12/1/2006	26,400	26,167
Barclays U.S. Funding LLC 5.35% due 10/2/2006	25,000	24,993
Amsterdam Funding Corp. 5.26% due 10/11/2006[3]	25,000	24,960
Deutsche Bank Financial LLC 5.25% due 10/18/2006	25,000	24,934
Coca-Cola Co. 5.19% due 11/2/2006[3]	25,000	24,881
DaimlerChrysler Revolving Auto Conduit LLC 5.26% due 11/10/2006	25,000	24,850
KfW International Finance Inc. 5.21% due 10/13/2006[3]	23,600	23,557
Depfa Bank PLC 5.37% due 10/23/2006[3]	22,700	22,624
Electricité de France 5.23% due 11/27/2006	19,000	18,842
Spintab AB (Swedmortgage) 5.26% due 11/2/2006	5,650	5,623

Total short-term securities (cost: $1,020,391,000)		1,020,480

Total investment securities (cost: $6,362,991,000)		8,247,453
Other assets less liabilities		(44,779)

Net assets		$8,202,674

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 168 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $6,474,842,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $535,052,000, which represented 6.52% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,007,409
Gross unrealized depreciation on investment securities	(125,466)
Net unrealized appreciation on investment securities	1,881,943
Cost of investment securities for federal income tax purposes	6,365,510

New World Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 80.94%	Shares	Market value (000)

FINANCIALS — 17.41%
PT Bank Rakyat Indonesia[1]	43,069,650	$22,872
Erste Bank der oesterreichischen Sparkassen AG1	246,024	15,310
Housing Development Finance Corp. Ltd.[1]	435,100	14,570
Bank Muscat (SAOG) (GDR)[1]	1,065,125	12,355
Banco Santander Central Hispano, SA1	535,782	8,465
EFG International[1,2]	240,000	7,896
Banco Itaú Holding Financeira SA, preferred nominative	258,800	7,756
Unibanco-União de Bancos Brasileiros SA, units (GDR)	102,000	7,548
Piraeus Bank SA1	276,250	7,146
Allied Irish Banks, PLC[1]	250,000	6,651
HSBC Holdings PLC (Hong Kong)[1]	325,000	5,927
Grupo Financiero Banorte, SA de CV	1,800,000	5,678
Bank Polska Kasa Opieki SA1	88,000	5,467
Bank of the Philippine Islands[1]	4,613,539	5,384
Citigroup Inc.	107,000	5,315
Kotak Mahindra Bank Ltd.[1]	729,643	5,313
National Bank of Pakistan[1]	1,260,000	5,274
Banco Bilbao Vizcaya Argentaria, SA1	222,800	5,156
ICICI Bank Ltd.[1]	282,174	4,313
ICICI Bank Ltd. (ADR)	8,000	246
Itaúsa — Investimentos Itaú SA, preferred nominative	993,396	4,093
FirstRand Ltd.[1]	1,756,500	4,002
PT Bank Danamon Indonesia Tbk[1]	6,530,000	3,765
Banco Latinoamericano de Exportaciones, SA, Class E	235,000	3,671
ORCO PROPERTY GROUP SA1	25,200	3,136
Bank Hapoalim BM1	650,000	3,069
American International Group, Inc.	33,000	2,187
Türkiye Garanti Bankasi AS1	697,000	2,054
Kookmin Bank[1]	23,000	1,801
HDFC Bank Ltd.[1]	36,500	735
China Construction Bank Corp., Class H1	500	—
		187,155

CONSUMER STAPLES — 10.15%
Tesco PLC[1]	3,283,418	22,103
Nestlé SA1	31,500	10,983
Pyaterochka Holding NV (GDR)[1,2,3]	503,200	9,977
Fomento Económico Mexicano, SA de CV (ADR)	99,300	9,626
Avon Products, Inc.	210,200	6,445
Wal-Mart de México, SA de CV, Series V (ADR)	148,000	5,025
Wal-Mart de México, SA de CV, Series V	400,000	1,362
PepsiCo, Inc.	84,000	5,482
Coca-Cola Co.	100,000	4,468
Migros Türk TAS[1,2]	425,669	4,266
Procter & Gamble Co.	61,000	3,781
Groupe Danone[1]	25,000	3,507
Diageo PLC[1]	190,000	3,352
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	2,723
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	481
Bunge Ltd.	50,000	2,898
Poslovni Sistem Mercator, d.d.[1]	11,200	2,462
Massmart Holdings Ltd.[1]	320,000	2,345
Anheuser-Busch Companies, Inc.	45,000	2,138
Coca-Cola Hellenic Bottling Co. SA1	60,000	2,065
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	480,000	1,933
Oriflame Cosmetics SA (SDR)[1]	50,000	1,657
		109,079

CONSUMER DISCRETIONARY — 8.94%
Toyota Motor Corp.[1]	211,100	11,499
Kuoni Reisen Holding AG, Class B1,2	16,500	8,491
Truworths International Ltd.[1]	2,477,000	7,443
Central European Media Enterprises Ltd., Class A2	96,600	6,477
Honda Motor Co., Ltd.[1]	190,000	6,412
Yue Yuen Industrial (Holdings) Ltd.[1]	1,830,000	5,684
Merry Electronics Co., Ltd.[1]	1,580,450	5,628
NOK Corp.[1]	217,500	5,388
Swatch Group Ltd[1]	80,000	3,101
Swatch Group Ltd, non registered shares[1]	10,450	2,018
Maruti Udyog Ltd.[1]	200,000	4,287
GOME Electrical Appliances Holding Ltd.[1]	5,140,000	4,158
Premier Image Technology Corp.[1]	2,227,740	3,920
Motor Industries Co. Ltd.[1]	50,000	3,592
Nitori Co., Ltd.[1]	77,000	3,501
TVN SA1,2	100,000	3,361
Makita Corp.[1]	110,000	3,226
Grupo Televisa, SA, ordinary participation certificates (ADR)	140,000	2,976
Las Vegas Sands Corp.[2]	40,000	2,734
Li & Fung Ltd.[1]	886,600	2,203
		96,099

INDUSTRIALS — 7.43%
Murray & Roberts Holdings Ltd.[1]	3,764,000	15,546
Wienerberger AG1	194,000	9,155
Doosan Heavy Industries and Construction Co., Ltd.[1]	211,300	8,817
Far Eastern Textile Ltd.[1]	11,174,944	8,297
ALL — América Latina Logística, units	950,000	7,391
Thai Airways International PCL[1]	5,147,500	6,443
3M Co.	74,000	5,507
Italian-Thai Development PCL[1]	33,285,800	4,988
Imperial Holdings Ltd.[1]	286,000	4,761
Asahi Glass Co., Ltd.[1]	272,000	3,369
Bharat Heavy Electricals Ltd.[1]	50,000	2,614
Bidvest Group Ltd.[1]	125,000	1,820
Barloworld Ltd.[1]	72,000	1,201
		79,909

TELECOMMUNICATION SERVICES — 6.93%
América Móvil SA de CV, Series L (ADR)	310,000	$12,205
Telekom Austria AG1	345,500	8,715
Tele Norte Leste Participações SA, preferred nominative	550,797	7,530
Partner Communications Co. Ltd.[1]	635,600	6,296
Partner Communications Co. Ltd. (ADR)	10,000	98
Telemig Celular Participações SA, preferred nominative (ADR)	152,900	5,642
Brasil Telecom Participações SA, preferred nominative (ADR)	170,000	5,110
Telefónica, SA1	286,632	4,966
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	4,963
China Unicom Ltd.[1]	5,038,000	4,957
Telekomunikacja Polska SA1	685,000	4,343
Maxis Communications Bhd.[1]	1,734,000	4,192
Vodafone Group PLC[1]	1,225,000	2,800
Pakistan Telecommunication Corp.[1]	3,900,000	2,653
		74,470

MATERIALS — 6.90%
Taiwan Cement Corp.[1]	13,538,235	10,162
Votorantim Celulose e Papel SA, preferred nominative (ADR)	555,000	9,402
Associated Cement Companies Ltd.[1]	395,000	8,565
Harmony Gold Mining Co. Ltd.[1,2]	590,000	7,655
Aracruz Celulose SA, Class B, preferred nominative (ADR)	120,000	5,972
Hindalco Industries Ltd.[1]	1,350,000	5,055
Siam Cement PCL[1]	633,000	4,293
Phelps Dodge Corp.	50,000	4,235
Potash Corp. of Saskatchewan Inc.	40,000	4,168
Cemex, SA de CV, ordinary participation certificates, units (ADR)[2]	115,964	3,488
Holcim Ltd.[1]	31,500	2,573
BHP Billiton PLC[1]	142,664	2,472
Cía. Vale do Rio Doce, Class A, preferred nominative	126,000	2,339
Ivanhoe Mines Ltd.[2]	303,100	1,891
AngloGold Ashanti Ltd.[1]	49,500	1,869
		74,139

INFORMATION TECHNOLOGY — 5.74%
Samsung Electronics Co., Ltd.[1]	17,200	12,117
Nokia Corp. (ADR)	352,100	6,933
Nokia Corp.[1]	236,900	4,664
Mediatek Incorporation[1]	889,319	8,417
Hon Hai Precision Industry Co., Ltd.[1]	1,350,393	8,211
Acer Inc.[1]	4,264,000	7,222
Kingboard Chemical Holdings Ltd.[1]	1,690,000	6,084
Hoya Corp.[1]	114,400	4,329
NetEase.com, Inc. (ADR)[2]	120,000	1,963
Venture Corp. Ltd.[1]	221,000	1,749
		61,689

ENERGY — 5.47%
Royal Dutch Shell PLC, Class B1	354,000	12,066
Royal Dutch Shell PLC, Class B (ADR)	39,949	2,732
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	86,000	7,209
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	3,967
Oil & Natural Gas Corp. Ltd.[1]	428,969	10,961
Sterling Energy PLC[1,2]	13,810,000	4,778
MOL Magyar Olaj- és Gázipari Rt., Class A1	40,841	3,714
Nexen Inc.	63,428	3,391
PTT Exploration and Production PCL[1]	1,000,000	2,830
Reliance Industries Ltd.[1]	110,000	2,810
Noble Energy, Inc.	46,000	2,097
Harvest Natural Resources, Inc.[2]	123,900	1,282
China Shenhua Energy Co. Ltd., Class H1	590,000	949
		58,786

UTILITIES — 4.52%
AES Corp.[2]	560,000	11,418
PT Perusahaan Gas Negara (Persero) Tbk[1]	6,800,000	8,914
RAO Unified Energy System of Russia (GDR)[1]	120,000	8,736
NTPC Ltd.[1]	2,757,000	7,835
Cheung Kong Infrastructure Holdings Ltd.[1]	1,066,000	3,263
Veolia Environnement[1]	49,000	2,957
Gas Natural SDG, SA1	80,300	2,926
Reliance Energy Ltd.[1]	241,500	2,551
		48,600

HEALTH CARE — 3.65%
KRKA, d.d., Novo mesto[1]	16,864	15,589
Novo Nordisk A/S, Class B1	175,160	13,011
Dr. Reddy’s Laboratories Ltd.[1]	240,000	3,834
Teva Pharmaceutical Industries Ltd. (ADR)	70,000	2,386
Ranbaxy Laboratories Ltd.[1]	219,000	2,099
Richter Gedeon NYRT[1]	7,400	1,527
AstraZeneca PLC (Sweden)[1]	12,700	791
		39,237

MISCELLANEOUS — 3.80%
Other common stocks in initial period of acquisition		40,807

Total common stocks (cost: $653,462,000)		869,970

Rights & warrants — 0.02%

INFORMATION TECHNOLOGY — 0.02%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[2]	169,000	174

Total rights & warrants (cost: $0)		174

Bonds & notes — 8.20%	Principal amount (000)

NON-U.S. GOVERNMENT BONDS & NOTES — 7.87%
Brazilian Treasury Bill 0% 2007	R$700	312
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,480
Brazilian Treasury Bill 9.445% 2010[4]	R$3,240	2,126
Brazilian Treasury Bill 9.418% 2011[4]	60	39
Brazil (Federal Republic of) Global 12.50% 2016	1,900	883
Brazil (Federal Republic of) Global 8.00% 2018[5]	$2,434	2,680
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,188
Brazil (Federal Republic of) Global 8.875% 2024	100	120
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,916
Brazil (Federal Republic of) Global 11.00% 2040	2,375	3,096
Argentina (Republic of) 4.193% 2012[5,6]	2,000	1,385
Argentina (Republic of) 2.426% 2014[4,5]	ARS 1,213	330
Argentina (Republic of) 7.255% 2033[4,5,7]	26,174	9,727
Argentina (Republic of) GDP-Linked 2035	43,865	1,301
Argentina (Republic of) 0.797% 2038[4,5]	12,328	1,561
Russian Federation 8.25% 2010[5]	$6,400	6,737
Russian Federation 8.25% 2010[3,5]	503	529
Russian Federation 5.00%/7.50% 2030[3,5,8]	3,406	3,804
Russian Federation 5.00%/7.50% 2030[5,8]	750	838
United Mexican States Government Global 6.20% 2009[6]	1,250	1,265
United Mexican States Government Global 10.375% 2009	397	444
United Mexican States Government Global 9.875% 2010	4,125	4,717
United Mexican States Government Global 6.375% 2013	1,000	1,054
United Mexican States Government, Series MI10, 8.00% 2013	MXP7,671	690
United Mexican States Government, Series MI10, 9.50% 2014	9,500	930
United Mexican States Government Global 11.375% 2016	$1,408	2,024
United Mexican States Government, Series M20, 8.00% 2023	MXP 830	72
United Mexican States Government, Series M20, 10.00% 2024	6,000	623
Colombia (Republic of) Global 10.00% 2012	$2,100	2,458
Colombia (Republic of) Global 10.75% 2013	1,360	1,667
Columbia (Republic of) Global 8.25% 2014	400	444
Colombia (Republic of) Global 12.00% 2015	COP2,000,000	953
Colombia (Republic of) Global 11.75% 2020	$315	443
Columbia (Republic of) Global 8.125% 2024	500	552
Columbia (Republic of) Global 7.375% 2037	474	481
Peru (Republic of) 9.125% 2012	2,800	3,227
Peru (Republic of) 8.375% 2016	1,725	1,997
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[5,6]	817	809
Peru (Republic of) 7.35% 2025	500	536
Turkey (Republic of) 20.00% 2007	TRY1,775	1,167
Turkey (Republic of) Treasury Bill 0% 2007	1,000	571
Turkey (Republic of) 15.00% 2010	3,880	2,230
Turkey (Republic of) 11.875% 2030	$1,225	1,811
Panama (Republic of) Global 9.625% 2011	219	251
Panama (Republic of) Global 9.375% 2012	790	929
Panama (Republic of) Global 7.125% 2026	890	937
Panama (Republic of) Global 8.875% 2027	300	373
Panama (Republic of) Global 9.375% 2029	450	583
Panama (Republic of) Global 6.70% 2036[5]	1,824	1,815
Philippines (Republic of) 8.375% 2009	1,665	1,767
Philippines (Republic of) 9.875% 2019	700	867
Philippines (Republic of) 7.75% 2031	2,035	2,134
Dominican Republic 8.625% 2027[3,5]	1,550	1,674
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP4,300	728
Venezuela (Republic of) Global 8.50% 2014	$55	61
Venezuela (Republic of) 9.25% 2027	170	209
		84,545

ENERGY — 0.19%
Pemex Project Funding Master Trust 8.00% 2011	200	220
Pemex Project Funding Master Trust 6.625% 2035[3]	1,800	1,771
		1,991

UTILITIES — 0.10%
Enersis SA 7.375% 2014	$650	$692
AES Gener SA 7.50% 2014	400	416
		1,108

INDUSTRIALS — 0.04%
TFM, SA de CV 9.375% 2012	400	426

Total bonds & notes (cost: $81,164,000)		88,070

Short-term securities — 10.05%

BMW U.S. Capital LLC 5.24% due 10/27/06[3]	19,800	19,719
DaimlerChrysler Revolving Auto Conduit LLC II 5.26% due 10/16/06	18,500	18,457
International Bank for Reconstruction and Development 5.15% due 10/13/06	16,300	16,270
KfW International Finance Inc. 5.21%-5.24% due 10/05-10/13/06[3]	13,500	13,486
Spintab AB (Swedmortgage) 5.29% due 11/09/06	12,000	11,933
BASF AG 5.34% due 10/02/06[3]	7,000	6,998
Danske Corp. 5.26% due 10/26/06[3]	6,500	6,476
Export Development Canada 5.21% due 11/06/06	6,500	6,466
Federal Home Loan Bank 5.15% due 11/03/06	4,700	4,677
IXIS Commercial Paper Corp. 5.24% due 11/09/06[3]	3,600	3,579

Total short-term securities (cost: $108,056,000)		108,061

Total investment securities (cost: $842,682,000)		1,066,275
Other assets less liabilities		8,523

Net assets		$1,074,798
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 120 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $636,673,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $68,013,000, which represented 6.33% of the net assets of the fund.
4 Index-linked bond whose principal amount moves with a government retail price index.
5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6 Coupon rate may change periodically.
7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8 Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$239,287
Gross unrealized depreciation on investment securities	(24,737)
Net unrealized appreciation on investment securities	214,550
Cost of investment securities for federal income tax purposes	851,725

Blue Chip Income and Growth Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 92.47%	Shares	Market value (000)

FINANCIALS — 18.54%
Citigroup Inc.	2,825,000	$140,318
Fannie Mae	2,430,000	135,861
J.P. Morgan Chase & Co.	2,200,000	103,312
American International Group, Inc.	1,300,000	86,138
Bank of America Corp.	1,176,395	63,020
Capital One Financial Corp.	700,000	55,062
Freddie Mac	700,000	46,431
Washington Mutual, Inc.	750,000	32,603
HSBC Holdings PLC (ADR)	225,000	20,594
Bank of New York Co., Inc.	440,000	15,514
		698,853

INFORMATION TECHNOLOGY — 16.98%
Oracle Corp.[1]	7,200,000	127,728
Hewlett-Packard Co.	2,950,000	108,236
Microsoft Corp.	3,550,000	97,022
Intel Corp.	4,650,000	95,650
International Business Machines Corp.	975,000	79,891
Cisco Systems, Inc.[1]	2,500,000	57,500
Applied Materials, Inc.	1,800,000	31,914
Linear Technology Corp.	550,000	17,116
Automatic Data Processing, Inc.	250,000	11,835
Maxim Integrated Products, Inc.	400,000	11,228
Analog Devices, Inc.	70,000	2,057
		640,177

HEALTH CARE — 14.48%
Aetna Inc.	2,000,000	79,100
Cardinal Health, Inc.	900,000	59,166
AstraZeneca PLC (ADR)	875,000	54,687
Pfizer Inc	1,700,000	48,212
Eli Lilly and Co.	825,000	47,025
UnitedHealth Group Inc.	900,000	44,280
Merck & Co., Inc.	1,000,000	41,900
Abbott Laboratories	800,000	38,848
Schering-Plough Corp.	1,750,000	38,658
Amgen Inc.[1]	535,000	38,269
Bristol-Myers Squibb Co.	1,425,000	35,511
HCA Inc.	400,000	19,956
		545,612

CONSUMER DISCRETIONARY — 12.85%
Lowe’s Companies, Inc.	3,500,000	$98,210
Target Corp.	1,475,000	81,494
Best Buy Co., Inc.	800,000	42,848
Clear Channel Communications, Inc.	1,400,000	40,390
TJX Companies, Inc.	1,350,000	37,840
Leggett & Platt, Inc.	1,500,000	37,545
Omnicom Group Inc.	400,000	37,440
General Motors Corp.	1,000,000	33,260
Carnival Corp., units	575,000	27,042
Harley-Davidson, Inc.	425,000	26,669
Mattel, Inc.	1,100,000	21,670
		484,408

INDUSTRIALS — 11.70%
General Electric Co.	4,250,000	150,025
Tyco International Ltd.	4,050,000	113,359
United Technologies Corp.	760,000	48,146
United Parcel Service, Inc., Class B	605,000	43,524
Norfolk Southern Corp.	592,800	26,113
Emerson Electric Co.	250,000	20,965
Waste Management, Inc.	500,000	18,340
Southwest Airlines Co.	1,000,000	16,660
Pitney Bowes Inc.	90,000	3,993
		441,125

TELECOMMUNICATION SERVICES — 6.12%
BellSouth Corp.	3,550,000	151,763
AT&T Inc.	1,750,000	56,980
Sprint Nextel Corp., Series 1	850,000	14,577
Verizon Communications Inc.	200,000	7,426
		230,746

ENERGY — 4.50%
Schlumberger Ltd.	940,000	58,308
ConocoPhillips	650,000	38,695
Royal Dutch Shell PLC, Class A (ADR)	500,000	33,050
EOG Resources, Inc.	400,000	26,020
Exxon Mobil Corp.	200,000	13,420
		169,493

CONSUMER STAPLES — 3.47%
Wal-Mart Stores, Inc.	1,500,000	73,980
Walgreen Co.	480,000	21,307
PepsiCo, Inc.	250,000	16,315
Avon Products, Inc.	400,000	12,264
Kimberly-Clark Corp.	55,000	3,595
H.J. Heinz Co.	80,000	3,355
		130,816

MATERIALS — 1.12%
E.I. du Pont de Nemours and Co.	350,000	14,994
Alcoa Inc.	500,000	14,020
Air Products and Chemicals, Inc.	200,000	13,274
		42,288

UTILITIES — 0.86%
FPL Group, Inc.	400,000	$18,000
Duke Energy Corp.	260,000	7,852
Xcel Energy Inc.	250,000	5,162
FirstEnergy Corp.	25,901	1,447
		32,461

MISCELLANEOUS — 1.85%
Other common stocks in initial period of acquisition		69,820

Total common stocks (cost: $2,919,147,000)		3,485,799

Short-term securities — 6.68%	Principal amount (000)

Abbott Laboratories 5.18%-5.22% due 10/31-11/21/2006[2]	$43,500	43,245
Pitney Bowes Inc. 5.20% due 10/12-10/30/2006[2]	38,600	38,491
International Bank for Reconstruction and Development 5.13% due 11/13/2006	25,700	25,539
Wells Fargo Bank, N.A. CD 5.27% due 10/25/2006	25,000	25,000
Coca Cola Co. 5.21% due 11/13/2006[2]	22,100	21,959
Fannie Mae 5.22% due 10/2/2006	17,400	17,395
Caterpillar Financial Services Corp. 5.20% due 10/27/2006	17,000	16,934
Federal Home Loan Bank 5.13% due 10/20/2006	15,100	15,057
International Lease Financial Corp. 5.23% due 11/8/2006	10,000	9,943
Triple-A One Funding Corp. 5.25% due 10/12/2006[2]	8,400	8,385
E.I. duPont de Nemours and Co. 5.19% due 10/27/2006[2]	7,900	7,869
Becton, Dickinson and Co. 5.21% due 11/6/2006	7,299	7,260
The Concentrate Manufacturing Co. of Ireland 5.19% due 10/23/2006[2]	6,200	6,179
Tennessee Valley Authority 5.135% due 10/19/2006	4,800	4,787
Gannett Co. 5.20% due 10/25/2006[2]	2,300	2,292
Hershey Co. 5.20% due 11/1/2006[2]	1,000	995
Three Pillars Funding LLC 5.36% due 10/2/2006[2]	500	500

Total short-term securities (cost: $251,830,000)		251,830

Total investment securities (cost: $3,170,977,000)		3,737,629
Other assets less liabilities		32,124

Net assets		$3,769,753

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $129,915,000, which represented 3.45% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$612,040
Gross unrealized depreciation on investment securities	(47,454)
Net unrealized appreciation on investment securities	564,586
Cost of investment securities for federal income tax purposes	3,173,043

Global Growth and Income Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 76.88%	Shares	Market value (000)

FINANCIALS — 13.50%
Cathay Financial Holding Co., Ltd.[1]	2,650,624	$5,304
AXA SA1	99,522	3,666
Citigroup Inc.	68,200	3,387
Fannie Mae	50,000	2,796
Bank of America Corp.	49,200	2,636
Commerzbank U.S. Finance, Inc.[1]	78,000	2,623
Fubon Financial Holding Co., Ltd.[1]	3,130,000	2,593
Hypo Real Estate Holding AG1	41,300	2,574
Berkshire Hathaway Inc., Class B2	810	2,571
BOC Hong Kong (Holdings) Ltd.[1]	1,140,000	2,560
Banco Bilbao Vizcaya Argentaria, SA1	108,500	2,511
AFLAC Inc.	54,500	2,494
Sun Hung Kai Properties Ltd.[1]	218,000	2,380
AEON Mall Co., Ltd.[1]	42,000	2,227
FirstRand Ltd.[1]	646,000	1,472
Allco Commercial REIT[1]	2,517,000	1,468
UniCredito Italiano SpA[1]	125,000	1,037
PT Bank Rakyat Indonesia[1]	400,000	212
Fortis[1]	4,600	186
		44,697

INFORMATION TECHNOLOGY — 10.93%
Microsoft Corp.	176,400	4,821
Nokia Corp.[1]	232,900	4,585
Dell Inc.[2]	150,000	3,426
International Business Machines Corp.	41,500	3,400
Cisco Systems, Inc.[2]	134,680	3,098
EMC Corp.[2]	216,000	2,588
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	268,760	2,580
Hon Hai Precision Industry Co., Ltd.[1]	409,400	2,489
Lite-On Technology Corp.[1]	1,660,621	2,054
Oracle Corp.[2]	109,500	1,942
Powerchip Semiconductor Corp.[1]	2,706,589	1,726
Quanta Computer Inc.[1]	885,291	1,271
Nintendo Co., Ltd.[1]	5,300	1,095
Citizen Watch Co., Ltd.[1]	113,500	931
Yahoo! Inc.[2]	7,400	187
		36,193

MATERIALS — 10.38%
Bayer AG1	86,400	$4,411
Newmont Mining Corp.	100,000	4,275
Potash Corp. of Saskatchewan Inc.	40,000	4,168
Newcrest Mining Ltd.[1]	209,427	3,535
Barrick Gold Corp.	110,000	3,379
Kuraray Co., Ltd.[1]	220,000	2,455
UPM-Kymmene Corp.[1]	103,700	2,454
MeadWestvaco Corp.	78,700	2,086
Ivanhoe Mines Ltd.[2]	334,400	2,086
Lonmin PLC[1]	38,500	1,841
Dow Chemical Co.	31,600	1,232
Evraz Group SA (GDR)[1]	50,000	1,179
Gold Fields Ltd.[1]	50,000	894
Phelps Dodge Corp.	4,500	381
		34,376

CONSUMER DISCRETIONARY — 8.78%
Time Warner Inc.	150,000	2,735
General Motors Corp.	81,200	2,701
Honda Motor Co., Ltd.[1]	74,000	2,497
NOK Corp.[1]	95,300	2,361
Pioneer Corp.[1]	133,000	2,350
NTL Inc.	84,100	2,139
Target Corp.	38,700	2,138
Lowe’s Companies, Inc.	73,900	2,074
Ford Motor Co.	208,900	1,690
Industria de Diseno Textil, SA1	35,150	1,640
Pou Chen Corp.[1]	1,905,874	1,564
Kohl’s Corp.[2]	23,800	1,545
Yue Yuen Industrial (Holdings) Ltd.[1]	461,500	1,433
Truworths International Ltd.[1]	447,000	1,343
Yamaha Corp.[1]	40,000	843
		29,053

TELECOMMUNICATION SERVICES — 7.43%
Vodafone Group PLC[1]	1,160,540	2,653
Vodafone Group PLC (ADR)	100,000	2,286
AT&T Inc.	150,000	4,884
Telekom Austria AG1	125,000	3,153
Verizon Communications Inc.	75,000	2,785
Telecom Italia SpA, nonvoting[1]	937,000	2,255
Tele Norte Leste Participações SA, preferred nominative	117,200	1,602
Telekomunikacja Polska SA1	243,300	1,542
KT Corp.[1]	35,000	1,512
France Télécom, SA1	45,700	1,048
Chunghwa Telecom Co., Ltd. (ADR)	50,000	865
		24,585

ENERGY — 6.97%
Chevron Corp.	98,500	6,389
Royal Dutch Shell PLC, Class A (ADR)	55,000	3,635
Royal Dutch Shell PLC, Class A1	41,500	1,367
Exxon Mobil Corp.	60,000	4,026
ConocoPhillips	53,000	3,155
Marathon Oil Corp.	30,000	2,307
Anadarko Petroleum Corp.	50,000	2,192
		23,071

CONSUMER STAPLES — 5.85%
Koninklijke Ahold NV1,2	445,400	$4,723
Altria Group, Inc.	50,000	3,827
Seven & I Holdings Co., Ltd.[1]	80,400	2,594
Tesco PLC[1]	350,000	2,356
Diageo PLC[1]	132,500	2,338
Coca-Cola Co.	50,000	2,234
ConAgra Foods, Inc.	53,500	1,310
		19,382

INDUSTRIALS — 4.97%
General Electric Co.	146,400	5,168
Toll Holdings Ltd.[1]	436,813	5,008
Tyco International Ltd.	135,500	3,793
Qantas Airways Ltd.[1]	309,505	904
Nippon Express Co., Ltd.[1]	100,000	538
UAL Corp.[2]	20,000	531
Ryanair Holdings PLC (ADR)[2]	8,300	525
		16,467

HEALTH CARE — 4.48%
AstraZeneca PLC (United Kingdom)[1]	44,700	2,793
AstraZeneca PLC (Sweden)[1]	18,700	1,165
UCB NV1	49,000	3,116
Novo Nordisk A/S, Class B1	33,500	2,489
Roche Holding AG1	13,550	2,345
WellPoint, Inc.[2]	27,260	2,100
Merck & Co., Inc.	20,000	838
		14,846

UTILITIES — 3.59%
Exelon Corp.	75,000	4,541
E.ON AG1	19,500	2,317
AES Corp.[2]	79,900	1,629
RWE AG1	15,000	1,383
Hongkong Electric Holdings Ltd.[1]	200,000	934
China Light & Power Co., Ltd.[1]	150,000	909
Endesa, SA1	4,000	170
		11,883

Total common stocks (cost: $245,824,000)		254,553

Bonds & notes — 0.47%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.47%
NTL Cable PLC 9.125% 2016	$1,500	1,556

Total bonds & notes (cost: $1,543,000)		1,556

Short-term securities — 23.55%	Principal amount (000)	Market value (000)

HBOS Treasury Services PLC 5.24% due 12/19/2006	$5,000	$4,944
BASF AG 5.27% due 11/1/2006[3]	4,500	4,480
Export Development Corp. 5.21% due 11/6/2006	4,100	4,078
Danske Corp. 5.255% due 10/26/2006[3]	4,000	3,986
KFW International Finance Inc. 5.21% due 10/27/2006[3]	4,000	3,984
Depfa Bank PLC 5.255% due 12/1/2006[3]	4,000	3,965
Dexia Delaware LLC 5.245% due 12/22/2006	4,000	3,953
Allied Irish Banks N.A. Inc. 5.25% due 11/13/2006[3]	3,900	3,875
Park Avenue Receivables Co., LLC 5.25% due 10/19/2006[3]	3,300	3,291
Barton Capital LLC 5.25% due 10/20/2006[3]	3,300	3,290
Toyota Motor Credit Corp. 5.24% due 11/8/2006	3,300	3,281
Bank of Ireland 5.255% due 12/18/2006[3]	3,300	3,263
Total Capital SA 5.225% due 10/30/2006[3]	3,000	2,987
BMW U.S. Capital Corp. 5.23-5.24% due 10/27-11/17/2006[3]	3,000	2,982
CBA (Delaware) Finance Inc. 5.24% due 10/5/2006	2,800	2,798
British Columbia Hydro and Power Authority 5.30% due 10/10/2006	2,800	2,796
Nestlé Capital Corp. 5.21% due 10/12/2006[3]	2,800	2,795
Spintab AB (Swedmortgage) 5.25% due 10/25/2006	2,800	2,790
Amsterdam Funding Corp. 5.26% due 10/17/2006[3]	2,500	2,494
DaimlerChrysler Revolving Auto Conduit LLC 5.26% due 11/8/2006	2,500	2,486
Clipper Receivables Co., LLC 5.26% due 10/6/2006[3]	2,200	2,198
Three Pillars Funding, LLC 5.36% due 10/2/2006[3]	2,000	1,999
American Honda Finance Corp. 5.22% due 11/6/2006	2,000	1,989
ING American Insurance Holdings Inc. 5.24% due 12/18/2006	1,800	1,780
Old Line Funding, LLC 5.26% due 11/1/2006[3]	1,500	1,493

Total short-term securities (cost: $77,968,000)		77,977

Total investment securities (cost: $325,335,000)		334,086
Other assets less liabilities		(2,998)

Net assets		$331,088

1 Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 60 of the fund’s securities (with aggregate value of $125,376,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $47,082,000, which represented 14.22% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,889
Gross unrealized depreciation on investment securities	(3,138)
Net unrealized appreciation on investment securities	8,751
Cost of investment securities for federal income tax purposes	325,335

Growth-Income Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 87.18%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.83%
Oracle Corp.[1]	39,105,000	$693,723
Intel Corp.	23,620,000	485,863
Cisco Systems, Inc.[1]	20,840,000	479,320
Microsoft Corp.	15,635,000	427,305
International Business Machines Corp.	4,200,000	344,148
eBay Inc.[1]	11,550,000	327,558
Hewlett-Packard Co.	7,400,000	271,506
Nokia Corp.	7,000,000	139,064
Nokia Corp. (ADR)	6,500,000	127,985
Google Inc., Class A1	480,000	192,912
Flextronics International Ltd.[1]	13,000,000	164,320
Samsung Electronics Co., Ltd.	225,000	157,945
First Data Corp.	3,350,000	140,700
Texas Instruments Inc.	4,000,000	133,000
Taiwan Semiconductor Manufacturing Co. Ltd.	56,102,049	101,218
Yahoo! Inc.[1]	3,900,000	98,592
Dell Inc.[1]	3,500,000	79,940
Seagate Technology[1]	3,300,000	76,197
Maxim Integrated Products, Inc.	2,700,000	75,789
Applied Materials, Inc.	4,000,000	70,920
ASML Holding NV1	3,000,000	70,179
Automatic Data Processing, Inc.	1,455,000	68,880
Xilinx, Inc.	2,950,000	64,752
Micron Technology, Inc.[1]	3,250,000	56,550
Linear Technology Corp.	1,800,000	56,016
Analog Devices, Inc.	1,750,000	51,432
Corning Inc.[1]	1,975,000	48,210
Advanced Micro Devices, Inc.[1]	1,750,000	43,487
KLA-Tencor Corp.	950,000	42,246
Jabil Circuit, Inc.	1,000,000	28,570
Intuit Inc.[1]	777,014	24,934
Solectron Corp.[1]	6,000,000	19,560
EMC Corp.[1]	1,475,000	17,670
Sanmina-SCI Corp.[1]	4,500,000	16,830
Altera Corp.[1]	700,000	12,866
Avnet, Inc.[1]	403,600	7,919
		5,218,106

FINANCIALS — 12.52%
Fannie Mae	9,688,500	$541,684
American International Group, Inc.	6,800,000	450,568
Citigroup Inc.	7,025,000	348,932
Bank of America Corp.	5,380,000	288,207
J.P. Morgan Chase & Co.	4,147,900	194,785
Freddie Mac	2,265,000	150,237
Capital One Financial Corp.	1,900,000	149,454
St. Paul Travelers Companies, Inc.	2,800,000	131,292
Bank of New York Co., Inc.	3,575,000	126,054
Washington Mutual, Inc.	2,440,550	106,091
HSBC Holdings PLC (ADR)	1,086,050	99,406
Golden West Financial Corp.	1,265,800	97,783
XL Capital Ltd., Class A	1,380,000	94,806
North Fork Bancorporation, Inc.	3,000,000	85,920
Marsh & McLennan Companies, Inc.	2,955,000	83,183
Wells Fargo & Co.	1,840,000	66,571
Genworth Financial, Inc., Class A	1,800,000	63,018
Allstate Corp.	635,000	39,834
UnumProvident Corp.	1,000,000	19,390
		3,137,215

HEALTH CARE — 11.99%
AstraZeneca PLC (ADR)	3,210,150	200,634
AstraZeneca PLC (Sweden)	392,000	24,442
Eli Lilly and Co.	3,735,000	212,895
WellPoint, Inc.[1]	2,750,000	211,887
Aetna Inc.	5,250,000	207,637
Cardinal Health, Inc.	3,100,000	203,794
Abbott Laboratories	4,190,000	203,466
Bristol-Myers Squibb Co.	7,860,000	195,871
Medtronic, Inc.	3,800,000	176,472
Amgen Inc.[1]	2,246,200	160,671
Merck & Co., Inc.	3,500,000	146,650
St. Jude Medical, Inc.[1]	4,000,000	141,160
CIGNA Corp.	1,000,000	116,320
Schering-Plough Corp.	4,994,800	110,335
Biogen Idec Inc.[1]	2,139,900	95,611
Novo Nordisk A/S, Class B	1,266,500	94,184
Pfizer Inc	3,200,000	90,752
Johnson & Johnson	1,300,000	84,422
Medco Health Solutions, Inc.[1]	1,400,000	84,154
Forest Laboratories, Inc.[1]	1,499,800	75,905
Smith & Nephew PLC	7,639,700	70,234
Sanofi-Aventis	400,000	35,622
AmerisourceBergen Corp.	750,000	33,900
McKesson Corp.	500,000	26,360
		3,003,378

CONSUMER DISCRETIONARY — 11.14%
Lowe’s Companies, Inc.	15,710,000	440,823
Target Corp.	5,750,000	317,687
News Corp., Class A	10,815,200	212,519
Carnival Corp., units	3,982,100	187,278
Time Warner Inc.	9,500,000	173,185
Carnival PLC	3,500,000	167,350
General Motors Corp.	4,100,000	136,366
Magna International Inc., Class A	1,795,100	131,096
Harley-Davidson, Inc.	1,850,000	116,087
Walt Disney Co.	3,535,000	109,267
Vivendi SA	2,600,000	93,772
Best Buy Co., Inc.	1,500,000	80,340
XM Satellite Radio Holdings Inc., Class A1	5,100,000	65,739
Toyota Motor Corp.	1,200,000	65,244
Amazon.com, Inc.[1]	2,000,000	64,240
VF Corp.	800,000	58,360
Ross Stores, Inc.	1,850,000	47,009
Home Depot, Inc.	1,200,000	43,524
E.W. Scripps Co., Class A	900,000	43,137
Gentex Corp.	3,000,000	42,630
Mattel, Inc.	2,000,000	39,400
Kohl’s Corp.[1]	550,000	35,706
IAC/InterActiveCorp[1]	1,045,000	30,054
Expedia, Inc.[1]	1,741,000	27,299
Clear Channel Outdoor Holdings, Inc., Class A1	1,149,400	23,448
ServiceMaster Co.	2,020,000	22,644
Interpublic Group of Companies, Inc.[1]	800,000	7,920
Gap, Inc.	300,000	5,685
Clear Channel Communications, Inc.	160,000	4,616
		2,792,425

INDUSTRIALS — 8.99%
General Electric Co.	13,300,000	469,490
Tyco International Ltd.	13,945,300	390,329
United Technologies Corp.	3,950,000	250,233
United Parcel Service, Inc., Class B	3,000,000	215,820
Avery Dennison Corp.	2,815,000	169,379
General Dynamics Corp.	2,100,000	150,507
Norfolk Southern Corp.	3,326,500	146,532
Lockheed Martin Corp.	950,000	81,757
Waste Management, Inc.	2,150,000	78,862
Pitney Bowes Inc.	1,552,200	68,871
Emerson Electric Co.	700,000	58,702
Illinois Tool Works Inc.	1,180,600	53,009
Ingersoll-Rand Co. Ltd., Class A	1,290,000	48,994
Allied Waste Industries, Inc.[1]	2,536,800	28,590
Southwest Airlines Co.	1,650,000	27,489
Union Pacific Corp.	150,000	13,200
		2,251,764

ENERGY — 7.31%
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	132,200
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	122,427
Royal Dutch Shell PLC, Class B	139,816	4,744
Marathon Oil Corp.	3,335,000	256,462
Schlumberger Ltd.	3,840,000	238,195
Chevron Corp.	2,963,200	192,193
Husky Energy Inc.	2,742,800	176,619
Petro-Canada	3,760,000	151,443
ConocoPhillips	1,900,000	113,107
Murphy Oil Corp.	2,000,000	95,100
Devon Energy Corp.	1,340,000	84,621
EOG Resources, Inc.	1,300,000	84,565
Exxon Mobil Corp.	1,150,000	77,165
Baker Hughes Inc.	900,000	61,380
Halliburton Co.	780,000	22,191
Transocean Inc.[1]	250,000	18,308
		1,830,720

CONSUMER STAPLES — 5.68%
Altria Group, Inc.	2,975,000	227,736
Wal-Mart Stores, Inc.	3,470,000	171,140
Avon Products, Inc.	5,400,000	165,564
Coca-Cola Co.	3,000,000	134,040
Walgreen Co.	2,100,000	93,219
Nestlé SA	250,000	87,207
Kraft Foods Inc., Class A	2,400,000	85,584
L’Oréal SA	820,000	83,324
Bunge Ltd.	1,400,000	81,130
Sara Lee Corp.	5,000,000	80,350
Wm. Wrigley Jr. Co.	1,650,000	75,999
Anheuser-Busch Companies, Inc.	1,335,000	63,426
PepsiCo, Inc.	870,000	56,776
Kimberly-Clark Corp.	280,000	18,301
		1,423,796

TELECOMMUNICATION SERVICES — 3.94%
AT&T Inc.	6,500,000	211,640
Sprint Nextel Corp., Series 1	11,100,000	190,365
BellSouth Corp.	3,550,000	151,763
Telephone and Data Systems, Inc., Special Common Shares	1,900,000	77,615
Telephone and Data Systems, Inc.	1,650,000	69,465
Qwest Communications International Inc.[1]	12,500,000	109,000
Koninklijke KPN NV	5,129,960	65,469
Vodafone Group PLC	25,000,000	57,195
Verizon Communications Inc.	1,500,000	55,695
		988,207

MATERIALS — 1.99%
Air Products and Chemicals, Inc.	2,660,000	176,544
International Paper Co.	1,950,000	67,529
E.I. du Pont de Nemours and Co.	1,500,000	64,260
Alcoa Inc.	1,500,000	42,060
Dow Chemical Co.	1,000,000	38,980
Sealed Air Corp.	710,000	38,425
Weyerhaeuser Co.	525,000	32,303
Bowater Inc.	945,000	19,439
Sonoco Products Co.	350,000	11,774
MeadWestvaco Corp.	258,200	6,845
		498,159

UTILITIES — 0.94%
Exelon Corp.	1,185,000	71,740
Dominion Resources, Inc.	700,000	53,543
FirstEnergy Corp.	650,000	36,309
Duke Energy Corp.	1,165,000	35,183
FPL Group, Inc.	600,000	27,000
American Electric Power Co., Inc.	345,900	12,580
		236,355

MISCELLANEOUS — 1.85%
Other common stocks in initial period of acquisition		463,446

Total common stocks (cost: $17,575,965,000)		21,843,571

Convertible securities — 0.60%	Principal amount (000)

INFORMATION TECHNOLOGY — 0.36%
Lucent Technologies Inc. 8.00% convertible notes 2031	$90,123,000	90,912

MISCELLANEOUS — 0.24%
Other convertible securities in initial period of acquisition		59,160

Total convertible securities (cost: $140,174,000)		150,072

Bonds & notes — 0.04%

CONSUMER DISCRETIONARY — 0.04%
XM Satellite Radio Holdings Inc. 9.75% 2014[2]	9,125	8,806

Total bonds & notes (cost: $8,513,000)		8,806

Short-term securities — 12.49%

Freddie Mac 5.075%-5.215% due 10/2/2006-1/31/2007	282,484	279,854
Clipper Receivables Co., LLC 5.25%-5.40% due 10/6-12/1/2006[2]	252,500	251,648
Wal-Mart Stores Inc. 5.20%-5.24% due 10/5-12/19/2006[2]	248,100	246,234
CAFCO, LLC 5.24%-5.37% due 10/2-12/19/2006[2]	105,000	104,503
Citigroup Funding Inc. 5.25%-5.26% due 10/2-11/17/2006	80,000	79,689
Ciesco LLC 5.25% due 11/7/2006[2]	25,000	24,862
Federal Home Loan Bank 5.135%-5.265% due 10/4-12/15/2006	208,700	207,652
Fannie Mae 5.098%-5.30% due 10/4-12/27/2006	192,700	191,150
Variable Funding Capital Corp. 5.245%-5.36% due 10/16-11/9/2006[2]	179,900	179,197
Park Avenue Receivables Co., LLC 5.25%-5.26% due 10/6-11/21/2006[2]	92,009	91,878
Preferred Receivables Funding Corp. 5.25% due 10/2-10/24/2006[2]	83,918	83,655
Three Pillars Funding, LLC 5.26%-5.36% due 10/2-10/25/2006[2]	151,994	151,642
Ranger Funding Co. LLC 5.26%-5.36% due 10/3-11/10/2006[2]	81,090	80,858
Bank of America Corp. 5.25% due 11/21/2006	52,200	51,809
Gannett Co. 5.20%-5.22% due 10/6-10/27/2006[2]	113,000	112,699
Edison Asset Securitization LLC 5.25% due 10/20/2006[2]	60,000	59,824
General Electric Capital Corp. 5.27% due 10/17/2006	50,000	49,877
International Bank for Reconstruction and Development 5.14% due 10/20-10/23/2006	108,100	107,748
Abbott Laboratories 5.18%-5.21% due 10/3-11/21/2006[2]	70,000	69,755
International Lease Finance Corp. 5.235%-5.33% due 10/24-10/26/2006	70,000	69,750
HSBC Finance Corp. 5.23% due 11/14/2006	65,000	64,575
3M Co. 5.19% due 10/17-11/27/2006	55,000	54,719
Coca-Cola Co. 5.20% due 11/2/2006[2]	54,900	54,650
UnionBanCal Commercial Funding Corp. 5.24% due 11/16/2006	54,500	54,138
Federal Farm Credit Banks 5.13%-5.22% due 10/18-10/23/2006	50,000	49,852
AT&T Inc. 5.26% due 10/27/2006[2]	40,000	39,842
NetJets Inc. 5.18%-5.19% due 10/20-11/20/2006[2]	40,000	39,769
Kimberly-Clark Worldwide Inc. 5.19% due 11/6/2006[2]	30,800	30,635
E.I. duPont de Nemours and Co. 5.205% due 10/31/2006[2]	30,000	29,865
Pitney Bowes Inc. 5.20% due 10/10/2006[2]	26,300	26,262
Wells Fargo Bank, N.A. 5.27% due 10/30/2006	25,000	25,000
General Dynamics Corp. 5.21% due 10/19/2006[2]	25,000	24,931
Scripps (E.W.) Co. 5.20% due 11/2/2006[2]	25,000	24,881
BellSouth Corp. 5.23% due 11/8/2006[2]	25,000	24,858
FCAR Owner Trust I 5.27% due 12/13/2006	25,000	24,736
Triple-A One Funding Corp. 5.25% due 10/10/2006[2]	17,050	17,025
Concentrate Manufacturing Co. of Ireland 5.19% due 10/23/2006[2]	12,300	12,259
Illinois Tool Works Inc. 5.22% due 10/13/2006	11,600	11,578
Harvard University 5.24% due 10/10/2006	10,000	9,985
Hershey Co. 5.20% due 11/6/2006[2]	9,600	9,549
Colgate-Palmolive Co. 5.19% due 10/31/2006[2]	7,000	6,969

Total short-term securities (cost: $3,130,200,000)		3,130,362

Total investment securities (cost: $20,854,852,000)		25,132,811
Other assets less liabilities		(77,946)

Net assets		$25,054,865

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,807,056,000, which represented 7.21% of the net assets of the fund.

ADR = American Depositary Receipts

Asset Allocation Fund
Investment portfolio

September 30, 2006

unaudited

Common stocks — 63.58%	Shares	Market value (000)

FINANCIALS — 10.39%
Fannie Mae	1,800,000	$100,638
State Street Corp.	1,200,000	74,880
Société Générale	465,000	74,032
J.P. Morgan Chase & Co.	1,500,000	70,440
Bank of America Corp.	1,250,000	66,963
Citigroup Inc.	1,200,000	59,604
Freddie Mac	800,000	53,064
Marshall & Ilsley Corp.	1,000,000	48,180
Mellon Financial Corp.	1,200,000	46,920
HSBC Holdings PLC (ADR)	500,000	45,765
Commerce Bancorp, Inc.	1,000,000	36,710
Allstate Corp.	540,000	33,874
Energy XXI Acquisition Corp. (Bermuda) Ltd.[1,2]	1,108,618	5,543
		716,613

ENERGY — 10.19%
Schlumberger Ltd.	2,459,800	152,581
Suncor Energy Inc.	1,960,829	140,706
Petro-Canada	2,150,000	86,597
Chevron Corp.	1,234,328	80,059
Rosetta Resources Inc.[1,2,3]	2,970,000	50,995
Marathon Oil Corp.	600,000	46,140
Cameco Corp.	1,200,000	43,737
Royal Dutch Shell PLC, Class A (ADR)	600,000	39,660
Arch Coal, Inc.	1,000,000	28,910
CONSOL Energy Inc.	395,000	12,533
Murphy Oil Corp.	200,000	9,510
Aventine Renewable Energy, Inc.[1,2]	400,000	8,556
CNX Gas Corp.[1,2]	125,000	2,896
		702,880

INFORMATION TECHNOLOGY — 9.33%
Microsoft Corp.	6,700,000	183,111
Hewlett-Packard Co.	1,800,000	66,042
Oracle Corp.[2]	3,000,000	53,220
Intel Corp.	2,500,000	51,425
International Business Machines Corp.	600,000	49,164
Cisco Systems, Inc.[2]	2,000,000	46,000
Applied Materials, Inc.	2,500,000	44,325
Symantec Corp.[2]	2,000,000	42,560
Yahoo! Inc.[2]	1,500,000	37,920
Avnet, Inc.[2]	1,400,000	27,468
CDW Corp.	300,000	18,504
DataPath, Inc.[1,2]	1,193,063	13,124
Ceridian Corp.[2]	457,000	10,218
		643,081

HEALTH CARE — 8.42%
Medtronic, Inc.	2,200,000	102,168
Eli Lilly and Co.	1,200,000	68,400
Cardinal Health, Inc.	1,000,000	65,740
Pfizer Inc	2,000,000	56,720
Roche Holding AG	300,000	51,892
AstraZeneca PLC (ADR)	700,000	43,750
AstraZeneca PLC (Sweden)	106,000	6,609
Bristol-Myers Squibb Co.	2,000,000	49,840
Abbott Laboratories	750,000	36,420
CIGNA Corp.	300,000	34,896
Johnson & Johnson	500,000	32,470
Sanofi-Aventis	360,000	32,060
		580,965

CONSUMER STAPLES — 5.82%
Altria Group, Inc.	3,100,000	237,305
C&C Group PLC	4,234,622	57,535
PepsiCo, Inc.	600,000	39,156
General Mills, Inc.	600,000	33,960
Walgreen Co.	750,000	33,292
		401,248

CONSUMER DISCRETIONARY — 5.49%
Lowe’s Companies, Inc.	3,400,000	95,404
Target Corp.	1,150,000	63,537
Kohl’s Corp.[2]	900,000	58,428
Carnival Corp., units	1,200,000	56,436
Toyota Motor Corp.	800,000	43,496
Best Buy Co., Inc.	705,350	37,779
Magna International Inc., Class A	320,000	23,370
		378,450

INDUSTRIALS — 4.71%
Boeing Co.	1,550,000	122,218
General Electric Co.	1,700,000	60,010
Deere & Co.	640,000	53,702
Raytheon Co.	1,040,000	49,930
Mitsubishi Corp.	2,000,000	37,602
DigitalGlobe Inc.[1,2,4]	1,225,858	1,226
Delta Air Lines, Inc.[1,2]	48,101	66
		324,754

MATERIALS — 4.25%
BHP Billiton Ltd.	4,775,000	91,298
Sealed Air Corp.	1,000,000	54,120
Rio Tinto PLC	1,112,230	52,598
Alcan Inc.	875,000	34,886
Alcoa Inc.	1,100,000	30,844
Weyerhaeuser Co.	480,000	29,534
		293,280

TELECOMMUNICATION SERVICES — 3.19%
BellSouth Corp.	2,190,000	93,622
Telephone and Data Systems, Inc.	575,000	24,208
Telephone and Data Systems, Inc., Special Common Shares	575,000	23,489
Verizon Communications Inc.	1,200,000	44,556
Sprint Nextel Corp., Series 1	2,000,000	34,300
		220,175

UTILITIES — 0.71%
Reliant Energy, Inc.[2]	4,000,000	49,240

MISCELLANEOUS — 1.08%
Other common stocks in initial period of acquisition		74,281

Total common stocks (cost: $3,344,214,000)		4,384,967

Preferred stocks — 0.22%

FINANCIALS — 0.22%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[5]	4,925,000	4,959
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,5]	3,905,000	3,907
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,5]	2,250,000	2,371
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,5]	250,000	268
BNP Paribas 5.186% noncumulative[1,5]	2,500,000	2,372
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	60,000	1,587

Total preferred stocks (cost: $14,987,000)		15,464

Rights & warrants — 0.01%

INDUSTRIALS — 0.01%
Raytheon Co., warrants, expire 2011[2]	35,727	510

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	2,250	—

Total rights & warrants (cost: $560,000)		510

Bonds & notes — 21.25%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS — 6.28%
Freddie Mac 6.50% 2016	$1,119	$1,142
Freddie Mac 5.00% 2018	2,743	2,702
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,078	1,119
Freddie Mac 4.789% 2035[5]	8,657	8,540
Freddie Mac 5.00% 2035	3,645	3,509
Freddie Mac 5.782% 2036[5]	5,966	5,966
Freddie Mac 6.00% 2036	70,106	70,468
Government National Mortgage Assn. 8.50% 2021	88	96
Government National Mortgage Assn. 4.00% 2035[5]	5,074	4,980
Government National Mortgage Assn. 4.00% 2035[5]	1,603	1,570
Government National Mortgage Assn. 4.00% 2035[5]	1,460	1,429
Government National Mortgage Assn. 5.50% 2036	24,750	24,509
Government National Mortgage Assn. 6.00% 2036	14,884	15,020
Government National Mortgage Assn. 6.00% 2036	7,971	8,044
Government National Mortgage Assn. 6.00% 2036	5,000	5,044
Fannie Mae 7.00% 2009	38	39
Fannie Mae 4.89% 2012	10,000	9,844
Fannie Mae 4.00% 2015	7,570	7,235
Fannie Mae 5.50% 2017	3,080	3,087
Fannie Mae 5.00% 2018	7,748	7,640
Fannie Mae 6.00% 2021	731	743
Fannie Mae 6.00% 2021	514	522
Fannie Mae 7.00% 2032	652	670
Fannie Mae 5.50% 2033	6,440	6,362
Fannie Mae 5.50% 2036	4,796	4,725
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,737	3,813
Fannie Mae 6.50% 2036	3,810	3,880
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	988	739
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,009	1,039
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	2,207	2,155
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.667% 2034[5]	1,463	1,447
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,260	2,248
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,630	1,644
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,315
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	2,000	2,018
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,239
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.977% 2036[5]	9,627	9,660
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.99% 2036[5]	5,899	5,919
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	7,396	7,417
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,271	4,171
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	9,328	9,274
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.277% 2036[5]	6,754	6,853
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	7,185	7,018
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	12,333	12,348
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	7,904	7,791
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	8,000	7,992
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.697% 2033[5]	819	805
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.172% 2034[5]	4,353	4,340
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.691% 2035[5]	8,500	8,443
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 6.008% 2036[5]	967	976
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,290	7,305
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,827
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	1,031	1,018
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	2,144	2,114
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.569% 2034[5]	3,749	3,692
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,051
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,217
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,827
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,615
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.242% 2034[5]	2,915	2,843
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.978% 2034[5]	2,467	2,436
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,282	5,162
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	5,042
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037[5]	5,000	5,032
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.939% 2036[5]	4,933	4,962
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	4,812	4,788
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,251	4,295
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,131	4,110
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]	4,000	4,025
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,024
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	4,000	3,929
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1]	3,800	3,792
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,501
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1]	2,000	2,006
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	1,460	1,492
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,383	2,424
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]	1,908	2,065
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,940
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,762	1,727
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	1,539	1,516
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,031	1,097
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,067
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[1,5]	575	579
		433,069

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.11%
U.S. Treasury 3.375% 2008	6,500	6,330
U.S. Treasury 3.875% 2010	164,000	159,810
U.S. Treasury 5.75% 2010	2,500	2,601
U.S. Treasury 4.25% 2013	21,000	20,560
U.S. Treasury 7.25% 2016	2,000	2,398
U.S. Treasury 9.25% 2016	5,000	6,730
U.S. Treasury 8.875% 2017	20,000	27,022
U.S. Treasury 7.875% 2021	22,000	28,923
U.S. Treasury 5.25% 2029	50,000	52,883
Federal Home Loan Bank 5.125% 2013	30,000	30,221
Federal Home Loan Bank 5.625% 2016	6,000	6,177
Fannie Mae 6.25% 2029	3,000	3,443
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,959
Freddie Mac 3.625% 2008	2,000	1,951
		352,008

CONSUMER DISCRETIONARY — 2.17%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,250	6,320
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	2,750	2,808
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,162
Comcast Corp. 5.85% 2015	2,000	2,003
General Motors Corp. 7.20% 2011	1,865	1,727
General Motors Corp. 7.125% 2013	750	663
General Motors Corp. 7.70% 2016	2,875	2,519
Neiman Marcus Group, Inc. 9.00% 2015[7]	4,150	4,430
Cox Communications, Inc. 7.875% 2009	4,000	4,244
LBI Media, Inc. 10.125% 2012	3,900	4,124
Pulte Homes, Inc. 4.875% 2009	3,000	2,949
Pulte Homes, Inc. 7.875% 2011	1,000	1,081
Fisher Communications, Inc. 8.625% 2014	3,750	3,909
American Media Operations, Inc., Series B, 10.25% 2009	2,325	2,174
American Media Operations, Inc. 8.875% 2011	1,715	1,513
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,659
Toll Brothers, Inc. 4.95% 2014	3,750	3,363
MGM MIRAGE 6.00% 2009	1,575	1,563
MGM MIRAGE 6.75% 2013	870	859
MGM MIRAGE 6.625% 2015	925	893
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,205
Young Broadcasting Inc. 10.00% 2011	3,367	3,161
William Lyon Homes, Inc. 10.75% 2013	2,500	2,313
William Lyon Homes, Inc. 7.50% 2014	1,000	805
Seneca Gaming Corp. 7.25% 2012	2,100	2,111
Seneca Gaming Corp. 7.25% 2012	950	955
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,023
Tenneco Automotive Inc. 8.625% 2014	2,990	2,968
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,881
Radio One, Inc., Series B, 8.875% 2011	1,935	1,986
Radio One, Inc. 6.375% 2013	950	869
Liberty Media Corp. 7.875% 2009	1,250	1,315
Liberty Media Corp. 5.70% 2013	1,500	1,423
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,650	2,716
Technical Olympic USA, Inc. 10.375% 2012	3,000	2,610
Warner Music Group 7.375% 2014	2,500	2,450
Linens ’n Things, Inc. 11.132% 2014[1,5]	2,500	2,425
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,424
Cinemark USA, Inc. 9.00% 2013	2,325	2,424
NTL Cable PLC 8.75% 2014	2,250	2,346
XM Satellite Radio Holdings Inc. 9.75% 2014[1]	2,375	2,292
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,260
Mediacom Broadband Corp. 8.50% 2015[1]	2,250	2,247
Burlington Coat Factory Warehouse Corp. 11.125% 2014[1]	2,250	2,183
WDAC Subsidiary Corp. 8.375% 2014[1]	1,675	1,692
WDAC Subsidiary Corp. 8.50% 2014	€375	478
Vidéotron Ltée 6.875% 2014	$1,225	1,213
Vidéotron Ltée 6.375% 2015	1,000	953
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,250	2,137
Buffets, Inc. 11.25% 2010	2,000	2,125
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,043
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,072
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,102
Grupo Posadas, SA de CV 8.75% 2011[1]	2,000	2,100
Gaylord Entertainment Co. 8.00% 2013	2,000	2,045
Sun Media Corp. 7.625% 2013	2,000	2,030
Emmis Operating Co. 6.875% 2012	2,000	2,007
K. Hovnanian Enterprises, Inc. 8.875% 2012	780	768
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,150
Sealy Mattress Co. 8.25% 2014	1,800	1,845
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,277
Mohegan Tribal Gaming Authority 7.125% 2014	500	500
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,746
Aztar Corp. 7.875% 2014	1,500	1,624
AMC Entertainment Inc. 9.50% 2011	1,080	1,084
AMC Entertainment Inc. 9.875% 2012	500	516
Reader’s Digest Assn., Inc. 6.50% 2011	1,500	1,432
WCI Communities, Inc. 9.125% 2012	1,500	1,350
Iesy Repository GmbH 10.125% 2015	€1,000	1,231
News America Inc. 5.30% 2014	$1,165	1,144
Boyd Gaming Corp. 7.75% 2012	1,000	1,031
Stoneridge, Inc. 11.50% 2012	1,025	997
Delphi Corp. 6.50% 2013[8]	985	842
Telenet Communications NV 9.00% 2013	€359	508
Carmike Cinemas, Inc., Term Loan B, 8.64% 2012[5,6]	$475	480
Payless ShoeSource, Inc. 8.25% 2013	375	383
PETCO Animal Supplies, Inc. 10.75% 2011	250	265
		149,525

FINANCIALS — 1.53%
Residential Capital Corp. 6.375% 2010	1,000	1,013
Residential Capital Corp. 6.00% 2011	3,000	2,999
General Motors Acceptance Corp. 7.25% 2011	3,500	3,523
General Motors Acceptance Corp. 7.00% 2012	3,250	3,243
Washington Mutual, Inc. 5.25% 2017	2,000	1,928
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,5]	5,500	5,422
HBOS PLC, Series B, 5.92% (undated)[1,5]	6,500	6,299
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,003
Prudential Holdings, LLC, Series C, 8.695% 2023[1,6]	3,000	3,707
International Lease Finance Corp. 4.35% 2008	1,500	1,476
International Lease Finance Corp. 4.50% 2008	2,000	1,976
International Lease Finance Corp. 5.00% 2012	1,500	1,475
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,901
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,967
SLM Corp., Series A, 4.00% 2010	2,500	2,411
SLM Corp., Series A, 4.50% 2010	2,000	1,949
BOI Capital Funding (No. 2) LP 5.571% (undated)[1,5]	4,500	4,348
iStar Financial, Inc. 6.05% 2015	4,000	4,046
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	4,000	3,993
Lincoln National Corp. 7.00% 2066[5]	3,515	3,688
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]	3,500	3,379
HVB Funding Trust I 8.741% 2031[1]	900	1,131
HVB Funding Trust III 9.00% 2031[1]	1,600	2,051
Liberty Mutual Group Inc. 6.50% 2035[1]	1,335	1,278
Liberty Mutual Group Inc. 7.50% 2036[1]	1,750	1,883
EOP Operating LP 7.75% 2007	1,000	1,025
EOP Operating LP 4.65% 2010	1,000	971
EOP Operating LP 7.25% 2018	1,000	1,118
Plum Creek Timberlands, LP 5.875% 2015	3,000	2,973
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	2,560	2,728
E*TRADE Financial Corp. 7.875% 2015	2,560	2,707
ACE Capital Trust II 9.70% 2030	2,000	2,675
FelCor Lodging LP 8.50% 2011[5]	2,072	2,204
National Westminster Bank PLC 7.75% (undated)[5]	2,000	2,042
Simon Property Group, LP 5.875% 2017	2,000	2,025
CNA Financial Corp. 7.25% 2023	1,800	1,918
St. Paul Travelers Companies, Inc. 6.25% 2016	1,800	1,880
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,5]	1,780	1,735
Host Marriott, LP, Series G, 9.25% 2007	1,250	1,295
Host Marriott, LP, Series I, 9.50% 2007	350	355
Assurant, Inc. 5.625% 2014	1,500	1,496
Hospitality Properties Trust 6.75% 2013	1,000	1,053
Brandywine Operating Partnership, LP 5.75% 2012	1,000	1,007
Federal Realty Investment Trust 6.125% 2007	1,000	1,005
ProLogis 5.625% 2015	1,000	994
Resona Bank, Ltd. 5.85% (undated)[1,5]	1,000	979
Lazard Group LLC 7.125% 2015	880	918
		105,192

INDUSTRIALS — 1.08%
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	188	188
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[6,8]	920	548
UAL Corp., Term Loan B, 9.08% 2012[5,6]	4,231	4,262
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	429	431
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,8]	2,246	1,259
Allied Waste North America, Inc. 8.50% 2008	875	921
Allied Waste North America, Inc., Series B, 5.75% 2011	750	723
Allied Waste North America, Inc., Series B, 6.125% 2014	750	703
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,851
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,6]	4,516	4,692
DRS Technologies, Inc. 6.875% 2013	2,100	2,084
DRS Technologies, Inc. 6.625% 2016	850	839
DRS Technologies, Inc. 7.625% 2018	1,025	1,045
TFM, SA de CV 10.25% 2007	475	488
TFM, SA de CV 9.375% 2012	2,500	2,662
TFM, SA de CV 12.50% 2012	435	481
THL Buildco, Inc. 8.50% 2014	3,730	3,543
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	2,250	2,337
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,9]	1,800	1,064
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,028	3,149
K&F Industries, Inc. 7.75% 2014	2,975	2,997
Raytheon Co. 4.85% 2011	3,000	2,951
Goodman Global Holdings, Inc., Series B, 7.875% 2012	3,010	2,882
Argo-Tech Corp. 9.25% 2011	2,285	2,388
CCMG Acquisition Corp. 10.50% 2016[1]	2,125	2,348
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	1,490	1,603
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	741	684
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	743	766
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[6]	404	399
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,132	1,104
Williams Scotsman, Inc. 8.50% 2015	2,200	2,260
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,243
Waste Management, Inc. 6.875% 2009	2,000	2,079
General Electric Capital Corp., Series A, 5.00% 2007	2,000	1,997
UCAR Finance Inc. 10.25% 2012	1,850	1,952
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,892
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,698
Accuride Corp. 8.50% 2015	1,740	1,627
Ashtead Group PLC 8.625% 2015[1]	550	561
Ashtead Capital, Inc. 9.00% 2016[1]	900	941
TransDigm Inc. 7.75% 2014[1]	1,150	1,164
Mobile Storage Group, Inc. 9.75% 2014[1]	1,025	1,056
General Dynamics Corp. 4.50% 2010	1,000	979
ACIH, Inc. 0%/11.50% 2012[1,9]	1,060	710
		74,551

TELECOMMUNICATION SERVICES — 0.99%
American Tower Corp. 7.125% 2012	7,840	8,075
American Tower Corp. 7.50% 2012	250	258
Dobson Cellular Systems, Inc. 8.375% 2011[1]	1,500	1,566
American Cellular Corp., Series B, 10.00% 2011	2,250	2,368
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,347
Dobson Communications Corp. 8.875% 2013	1,750	1,743
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,575
Centennial Communications Corp. 11.258% 2013[5]	1,000	1,037
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	3,600	3,564
Windstream Corp. 8.125% 2013[1]	4,325	4,612
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,380
Intelsat, Ltd. 7.625% 2012	1,325	1,166
Intelsat (Bermuda), Ltd. 8.25% 2013	2,880	2,930
Intelsat PanAmSat Opco 9.00% 2016[1]	1,750	1,811
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,563
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,511
U S WEST Capital Funding, Inc. 6.875% 2028	275	248
Qwest Capital Funding, Inc. 7.75% 2031	1,370	1,329
Triton PCS, Inc. 8.50% 2013	5,800	5,408
SBC Communications Inc. 4.125% 2009	2,250	2,180
AT&T Corp. 7.30% 2011[5]	686	744
SBC Communications Inc. 5.10% 2014	1,125	1,089
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	4,000	3,999
Nextel Communications, Inc., Series E, 6.875% 2013	3,250	3,312
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,720	1,776
Hawaiian Telcom Communications, Inc. 10.789% 2013[5]	175	180
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,200	1,266
BellSouth Corp. 4.20% 2009	3,000	2,912
Rural Cellular Corp. 9.75% 2010	1,500	1,517
Rural Cellular Corp. 11.239% 2012[5]	1,300	1,347
Millicom International Cellular SA 10.00% 2013	2,010	2,168
MetroPCS, Inc., Second Lien Loan, 12.938% 2007[5,6]	1,125	1,176
		68,157

ASSET-BACKED OBLIGATIONS — 0.84%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.46% 2013[5]	9,860	9,852
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032	5,000	5,141
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,726
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[1]	6,860	6,720
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.56% 2035[5]	5,927	5,939
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.08% 2034[5]	5,000	5,053
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.63% 2019[1,5]	3,792	3,792
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[1]	606	594
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1]	3,134	3,104
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	2,998
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]	411	405
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[1]	1,697	1,669
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[1]	700	707
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,775	2,729
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[5]	2,000	2,017
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	1,746	1,732
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[1]	1,000	1,016
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.73% 2034[5]	789	794
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	750	745
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	557	559
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,8]	5,000	137
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 5.93% 2024[5]	58	58
		57,487

ENERGY — 0.67%
Northwest Pipeline Corp. 8.125% 2010	1,850	1,933
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	250	257
Transcontinental Gas Pipe Line Corp. 6.40% 2016[1]	175	174
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,612
Williams Companies, Inc. 8.75% 2032	2,585	2,843
El Paso Corp. 6.375% 2009	1,125	1,128
El Paso Corp. 7.75% 2010	875	910
Sonat Inc. 7.625% 2011	125	129
El Paso Energy Corp. 7.375% 2012	2,245	2,293
El Paso Corp. 7.875% 2012	1,125	1,173
Newfield Exploration Co. 6.625% 2014	1,225	1,205
Newfield Exploration Co. 6.625% 2016	3,925	3,837
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,6]	5,000	4,839
Pogo Producing Co. 7.875% 2013[1]	2,075	2,124
Pogo Producing Co. 6.625% 2015	150	144
Pogo Producing Co. 6.875% 2017	1,750	1,678
Drummond Co., Inc. 7.375% 2016[1]	3,600	3,402
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	3,150	2,914
Enterprise Products Operating LP 6.875% 2033	2,600	2,684
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[1]	2,060	2,065
Energy Transfer Partners, LP 5.95% 2015	2,000	1,999
Encore Acquisition Co. 6.00% 2015	2,000	1,840
Premcor Refining Group Inc. 7.50% 2015	1,500	1,569
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,346	1,474
International Coal Group, Inc. 10.25% 2014[1]	1,250	1,194
Teekay Shipping Corp. 8.875% 2011	625	662
		46,082

MATERIALS — 0.63%
JSG Funding PLC 9.625% 2012	1,565	1,659
JSG Holdings PLC 11.50% 2015[7]	€3,107	4,027
Covalence Specialty Materials Corp. 10.25% 2016[1]	$3,175	3,096
Owens-Illinois, Inc. 7.35% 2008	750	759
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,065
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,005	2,817
Plastipak Holdings, Inc. 8.50% 2015[1]	2,750	2,791
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	876
Stone Container Corp. 8.375% 2012	500	483
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,345
Building Materials Corp. of America, Series B, 8.00% 2007	250	249
Building Materials Corp. of America 8.00% 2008	420	418
Building Materials Corp. of America 7.75% 2014	2,275	2,030
Georgia Gulf Corp. 9.50% 2014[1]	1,775	1,768
Georgia Gulf Corp. 10.75% 2016[1]	850	837
Nalco Co. 7.75% 2011	1,190	1,220
Nalco Co. 8.875% 2013	1,000	1,048
Equistar Chemicals, LP 10.125% 2008	2,100	2,234
Weyerhaeuser Co. 7.375% 2032	2,000	2,078
Associated Materials Inc. 9.75% 2012	1,020	1,023
AMH Holdings, Inc. 0%/11.25% 2014[9]	1,860	1,032
FMG Finance Pty Ltd. 10.625% 2016[1]	1,750	1,689
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,565
Graphic Packaging International, Inc. 8.50% 2011	1,250	1,284
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[6]	1,560	1,265
Earle M. Jorgensen Co. 9.75% 2012	1,100	1,178
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,153
Georgia-Pacific Corp., Second Lien Term Loan C, 8.39% 2013[5,6]	850	860
		42,849

UTILITIES — 0.56%
Edison Mission Energy 7.73% 2009	6,750	6,969
Edison Mission Energy 7.50% 2013[1]	3,725	3,781
Midwest Generation, LLC, Series B, 8.56% 2016[6]	397	422
AES Corp. 9.50% 2009	2,250	2,413
AES Corp. 9.375% 2010	112	121
AES Corp. 8.75% 2013[1]	2,200	2,370
NRG Energy, Inc. 7.25% 2014	2,250	2,239
NRG Energy, Inc. 7.375% 2016	2,125	2,117
Exelon Corp. 4.45% 2010	1,500	1,455
Exelon Generation Co., LLC 6.95% 2011	1,680	1,783
MidAmerican Energy Holdings Co. 6.125% 2036[1]	3,000	3,043
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,152
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,194
Sierra Pacific Resources 8.625% 2014	550	597
PSEG Energy Holdings Inc. 8.625% 2008	1,775	1,850
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,6]	1,500	1,510
Scottish Power PLC 5.375% 2015	1,500	1,473
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,447
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,385
Electricidad de Caracas Finance BV 10.25% 2014[1]	1,280	1,347
		38,668

INFORMATION TECHNOLOGY — 0.52%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	5,105	5,186
Electronic Data Systems Corp. 7.45% 2029	1,885	2,074
Sanmina-SCI Corp. 8.125% 2016	5,500	5,417
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[1]	4,550	4,709
Celestica Inc. 7.875% 2011	2,655	2,682
Celestica Inc. 7.625% 2013	1,145	1,142
SunGard Data Systems Inc. 9.125% 2013	3,140	3,266
Iron Mountain Inc. 7.75% 2015	1,590	1,598
Iron Mountain Inc. 6.625% 2016	980	926
Serena Software, Inc. 10.375% 2016	2,273	2,392
Cisco Systems, Inc. 5.25% 2011	2,375	2,387
Nortel Networks Ltd. 10.125% 2013[1]	1,975	2,094
Sensata Technologies BV 8.00% 2014[1]	2,010	1,965
		35,838

HEALTH CARE — 0.45%
Cardinal Health, Inc. 5.80% 2016[1]	4,250	4,243
Cardinal Health, Inc. 5.85% 2017	3,000	3,001
Tenet Healthcare Corp. 6.375% 2011	3,725	3,292
Tenet Healthcare Corp. 7.375% 2013	2,440	2,211
Tenet Healthcare Corp. 9.25% 2015	1,550	1,500
Warner Chilcott Corp. 8.75% 2015	3,840	3,994
HealthSouth Corp. 10.75% 2016[1]	2,975	3,053
Concentra Operating Corp. 9.50% 2010	2,750	2,874
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,040	2,183
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,000	2,060
Select Medical Corp. 7.625% 2015	1,650	1,398
Accellent Inc. 10.50% 2013	1,090	1,139
		30,948

CONSUMER STAPLES — 0.42%
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,670	4,752
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,232
Vitamin Shoppe Industries, Inc. 12.905% 2012[1,5]	3,130	3,232
SUPERVALU INC., Term Loan B, 7.188% 2012[5,6]	750	751
Albertson’s, Inc. 7.45% 2029	2,500	2,328
Pathmark Stores, Inc. 8.75% 2012	2,975	2,893
Rite Aid Corp. 6.125% 2008[1]	2,125	2,090
Gold Kist Inc. 10.25% 2014	1,804	2,084
Dole Food Co., Inc. 7.25% 2010	1,000	932
Dole Food Co., Inc. 8.875% 2011	1,160	1,116
Playtex Products, Inc. 8.00% 2011	1,500	1,564
Playtex Products, Inc. 9.375% 2011	250	263
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,655
Tyson Foods, Inc. 6.85% 2016[5]	1,600	1,650
		28,542

Total bonds & notes (cost: $1,466,056,000)		1,462,916

Short-term securities — 16.15%

Wal-Mart Stores Inc. 5.19%-5.21% due 10/11-12/19/2006[1]	91,330	90,770
Freddie Mac 5.15%-5.25% due 10/5-11/21/2006	78,250	77,840
Coca-Cola Co. 5.19%-5.20% due 11/3/2006[1]	50,425	50,184
Atlantic Industries 5.20% due 10/19-11/2/2006[1]	23,320	23,225
E.I. duPont de Nemours and Co. 5.19%-5.20% due 10/20-10/30/2006[1]	65,000	64,762
Variable Funding Capital Corp. 5.245%-5.25% due 10/2-10/25/2006[1]	64,000	63,895
Caterpillar Financial Services Corp. 5.20% due 10/10-10/27/2006	60,500	60,302
CAFCO, LLC 5.25%-5.36% due 10/6-10/12/2006[1]	59,100	59,016
Triple-A One Funding Corp. 5.25%-5.255% due 10/6-10/19/2006[1]	52,753	52,645
NetJets Inc. 5.19% due 10/30-11/16/2006[1]	49,200	48,953
Three Pillars Funding, LLC 5.26%-5.36% due 10/2-10/16/2006[1]	47,900	47,857
Hershey Co. 5.19%-5.20% due 10/16-11/6/2006[1]	44,900	44,699
Federal Home Loan Bank 5.14%-5.26% due 10/13-11/17/2006	43,700	43,534
International Lease Finance Corp. 5.23% due 10/18/2006	25,000	24,934
AIG Funding, Inc. 4.24% due 11/28/2006	18,200	18,047
IBM Capital Inc. 5.20% due 12/6/2006[1]	35,000	34,668
CIT Group, Inc. 5.25%-5.26% due 11/1-11/27/2006	33,200	33,006
Private Export Funding Corp. 5.22% due 12/20/2006[1]	29,000	28,665
United Parcel Service Inc. 5.19% due 10/24/2006	25,000	24,913
Scripps (E.W.) Co. 5.24% due 10/26/2006[1]	25,000	24,905
Clipper Receivables Co., LLC 5.36% due 10/25/2006[1]	24,700	24,613
Gannett Co. 5.19% due 11/9/2006[1]	22,500	22,370
Abbott Laboratories 5.21% due 10/10-10/17/2006[1]	20,600	20,559
General Electric Capital Services, Inc. 5.25% due 10/11/2006	18,000	17,971
Estée Lauder Companies Inc. 5.20% due 10/13-10/23/2006[1]	18,000	17,954
Chevron Funding Corp. 5.20% due 11/20/2006	16,700	16,577
Harley-Davidson Funding Corp. 5.19% due 11/14/2006[1,10]	8,000	7,950
Harley-Davidson Funding Corp. 5.19% due 11/29/2006[1]	8,000	7,933
Home Depot Inc. 5.20% due 10/18/2006[1]	15,000	14,961
Concentrate Manufacturing Co. of Ireland 5.19% due 10/23/2006[1]	15,000	14,950
General Dynamics Corp. 5.21% due 10/5/2006[1]	12,000	11,991
3M Co. 5.19% due 11/17/2006	12,000	11,917
Becton, Dickinson and Co. 5.21% due 10/13/2006	7,200	7,186

Total short-term securities (cost: $1,113,711,000)		1,113,752

Total investment securities (cost: $5,939,528,000)		6,977,609
Other assets less liabilities		(83,294)

Net assets		$6,894,315
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,029,189,000, which represented 14.93% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
4Valued under fair value procedures adopted by authority of the board of trustees.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Scheduled interest and/or principal payment was not received.
9Step bond; coupon rate will increase at a later date.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the  fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 9/30/06 (000)

Rosetta Resources	2,970,000	—	—	2,970,000	—	$50,995
Aventine Renewable Energy*	2,000,000	—	1,600,000	400,000	—	—
					—	$50,995

*Unaffiliated as of 9/30/06.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,117,349
Gross unrealized depreciation on investment securities	(82,480)
Net unrealized appreciation on investment securities	1,034,869
Cost of investment securities for federal income tax purposes	5,939,528

Bond Fund
Investment portfolio

September 30, 2006

unaudited

Bonds & notes — 82.45%	Principal amount (000)	Market value (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 15.21%
U.S. Treasury 3.25% 2007	$7,000	$6,899
U.S. Treasury 3.625% 2007	18,685	18,497
U.S. Treasury 6.25% 2007	55,615	55,854
U.S. Treasury 4.375% 2008	30,000	29,822
U.S. Treasury 3.625% 2009	32,400	31,565
U.S. Treasury 3.875% 2009	7,500	7,362
U.S. Treasury 6.00% 2009	7,315	7,584
U.S. Treasury 4.875% 2011	52,620	53,237
U.S. Treasury 5.00% 2011	2,000	2,036
U.S. Treasury 4.875% 2012[1]	6,080	6,166
U.S. Treasury 10.375% 2012	1,000	1,060
U.S. Treasury 4.25% 2013	106,875	104,637
U.S. Treasury 4.00% 2014	22,520	21,658
U.S. Treasury 4.50% 2016	37,630	37,260
U.S. Treasury 4.50% 2036	33,745	32,343
Freddie Mac 2.875% 2006	37,275	37,089
Freddie Mac 5.50% 2011	9,000	9,240
Fannie Mae 2.625% 2006	6,225	6,204
Fannie Mae 5.25% 2007	12,750	12,758
Fannie Mae 1.75% 2008	¥640,000	5,516
United States Agency for International Development, Republic of Egypt 4.45% 2015	$5,000	4,833
Federal Home Loan Bank 5.625% 2016	2,000	2,059
Small Business Administration, Series 2001-20J, 5.76% 2021[2]	538	549
		494,228

FINANCIALS — 13.45%
Residential Capital Corp. 6.607% 2009[3]	2,700	2,721
Residential Capital Corp. 6.375% 2010	13,000	13,164
General Motors Acceptance Corp. 7.75% 2010	530	543
Residential Capital Corp. 6.00% 2011	2,000	1,999
General Motors Acceptance Corp. 7.25% 2011	12,530	12,613
General Motors Acceptance Corp. 6.875% 2012	7,000	6,937
General Motors Acceptance Corp. 7.00% 2012	3,700	3,692
Residential Capital Corp. 6.50% 2013	3,000	3,051
General Motors Acceptance Corp. 7.60% 2014[3]	5,000	5,022
AIG SunAmerica Global Financing XII 5.30% 2007[4]	4,000	3,999
AIG SunAmerica Global Financing VII 5.85% 2008[4]	1,000	1,011
American General Finance Corp., Series J, 5.706% 2011[3]	5,000	5,016
International Lease Finance Corp., Series R, 5.625% 2013	6,875	6,928
American General Finance Corp. 5.85% 2013	2,500	2,558
American International Group, Inc. 6.25% 2036	2,000	2,109
ILFC E-Capital Trust I 5.90% 2065[3,4]	4,600	4,638
ILFC E-Capital Trust II 6.25% 2065[3,4]	4,875	4,882
Ford Motor Credit Co. 4.875% 2007	€1,350	1,708
Ford Motor Credit Co. 7.875% 2010	$2,425	2,364
Ford Motor Credit Co. 9.75% 2010[4]	21,575	22,294
Ford Motor Credit Co. 10.64% 2011[3,4]	3,670	3,839
Washington Mutual, Inc. 5.687% 2012[3]	6,850	6,841
Providian Financial Corp., Series A, 9.525% 2027[4]	750	793
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[3,4]	11,300	11,141
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	7,300	7,411
Santander Perpetual, SA 4.375% (undated)	€2,065	2,594
Abbey National PLC 6.70% (undated)[3]	$5,600	5,715
Abbey National PLC 7.35% (undated)[3]	3,000	3,004
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,866
J.P. Morgan Chase & Co. 4.891% 2015	5,300	5,211
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.989% 2027[3]	5,000	4,822
J.P. Morgan Chase Capital XX, Series T, 6.55% 2036	3,750	3,796
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	1,000	1,066
Sumitomo Mitsui Banking Corp. 4.375% 2014[3]	€1,645	2,104
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	$14,270	13,912
CIT Group Inc. 3.65% 2007	1,085	1,067
CIT Group Inc. 6.875% 2009	2,500	2,607
CIT Group Inc. 5.78% 2011[3]	5,000	5,010
CIT Group Inc. 7.75% 2012	750	831
CIT Group Inc. 5.40% 2013	4,000	3,986
HBOS PLC 5.375% (undated)[3,4]	2,750	2,705
HBOS PLC, Series B, 5.92% (undated)[3,4]	9,200	8,915
Bank of Scotland 7.00% (undated)[3,4]	480	487
CNA Financial Corp. 6.75% 2006	230	230
CNA Financial Corp. 6.60% 2008	1,736	1,776
CNA Financial Corp. 5.85% 2014	625	621
CNA Financial Corp. 6.50% 2016	3,750	3,860
CNA Financial Corp. 7.25% 2023	3,000	3,197
Capital One Financial Corp. 4.738% 2007	3,000	2,986
Capital One Financial Corp. 8.75% 2007	800	808
Capital One Financial Corp. 6.15% 2016	5,000	5,069
Capital One Capital I 7.039% 2027[3,4]	250	252
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,745	3,858
HVB Funding Trust I 8.741% 2031[4]	$1,245	1,564
HVB Funding Trust III 9.00% 2031[4]	2,500	3,204
Rouse Co. 3.625% 2009	1,140	1,082
Rouse Co. 7.20% 2012	3,860	3,967
Rouse Co. 6.75% 2013[4]	3,500	3,515
Mizuho Capital Investment (EUR) 1 Ltd. 5.02% (undated)[3]	€800	1,016
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[3,4]	$7,360	7,437
Resona Bank, Ltd. 3.75% 2015[3]	€1,015	1,267
Resona Bank, Ltd. 4.125% (undated)[3]	970	1,195
Resona Bank, Ltd. 5.85% (undated)[3,4]	$5,465	5,352
Lazard Group LLC 7.125% 2015	6,840	7,139
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	1,958
Westfield Group 5.40% 2012[4]	$5,000	4,996
iStar Financial, Inc. 7.00% 2008	950	974
iStar Financial, Inc. 5.375% 2010	3,500	3,484
iStar Financial, Inc. 6.00% 2010	750	763
iStar Financial, Inc., Series B, 5.125% 2011	1,000	982
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[3]	5,750	5,596
National Westminster Bank PLC 7.75% (undated)[3]	250	255
Citigroup Inc. 4.25% 2009	3,000	2,937
Citigroup Inc. 4.125% 2010	3,000	2,912
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,116
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,526
ZFS Finance (USA) Trust I 6.15% 2065[3,4]	5,000	4,980
Nationwide Life Insurance Co. 5.35% 2007[4]	1,000	1,000
North Front Pass Through Trust 5.81% 2024[3,4]	3,125	3,075
Nationwide Mutual Insurance Co. 7.875% 2033[4]	750	880
Liberty Mutual Group Inc. 6.50% 2035[4]	2,380	2,278
Liberty Mutual Group Inc. 7.50% 2036[4]	2,460	2,647
Lincoln National Corp. 7.00% 2066[3]	4,650	4,879
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,861
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,672
New York Life Global Funding 3.875% 2009[4]	2,250	2,188
New York Life Global Funding 4.625% 2010[4]	2,500	2,456
Downey Financial Corp. 6.50% 2014	4,500	4,519
ProLogis 5.50% 2012	2,500	2,498
ProLogis 5.50% 2013	2,000	1,993
Household Finance Corp. 4.125% 2009	2,000	1,941
HSBC Finance Corp. 4.625% 2010	1,500	1,471
Household Finance Corp. 6.375% 2011	1,000	1,046
Development Bank of Singapore Ltd. 7.875% 2009[4]	4,000	4,271
Met Life Global Funding I 2.60% 2008[4]	4,450	4,247
American Express Co. 6.80% 2066[3]	4,000	4,231
PRICOA Global Funding I 4.20% 2010[4]	2,750	2,663
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	1,250	1,545
XL Capital Ltd. 5.25% 2014	1,130	1,102
Twin Reefs Asset Trust (XLFA), Series B, 6.33% (undated)[3,4]	2,500	2,504
Simon Property Group, LP 4.875% 2010	1,000	986
Simon Property Group, LP 5.375% 2011	2,500	2,496
USA Education, Inc. 5.625% 2007	3,250	3,255
ERP Operating LP 4.75% 2009	1,000	987
ERP Operating LP 6.625% 2012	2,000	2,119
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[3,4]	3,000	3,065
E*TRADE Financial Corp. 7.375% 2013	1,900	1,952
E*TRADE Financial Corp. 7.875% 2015	1,050	1,110
US Bank National Assn. 4.40% 2008	3,000	2,968
Bank of America Corp. 4.375% 2010	3,000	2,918
Hospitality Properties Trust 6.75% 2013	1,500	1,579
Hospitality Properties Trust 6.30% 2016	1,300	1,331
Kimco Realty Corp. 6.00% 2012	500	517
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,379
Kazkommerts International BV 7.00% 2009[4]	500	504
Kazkommerts International BV 7.875% 2014[4]	800	816
Kazkommerts International BV 8.00% 2015[4]	1,250	1,269
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	492
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,037
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	974
American Honda Finance Corp. 5.125% 2010[4]	2,500	2,496
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,424
EOP Operating LP 8.10% 2010	500	543
EOP Operating LP 6.75% 2012	750	788
EOP Operating LP 4.75% 2014	1,000	947
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,228
Shinsei Bank, Ltd. 3.75% 2016[3]	€1,030	1,274
Shinsei Bank, Ltd. 3.75% 2016[3]	675	835
Plum Creek Timberlands, LP 5.875% 2015	$2,000	1,982
Allstate Financial Global Funding LLC 5.25% 2007[4]	750	750
Allstate Financial Global Funding LLC 4.25% 2008[4]	1,250	1,229
Rodamco Europe Finance BV 3.75% 2012	€1,600	1,973
Developers Diversified Realty Corp. 3.875% 2009	$1,000	967
Developers Diversified Realty Corp. 4.625% 2010	1,000	970
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[4]	2,000	1,928
Zions Bancorporation 5.50% 2015	740	732
Zions Bancorporation 6.00% 2015	1,000	1,021
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,500	1,542
Banco Santander-Chile 5.375% 2014[4]	1,500	1,480
City National Corp. 5.125% 2013	1,500	1,472
TuranAlem Finance BV 7.75% 2013[4]	1,000	997
TuranAlem Finance BV 8.50% 2015[4]	375	382
First Industrial, LP 6.875% 2012	1,250	1,319
ReliaStar Financial Corp. 8.00% 2006	250	250
ING Security Life Institutional Funding 2.70% 2007[4]	1,000	989
ACE INA Holdings Inc. 5.875% 2014	1,080	1,092
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,005
Assurant, Inc. 5.625% 2014	1,000	997
Chohung Bank 4.50% 2014[3]	1,030	992
Monumental Global Funding II, Series 2002-A, 5.20% 2007[4]	750	749
BOI Capital Funding (No. 2) LP 5.571% (undated)[3,4]	600	580
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,4]	500	520
Advanta Capital Trust I, Series B, 8.99% 2026	500	509
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	378
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	250	264
		437,171

CONSUMER DISCRETIONARY — 9.86%
General Motors Corp. 7.20% 2011	9,790	9,068
General Motors Corp. 7.125% 2013	11,750	10,384
General Motors Corp. 7.25% 2013	€1,000	1,178
General Motors Corp. 7.70% 2016	$6,045	5,297
General Motors Corp. 8.80% 2021	7,500	6,675
General Motors Corp. 9.40% 2021	1,000	920
General Motors Corp. 8.375% 2033	1,000	870
DaimlerChrysler North America Holding Corp. 5.82% 2009[3]	5,000	5,006
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,805
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,485
Tele-Communications, Inc. 9.80% 2012	2,000	2,365
Comcast Corp. 5.85% 2015	5,825	5,834
Comcast Corp. 6.50% 2015	1,750	1,830
Comcast Corp. 6.50% 2017	3,500	3,660
News America Inc. 4.75% 2010	2,000	1,970
News America Holdings Inc. 9.25% 2013	2,500	2,959
News America Holdings Inc. 8.25% 2018	3,885	4,581
News America Inc. 6.40% 2035	3,000	2,952
News America Inc. 6.75% 2038	1,000	1,039
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	986
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	346
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	5,500	5,569
Charter Communications Operating, LLC, Term Loan B, 8.125% 2013[2,3]	3,500	3,522
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,425	2,452
J.C. Penney Co., Inc. 8.00% 2010	7,380	7,944
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,883
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,125
Clear Channel Communications, Inc. 4.625% 2008	875	864
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,446
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,516
Clear Channel Communications, Inc. 5.50% 2014	5,425	5,048
MGM MIRAGE 6.00% 2009	4,750	4,714
MGM MIRAGE 6.75% 2012	4,000	3,965
MGM MIRAGE 6.75% 2013	1,250	1,234
MGM MIRAGE 5.875% 2014	1,700	1,583
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,193
Royal Caribbean Cruises Ltd. 8.00% 2010	1,875	1,996
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,927
Royal Caribbean Cruises Ltd. 7.00% 2013	2,085	2,118
Royal Caribbean Cruises Ltd. 7.25% 2016	2,000	2,031
Delphi Automotive Systems Corp. 6.55% 2006[5]	500	450
Delphi Automotive Systems Corp. 6.50% 2009[5]	7,500	6,713
Delphi Corp. 6.50% 2013[5]	480	410
Delphi Automotive Systems Corp. 7.125% 2029[5]	1,750	1,488
CanWest Media Inc., Series B, 8.00% 2012	8,608	8,543
Cox Communications, Inc. 5.94% 2007[3]	1,750	1,759
Cox Communications, Inc. 7.875% 2009	1,500	1,592
Cox Communications, Inc. 4.625% 2010	1,750	1,704
Cox Communications, Inc. 5.45% 2014	3,500	3,386
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,435
Harrah’s Operating Co., Inc. 5.625% 2015	4,250	3,957
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,237
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,750
Liberty Media Corp. 7.75% 2009	1,750	1,832
Liberty Media Corp. 7.875% 2009	2,200	2,314
Liberty Media Corp. 8.25% 2030	2,375	2,383
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	6,045
Radio One, Inc., Series B, 8.875% 2011	4,600	4,721
Radio One, Inc. 6.375% 2013	1,300	1,190
K. Hovnanian Enterprises, Inc. 10.50% 2007	1,000	1,045
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,019
K. Hovnanian Enterprises, Inc. 7.50% 2016	725	681
K. Hovnanian Enterprises, Inc. 8.625% 2017	500	499
AOL Time Warner Inc. 6.875% 2012	1,250	1,323
AOL Time Warner Inc. 7.625% 2031	3,500	3,878
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	1,400	1,187
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	1,250	1,059
R.H. Donnelley Corp., Series A-1, 6.875% 2013	425	390
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,247
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,200	1,209
Vidéotron Ltée 6.875% 2014	4,125	4,084
Vidéotron Ltée 6.375% 2015	1,000	953
D.R. Horton, Inc. 8.00% 2009	2,700	2,827
D.R. Horton, Inc. 7.875% 2011	1,100	1,176
D.R. Horton, Inc. 6.50% 2016	855	840
Hilton Hotels Corp. 7.625% 2008	695	714
Hilton Hotels Corp. 7.20% 2009	825	857
Hilton Hotels Corp. 8.25% 2011	2,522	2,730
Grupo Posadas, SA de CV 8.75% 2011[4]	4,000	4,200
Cinemark USA, Inc. 9.00% 2013	4,000	4,170
Visteon Corp. 8.25% 2010	2,375	2,328
Visteon Corp. 7.00% 2014	2,000	1,800
Viacom Inc. 6.25% 2016[4]	2,040	2,026
Viacom Inc. 6.875% 2036[4]	2,010	1,993
MDC Holdings, Inc. 5.50% 2013	3,885	3,626
Thomson Corp. 6.20% 2012	1,035	1,069
Thomson Corp. 5.50% 2035	2,680	2,466
NTL Cable PLC 8.75% 2014	1,950	2,033
NTL Cable PLC 9.125% 2016	1,275	1,323
Marriott International, Inc., Series F, 4.625% 2012	3,350	3,189
Centex Corp. 5.25% 2015	650	608
Centex Corp. 6.50% 2016	2,500	2,534
Toll Brothers, Inc. 4.95% 2014	580	520
Toll Brothers, Inc. 5.15% 2015	2,600	2,315
CSC Holdings, Inc., Series B, 8.125% 2009	750	780
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,031
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	1,018
Kabel Deutschland GmbH 10.625% 2014[4]	2,625	2,828
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	2,730	2,761
NTL Cable PLC 8.75% 2014	€1,000	1,329
NTL Cable PLC 9.75% 2014	£700	1,353
American Media Operations, Inc. 8.875% 2011	$3,030	2,674
Young Broadcasting Inc. 10.00% 2011	2,716	2,550
Telenet Communications NV 9.00% 2013	€747	1,057
Telenet Group Holding NV 0%/11.50% 2014[4,6]	$1,635	1,439
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,369
Ryland Group, Inc. 5.375% 2012	2,400	2,264
Dillard’s, Inc. 6.625% 2008	700	704
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,524
Staples, Inc. 7.375% 2012	2,000	2,193
Neiman Marcus Group, Inc. 9.00% 2015[7]	1,900	2,028
Tenneco Automotive Inc. 8.625% 2014	2,000	1,985
Seminole Tribe of Florida 5.798% 2013[2,4]	2,000	1,978
Reader’s Digest Assn., Inc. 6.50% 2011	2,000	1,910
Standard Pacific Corp. 5.125% 2009	2,000	1,890
KB Home 6.25% 2015	2,000	1,849
Toys “R” Us, Inc. 7.625% 2011	2,080	1,768
Adelphia Communications Corp. 10.25% 2006[5]	1,000	618
Adelphia Communications Corp. 10.25% 2011[5]	1,450	946
Pulte Homes, Inc. 8.125% 2011	1,395	1,518
Hyatt Equities, LLC 6.875% 2007[4]	1,500	1,510
TRW Automotive Acquisition Corp. 9.375% 2013	1,375	1,471
Quebecor Media Inc. 7.75% 2016	1,325	1,333
LBI Media, Inc. 10.125% 2012	1,250	1,322
Carnival Corp. 3.75% 2007	500	491
Carnival Corp. 6.15% 2008	750	758
William Lyon Homes, Inc. 7.625% 2012	1,500	1,219
Viacom Inc. 5.625% 2007	1,200	1,201
YUM! Brands, Inc. 7.70% 2012	1,000	1,096
Regal Cinemas Corp., Series B, 9.375% 2012[8]	1,000	1,055
Omnicom Group Inc. 5.90% 2016	995	1,011
Gray Communications Systems, Inc. 9.25% 2011	875	920
Boyd Gaming Corp. 7.75% 2012	750	773
AMC Entertainment Inc. 8.00% 2014	675	638
RBS-Zero Editora Jornalística SA 11.00% 2010[4]	189	203
		320,532

MORTGAGE-BACKED OBLIGATIONS[2]— 8.64%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,202
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,114
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,045
Fannie Mae 10.00% 2018	14	16
Fannie Mae 6.00% 2021	906	921
Fannie Mae, Series 2001-4, Class GA, 10.285% 2025[3]	170	188
Fannie Mae 7.00% 2026	67	70
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	207	215
Fannie Mae 7.50% 2031	34	35
Fannie Mae, Series 2001-20, Class C, 12.015% 2031[3]	113	126
Fannie Mae 5.00% 2035	3,225	3,103
Fannie Mae 5.50% 2035	1,606	1,585
Fannie Mae 5.50% 2036	18,681	18,404
Fannie Mae 5.50% 2036	4,675	4,606
Fannie Mae 6.50% 2036	20	20
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	151	156
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	137	142
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	204	212
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,598	5,467
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,636	2,581
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,459	2,462
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,440	2,431
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,982	1,983
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.563% 2035[3]	2,873	2,876
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,973	3,972
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,555	3,577
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	3,074	3,064
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,774	2,779
Freddie Mac 4.00% 2015	2,264	2,144
Freddie Mac 5.00% 2035	6,024	5,794
Freddie Mac 5.00% 2035	6,023	5,793
Freddie Mac 5.50% 2035	2,984	2,946
Freddie Mac 5.50% 2035	2,968	2,929
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,112	2,119
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,446	2,458
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,969	2,186
Government National Mortgage Assn. 6.00% 2036	18,967	19,140
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	2,464	1,695
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,143
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	1,619	1,588
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	7,000	6,952
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,126	1,145
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,500	2,505
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,956
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	3,250	3,192
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	3,000	2,933
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	6,300	6,287
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.557% 2037[4]	2,000	1,965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,506
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,448
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.969% 2036[3]	7,801	7,852
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,626
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,069	2,022
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	787
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,959
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[3]	471	467
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.846% 2037[3]	3,872	3,855
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.59% 2045[3]	2,643	2,654
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	500	502
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[4]	6,000	6,071
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,733	1,735
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	4,132	4,116
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[4]	5,000	5,181
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[4]	5,000	4,856
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	1,750	1,756
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[4]	3,000	3,041
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.119% 2033[3]	827	821
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.978% 2034[3]	987	975
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3]	3,000	2,927
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	4,250	4,246
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	2,799	2,782
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	1,152	1,158
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,919
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.881% 2036[3]	3,851	3,839
Nykredit 4.00% 2035	DKr23,810	3,790
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	$702	716
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	884	896
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,387	1,477
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 2035[3]	3,038	3,050
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	3,000	3,025
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	2,927	2,886
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	2,503	2,708
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,409	1,478
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.591% 2034[3]	1,236	1,218
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,693
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.419% 2030[3]	1,250	1,296
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.419% 2030[3]	1,000	1,036
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.693% 2034[3]	1,966	1,917
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	178	180
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,307
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.13% 2045[3]	1,440	1,454
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,280
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	957	998
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	794	808
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	798
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	692	698
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[3]	687	678
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	541
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	513
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[3,4]	102	102
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	11	11
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[4]	5	5
		280,882

NON-U.S. GOVERNMENT BONDS & NOTES — 8.25%
German Government 6.00% 2007	€ 6,485	8,279
German Government 5.25% 2008	5,650	7,309
German Government 5.25% 2011	1,750	2,361
German Government 4.25% 2014	22,235	29,291
Japanese Government 0.50% 2007	¥1,303,400	11,050
Japanese Government 1.30% 2011	710,000	6,077
Japanese Government 1.50% 2014	720,000	6,099
Japanese Government 2.30% 2035	498,300	4,103
Netherlands Government Eurobond 5.75% 2007	€19,055	24,366
Korean Government 5.00% 2011	KRW7,685,000	8,245
Korean Government 4.25% 2014	8,765,000	8,986
Korean Government 5.25% 2015	5,231,000	5,747
United Kingdom 7.50% 2006	£2,980	5,601
United Kingdom 4.75% 2015	4,080	7,748
United Kingdom 4.75% 2020	1,340	2,583
United Kingdom 4.75% 2038	2,240	4,699
United Mexican States Government Global 9.875% 2010	$1,000	1,144
United Mexican States Government, Series MI10, 9.50% 2014	MXP114,500	11,204
United Mexican States Government Global 11.375% 2016	$1,920	2,760
United Mexican States Government, Series M20, 10.00% 2024	MXP22,000	2,284
United Mexican States Government Global 7.50% 2033	$1,080	1,249
Singapore (Republic of) 3.125% 2011	S$14,520	9,180
Singapore (Republic of) 3.75% 2016	14,005	9,202
French Government O.A.T. Eurobond 4.75% 2035	€11,170	16,130
Polish Government 5.75% 2010	PLN40,910	13,246
Swedish Government 5.00% 2009	SKr88,325	12,480
Canadian Government 5.50% 2010	C$6,900	6,510
Canadian Government 5.322% 2026[9]	1,000	1,606
Thai Government 4.125% 2009	THB146,380	3,802
Thai Government 5.00% 2014	68,105	1,808
Thai Government 5.40% 2016	83,125	2,266
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,446
Israeli Government 7.50% 2014	ILS21,870	5,448
Russian Federation 8.25% 2010[2]	$3,111	3,275
Russian Federation 8.25% 2010[2,4]	1,778	1,871
Panama (Republic of) Global 7.125% 2026	390	411
Panama (Republic of) Global 9.375% 2029	500	648
Panama (Republic of) Global 6.70% 2036[2]	3,450	3,433
Spanish Government 4.25% 2007	€1,650	2,107
El Salvador (Republic of) 7.65% 2035[4]	$1,290	1,390
Argentina (Republic of) 4.193% 2012[2,3]	2,000	1,385
Dominican Republic 9.04% 2018[2,4]	1,093	1,224
Brazil (Federal Republic of) Global 10.25% 2013	375	459
Brazil (Federal Republic of) Global 11.00% 2040	500	652
State of Qatar 9.75% 2030	500	741
		267,905

TELECOMMUNICATION SERVICES — 5.92%
Nextel Communications, Inc., Series E, 6.875% 2013	$6,410	$6,532
Nextel Communications, Inc., Series D, 7.375% 2015	26,790	27,668
Sprint Capital Corp. 6.875% 2028	1,250	1,270
U S WEST Capital Funding, Inc. 6.375% 2008	100	101
Qwest Capital Funding, Inc. 7.90% 2010	3,820	3,944
Qwest Capital Funding, Inc. 7.25% 2011	5,950	5,980
Qwest Communications International Inc. 7.25% 2011	4,000	4,020
Qwest Corp. 8.875% 2012	1,250	1,370
Qwest Capital Funding, Inc. 7.625% 2021	500	487
U S WEST Capital Funding, Inc. 6.875% 2028	2,300	2,070
SBC Communications Inc. 4.125% 2009	2,500	2,423
AT&T Corp. 7.30% 2011[3]	6,580	7,140
SBC Communications Inc. 5.10% 2014	2,700	2,613
SBC Communications Inc. 5.625% 2016	1,750	1,734
BellSouth Corp. 4.75% 2012	7,500	7,164
BellSouth Capital Funding Corp. 7.875% 2030	2,500	2,857
BellSouth Corp. 6.55% 2034	3,000	3,015
American Tower Corp. 7.25% 2011	1,825	1,889
American Tower Corp. 7.125% 2012	5,250	5,407
American Tower Corp. 7.50% 2012	4,500	4,646
Intelsat (Bermuda), Ltd. 10.484% 2012[3]	3,325	3,387
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,806
Intelsat PanAmSat Opco 9.00% 2016[4]	2,500	2,587
Intelsat (Bermuda), Ltd. 9.25% 2016[4]	2,000	2,112
Dobson Cellular Systems, Inc. 8.375% 2011[4]	2,500	2,609
American Cellular Corp., Series B, 10.00% 2011	4,750	4,999
Dobson Cellular Systems, Inc. 9.875% 2012	500	539
Dobson Communications Corp. 8.875% 2013	688	685
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,100
Telefónica Emisiones, SAU 7.045% 2036	3,000	3,176
Telecom Italia SpA 6.25% 2012	€920	1,246
Telecom Italia Capital SA, Series B, 5.25% 2013	$2,750	2,608
Telecom Italia Capital SA 7.20% 2036	3,750	3,866
France Télécom 7.75% 2011[3]	6,500	7,128
Rogers Wireless Inc. 7.25% 2012	3,825	4,021
Rogers Wireless Inc. 7.50% 2015	1,975	2,118
Rogers Cantel Inc. 9.75% 2016	500	630
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	2,963
Hawaiian Telcom Communications, Inc. 10.789% 2013[3]	2,195	2,255
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,187
Cingular Wireless LLC 5.625% 2006	1,000	1,000
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,072
AT&T Wireless Services, Inc. 8.125% 2012	2,850	3,212
Windstream Corp. 8.625% 2016[4]	5,800	6,235
Cincinnati Bell Inc. 7.25% 2013	5,250	5,394
Embarq Corp. 6.738% 2013	5,000	5,151
Centennial Cellular Corp. 10.75% 2008	324	330
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,067
Centennial Communications Corp. 11.258% 2013[3]	500	519
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	2,700	2,673
MetroPCS, Inc., Second Lien Loan, 12.938% 2007[2,3]	900	941
MetroPCS, Inc., First Lien Loan, 10.188% 2011[2,3]	3,000	3,053
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	3,090	3,089
Triton PCS, Inc. 8.50% 2013	3,250	3,031
Deutsche Telekom International Finance BV 8.125% 2012[3]	€835	$1,256
Deutsche Telekom International Finance BV 8.25% 2030[3]	$1,250	1,532
NTELOS Inc., Term Loan B, 7.58% 2011[2,3]	2,487	2,491
Koninklijke KPN NV 8.00% 2010	750	811
Singapore Telecommunications Ltd. 6.375% 2011[4]	750	786
Level 3 Financing, Inc. 12.25% 2013	350	392
		192,387

INDUSTRIALS — 5.25%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[2]	1,000	1,019
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[2]	3,570	3,733
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[2]	1,684	1,616
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[2]	2,722	2,771
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	3,037	3,128
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	1,200	1,221
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[2]	1,615	1,596
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[2]	1,433	1,430
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[2]	747	747
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,419	2,587
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	2,338	2,492
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[2]	1,310	1,290
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[2]	2,490	2,560
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	1,350	1,400
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[2]	9,475	10,192
AMR Corp. 9.00% 2016	1,500	1,485
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[2]	1,091	1,006
AMR Corp. 10.20% 2020	1,345	1,305
AMR Corp. 10.00% 2021	1,200	1,164
Delta Air Lines, Inc. 8.00% 2007[4,5]	1,500	424
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[2]	1,000	966
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[2]	328	314
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[2]	10,798	10,994
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[2]	1,837	1,875
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[2,5]	246	135
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[2]	923	923
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[2]	3,633	3,890
UAL Corp., Term Loan B, 9.08% 2012[2,3]	7,172	7,226
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[2]	750	750
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[2]	1,331	1,335
Allied Waste North America, Inc. 8.50% 2008	4,750	4,999
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,227
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	964
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,875
Allied Waste North America, Inc. 7.25% 2015	2,000	1,995
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,251
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,040
General Electric Co. 5.00% 2013	2,750	2,723
General Electric Capital Corp., Series A, 5.75% 2018[3]	2,000	2,004
General Electric Capital Corp., Series A, 5.86% 2026[3]	3,000	3,000
Hutchison Whampoa International Ltd. 7.00% 2011[4]	500	530
Hutchison Whampoa International Ltd. 6.50% 2013[4]	6,750	7,066
Terex Corp. 9.25% 2011	1,250	1,323
Terex Corp. 7.375% 2014	6,000	6,060
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[2]	982	978
BNSF Funding Trust I 6.613% 2055[3]	4,900	4,939
TFM, SA de CV 10.25% 2007	2,445	2,512
TFM, SA de CV 9.375% 2012	3,150	3,355
Ashtead Capital, Inc. 9.00% 2016[4]	4,500	4,702
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,933
Kansas City Southern Railway Co. 7.50% 2009	2,750	2,764
Nielsen Finance LLC, Term Loan B, 8.195% 2013[2,3]	3,000	3,000
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[4]	1,500	1,558
American Standard Inc. 8.25% 2009	1,700	1,811
American Standard Inc. 7.625% 2010	2,300	2,429
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]	1,164	1,209
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,4]	2,035	2,142
THL Buildco, Inc. 8.50% 2014	3,225	3,064
Northwest Airlines, Inc. 9.875% 2007[5]	1,000	561
Northwest Airlines, Inc. 7.875% 2008[5]	1,000	555
Northwest Airlines, Inc. 10.00% 2009[5]	2,750	1,492
Standard Aero Holdings, Inc. 8.25% 2014	2,575	2,498
Tyco International Group SA 6.125% 2008	2,375	2,411
H-Lines Finance Holding Corp. 0%/11.00% 2013[6]	2,600	2,301
Waste Management, Inc. 7.00% 2006	1,000	1,000
Waste Management, Inc. 7.375% 2010	650	697
WMX Technologies, Inc. 7.10% 2026	500	553
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[2]	480	502
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[2]	1,467	1,400
Bombardier Inc. 6.30% 2014[4]	2,100	1,895
Williams Scotsman, Inc. 8.50% 2015	1,500	1,541
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,482
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,369	1,424
K&F Industries, Inc. 7.75% 2014	1,400	1,410
Argo-Tech Corp. 9.25% 2011	1,188	1,241
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[2]	1,000	1,001
Qantas Airways Ltd. 6.05% 2016[4]	900	906
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	563	561
Jet Equipment Trust, Series 1994-A, 11.79% 2013[4,5]	250	—
		170,458

MATERIALS — 3.29%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,447
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,798
Abitibi-Consolidated Co. of Canada 8.89% 2011[3]	3,500	3,447
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,675	7,023
JSG Funding PLC 9.625% 2012	575	609
JSG Funding PLC 7.75% 2015	€3,000	3,692
JSG Funding PLC 7.75% 2015	$2,000	1,900
JSG Holdings PLC 11.50% 2015[7]	€3,420	4,433
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$8,275	7,758
Owens-Brockway Glass Container Inc. 8.875% 2009	2,197	2,268
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,385
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,546
Stone Container Corp. 9.75% 2011	$816	845
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,925
Stone Container Corp. 8.375% 2012	250	241
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,597
Norske Skogindustrier ASA 7.625% 2011[4]	4,000	4,166
Norske Skogindustrier ASA 6.125% 2015[4]	1,500	1,410
Georgia-Pacific Corp., First Lien Term Loan B, 7.39% 2012[2,3]	1,020	1,022
Georgia-Pacific Corp., Second Lien Term Loan C, 8.39% 2013[2,3]	4,225	4,273
International Paper Co. 5.85% 2012	3,640	3,724
International Paper Co. 5.50% 2014	1,050	1,040
UPM-Kymmene Corp. 5.625% 2014[4]	4,500	4,390
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,571
Graphic Packaging International, Inc. 9.50% 2013	500	514
Weyerhaeuser Co. 5.95% 2008	533	539
Weyerhaeuser Co. 7.375% 2032	3,065	3,184
Lyondell Chemical Co. 9.50% 2008	1,355	1,401
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	750	780
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,225	1,320
Rhodia 10.25% 2010	1,625	1,828
Rhodia SA 9.25% 2011	€1,172	1,600
Stora Enso Oyj 6.404% 2016[4]	$700	715
Stora Enso Oyj 7.25% 2036[4]	2,265	2,352
United States Steel Corp. 9.75% 2010	2,103	2,255
Neenah Paper, Inc. 7.375% 2014	2,325	2,191
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	279
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,410
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	353
Plastipak Holdings, Inc. 8.50% 2015[4]	2,000	2,030
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,979
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	$2,000	1,975
Airgas, Inc. 6.25% 2014	2,000	1,875
Steel Dynamics, Inc. 9.50% 2009	1,750	1,813
Building Materials Corp. of America 7.75% 2014	2,000	1,785
Associated Materials Inc. 9.75% 2012	1,750	1,754
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[6]	1,044	852
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	709
Domtar Inc. 7.125% 2015	1,500	1,403
Lafarge 6.50% 2016	400	414
Lafarge 7.125% 2036	600	645
Allegheny Technologies, Inc. 8.375% 2011	500	529
		106,994

ENERGY — 3.10%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	3,927	3,806
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2]	54	53
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2]	675	756
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,4]	360	403
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	7,500	7,241
Premcor Refining Group Inc. 9.25% 2010	3,750	3,967
Premcor Refining Group Inc. 6.125% 2011	2,000	2,045
Premcor Refining Group Inc. 6.75% 2011	2,700	2,822
Premcor Refining Group Inc. 9.50% 2013	650	708
Premcor Refining Group Inc. 6.75% 2014	2,000	2,057
Premcor Refining Group Inc. 7.50% 2015	275	288
Williams Companies, Inc. 6.375% 2010[4]	1,000	1,000
Williams Companies, Inc. 7.125% 2011	500	515
Williams Partners LP 7.50% 2011[4]	2,950	2,972
Williams Companies, Inc. 8.125% 2012	5,180	5,556
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,4]	6,250	6,219
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2]	3,000	2,985
Energy Transfer Partners, LP 5.95% 2015	8,555	8,551
El Paso Corp. 6.375% 2009	150	150
El Paso Corp. 7.75% 2010	1,500	1,560
El Paso Energy Corp. 7.375% 2012	100	102
El Paso Natural Gas Co. 7.50% 2026	175	184
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	2,002
Southern Natural Gas Co. 7.35% 2031	1,000	1,041
Southern Natural Gas Co. 8.00% 2032	1,325	1,472
Pogo Producing Co. 7.875% 2013[4]	2,325	2,380
Pogo Producing Co. 6.625% 2015	100	96
Pogo Producing Co. 6.875% 2017	4,000	3,835
Qatar Petroleum 5.579% 2011[4]	5,500	5,546
Newfield Exploration Co. 6.625% 2014	1,000	984
Newfield Exploration Co. 6.625% 2016	3,250	3,177
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,4]	4,108	4,022
Petroleum Export Ltd., Class A-3, 5.265% 2011[2,4]	3,855	3,800
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	991
Enterprise Products Operating LP 8.375% 2066[3]	2,500	2,636
Teekay Shipping Corp. 8.875% 2011	3,350	3,551
Drummond Co., Inc. 7.375% 2016[4]	2,545	2,405
Encore Acquisition Co. 6.00% 2015	2,500	2,300
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,086
Pemex Project Funding Master Trust 6.625% 2035[4]	2,000	1,968
Gulfstream Natural Gas 6.19% 2025[4]	1,220	1,236
Reliance Industries Ltd., Series B, 10.25% 2097	500	662
Overseas Shipholding Group, Inc. 8.25% 2013	525	546
		100,676

UTILITIES — 2.52%
AES Corp. 9.50% 2009	695	745
AES Corp. 9.375% 2010	4,019	4,361
AES Corp. 8.75% 2013[4]	6,350	6,842
AES Corp. 9.00% 2015[4]	350	379
AES Red Oak, LLC, Series A, 8.54% 2019[2]	897	960
AES Ironwood, LLC 8.857% 2025[2]	1,147	1,273
AES Red Oak, LLC, Series B, 9.20% 2029[2]	2,500	2,775
Mission Energy Holding Co. 13.50% 2008	1,525	1,710
Edison Mission Energy 7.73% 2009	1,500	1,549
Edison Mission Energy 7.75% 2016[4]	6,000	6,105
Midwest Generation, LLC, Series B, 8.56% 2016[2]	1,586	1,686
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,486
Southern Power Co., Series B, 6.25% 2012	6,000	6,212
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,562	3,904
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	150
Nevada Power Co., Series M, 5.95% 2016[4]	1,450	1,456
NRG Energy, Inc. 7.25% 2014	725	721
NRG Energy, Inc. 7.375% 2016	4,675	4,658
American Electric Power Co., Inc. 4.709% 2007[3]	5,000	4,967
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,748
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,500	1,491
MidAmerican Energy Holdings Co. 5.00% 2014	2,200	2,130
MidAmerican Energy Holdings Co. 6.125% 2036[4]	1,500	1,521
Constellation Energy Group, Inc. 6.125% 2009	2,550	2,609
Constellation Energy Group, Inc. 4.55% 2015	1,080	997
Commonwealth Edison Co., Series 99, 3.70% 2008	1,500	1,466
Exelon Generation Co., LLC 6.95% 2011	1,300	1,380
Cilcorp Inc. 8.70% 2009	1,000	1,088
Union Electric Co. 5.25% 2012	1,495	1,482
Veolia Environnement 4.875% 2013	€1,630	2,144
SP PowerAssets Ltd. 3.80% 2008[4]	$2,000	1,945
Mirant Americas Generation, Inc. 8.30% 2011	1,500	1,509
National Grid PLC 6.30% 2016	1,315	1,367
Scottish Power PLC 5.375% 2015	1,230	1,208
Israel Electric Corp. Ltd. 7.70% 2018[4]	1,000	1,110
PSEG Energy Holdings Inc. 8.625% 2008	1,000	1,043
Oncor Electric Delivery Co. 6.375% 2012	800	826
		82,003

ASSET-BACKED OBLIGATIONS[2]— 2.02%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[4]	3,000	2,952
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	3,250	3,166
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	5,000	4,960
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,169
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,670
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	4,500	4,468
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	4,000	4,064
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,761
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,531
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,343
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	538	540
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	2,575	2,635
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[4]	111	111
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[4]	3,000	3,004
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,933
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,808
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,694
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,215
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	2,000	1,990
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.56% 2035[3]	1,766	1,770
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[5]	1,686	1,609
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[4]	1,500	1,525
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.64% 2035[3]	1,243	1,244
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	919	907
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.03% 2010[3,4]	750	752
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.61% 2033[3]	579	579
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[4]	303	297
		65,697

INFORMATION TECHNOLOGY — 1.79%
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	10,025	10,184
Electronic Data Systems Corp. 7.45% 2029	1,250	1,376
Celestica Inc. 7.875% 2011	6,750	6,817
Celestica Inc. 7.625% 2013	3,450	3,441
Sanmina-SCI Corp. 8.125% 2016	7,425	7,314
Western Union Co. 5.93% 2016[4]	6,000	6,061
Xerox Corp. 7.125% 2010	5,000	5,225
Sabre Holdings Corp. 6.35% 2016	4,750	4,725
SunGard Data Systems Inc. 9.125% 2013	3,000	3,120
Jabil Circuit, Inc. 5.875% 2010	3,060	3,090
Motorola, Inc. 7.625% 2010	239	260
Motorola, Inc. 8.00% 2011	2,000	2,234
Nortel Networks Ltd. 10.75% 2016[4]	1,550	1,666
Cisco Systems, Inc. 5.25% 2011	1,500	1,508
Freescale Semiconductor, Inc. 6.875% 2011	1,000	1,057
Exodus Communications, Inc. 11.625% 2010[5,8]	377	0
		58,078

CONSUMER STAPLES — 1.46%
Tyson Foods, Inc. 6.85% 2016[3]	9,000	9,283
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	845
Jean Coutu Group (PJC) Inc. 8.50% 2014	6,475	6,265
SUPERVALU INC., Term Loan B, 7.188% 2012[2,3]	2,000	2,002
SUPERVALU INC. 7.50% 2012	2,800	2,853
Albertson’s, Inc. 8.00% 2031	2,000	1,954
Delhaize America, Inc. 8.125% 2011	6,100	6,578
Spectrum Brands, Inc. 7.375% 2015	7,375	5,937
Stater Bros. Holdings Inc. 8.89% 2010[3]	2,550	2,588
Stater Bros. Holdings Inc. 8.125% 2012	2,000	2,020
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,243
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[2]	1,250	1,288
Gold Kist Inc. 10.25% 2014	1,371	1,584
CVS Corp. 6.117% 2013[2,4]	1,278	1,294
Duane Reade Inc. 9.89% 2010[3]	1,000	1,018
Tesco PLC 5.50% 2033	£330	655
		47,407

HEALTH CARE — 1.43%
Columbia/HCA Healthcare Corp. 7.00% 2007	$2,500	2,525
HCA Inc. 5.50% 2009	6,150	6,173
Concentra Operating Corp. 9.50% 2010	4,000	4,180
Concentra Operating Corp. 9.125% 2012	3,250	3,396
HealthSouth Corp. 11.418% 2014[3,4]	3,875	3,972
HealthSouth Corp. 10.75% 2016[4]	1,375	1,411
Tenet Healthcare Corp. 6.375% 2011	1,000	884
Tenet Healthcare Corp. 9.875% 2014	1,600	1,602
Tenet Healthcare Corp. 9.25% 2015	1,850	1,790
Aetna Inc. 5.75% 2011	3,000	3,052
Wyeth 5.50% 2016	3,000	3,003
Mylan Laboratories Inc. 5.75% 2010	3,000	2,981
Amgen Inc. 4.00% 2009	2,500	2,425
Triad Hospitals, Inc. 7.00% 2012	2,250	2,239
Humana Inc. 6.45% 2016	1,500	1,557
Universal Health Services, Inc. 7.125% 2016	1,200	1,266
Cardinal Health, Inc. 5.85% 2017	1,235	1,236
Warner Chilcott Corp. 8.75% 2015	1,000	1,040
UnitedHealth Group Inc. 5.20% 2007	1,000	999
WellPoint, Inc. 5.25% 2016	625	614
		46,345

MUNICIPALS — 0.26%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	2,920	3,132
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	1,500	1,653
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,594
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,523	1,519
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	401	402
		8,300

Total bonds & notes (cost: $2,658,080,000)		2,679,063

Convertible securities — 0.23%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.09%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	1,959
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	632
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	457
		3,048

INFORMATION TECHNOLOGY — 0.08%
Conexant Systems, Inc. 4.00% convertible notes 2007	$1,500,000	1,489
SCI Systems, Inc. 3.00% convertible debentures 2007	$1,000,000	985
		2,474

TELECOMMUNICATION SERVICES — 0.06%
American Tower Corp. 5.00% convertible debentures 2010	$2,000,000	2,000

Total convertible securities (cost: $6,578,000)		7,522

Preferred stocks — 3.06%	Shares

FINANCIALS — 3.06%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[3]	16,216,000	16,326
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[3,4]	4,650,000	4,987
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[3,4]	13,990,000	13,999
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[3,4]	6,430,000	6,890
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[3,4]	6,075,000	6,402
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,4]	10,090,000	9,690
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[3,4]	6,030,000	6,849
Fannie Mae, Series O, 7.085% preferred[3,4]	100,000	5,319
ING Capital Funding Trust III 8.439% noncumulative preferred[3]	4,250,000	4,720
BNP Paribas 5.186% noncumulative[3,4]	2,200,000	2,087
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[3,4]	1,175,000	1,203
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[3,4]	850,000	958
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[3,4]	3,750,000	3,987
RBS Capital Trust I 4.709% noncumulative trust preferred[3]	3,500,000	3,282
Deutsche Bank Capital Funding Trust I, 7.872%[3,4]	2,500,000	2,649
Wachovia Capital Trust III 5.80%[3]	2,450,000	2,459
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[4]	65,000	1,897
HVB Funding Trust VIII 7.055%[3]	900,000	1,284
ACE Ltd., Series C, 7.80% preferred depositary shares	42,760	1,110
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[3,4]	1,000,000	1,037
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	750,000	814
First Republic Capital Corp., Series A, 10.50% preferred[4]	750	803
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	20,000	529
		99,281

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[8,10]	55	8

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[10]	5,000	3

Total preferred stocks (cost: $97,700,000)		99,292

Common stocks — 0.20%

UTILITIES — 0.11%
Drax Group PLC[10]	231,144	3,605

TELECOMMUNICATION SERVICES — 0.02%
Sprint Nextel Corp., Series 1	33,726	578
XO Holdings, Inc.[10]	1,134	5
		583

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[4,8,10]	306,464	307
Delta Air Lines, Inc.[4,10]	60,887	83
		390

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[10]	32,500	119

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,10]	16,114	4

MISCELLANEOUS — 0.05%
Other common stocks in initial period of acquisition		1,664

Total common stocks (cost: $3,173,000)		6,365

Rights & warrants — 0.00%	Shares	Market value (000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	2,273	$2
XO Holdings, Inc., Series B, warrants, expire 2010[10]	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010[10]	1,704	1
GT Group Telecom Inc., warrants, expire 2010[4,8,10]	1,000	0

Total rights & warrants (cost: $52,000)		4

Short-term securities — 12.66%	Principal amount (000)

Coca-Cola Co. 5.21% due 11/13/2006[1,4]	$35,400	35,174
Atlantic Industries 5.20% due 10/13/2006[4]	16,885	16,853
Coca-Cola Co. 5.19% due 11/2/2006[4]	11,300	11,246
Three Pillars Funding, LLC 5.26%-5.36% due 10/2-10/19/2006[4]	57,422	57,311
Variable Funding Capital Corp. 5.25%-5.35% due 10/2-10/18/2006[4]	33,300	33,247
Gannett Co. 5.20% due 10/3-10/25/2006[4]	30,500	30,459
Clipper Receivables Co., LLC 5.28% due 11/10/2006[1,4]	25,000	24,856
Concentrate Manufacturing Co. of Ireland 5.19% due 10/23/2006[4]	23,900	23,821
International Lease Finance Corp. 5.21%-5.235% due 10/24-12/27/2006	22,500	22,399
Bank of America Corp. 5.27% due 10/20/2006	21,500	21,437
NetJets Inc. 5.20% due 11/9/2006[4]	20,200	20,083
Hershey Co. 5.20% due 10/4/2006[4]	19,500	19,489
Kimberly-Clark Worldwide Inc. 5.20% due 10/13/2006[4]	18,700	18,665
3M Co. 5.19% due 11/17/2006	18,300	18,178
Wal-Mart Stores Inc. 5.21% due 12/19/2006[4]	17,500	17,302
Becton, Dickinson and Co. 5.22% due 10/19-10/30/2006	15,349	15,304
Colgate-Palmolive Co. 5.19% due 10/31/2006[4]	13,300	13,240
Federal Home Loan Bank 5.13% due 10/20/2006	11,100	11,068
Edison Asset Securitization LLC 5.36% due 10/16/2006[4]	1,300	1,297

Total short-term securities (cost: $411,412,000)		411,429

Total investment securities (cost: $3,176,995,000)		3,203,675
Other assets less liabilities		45,451

Net assets		$3,249,126

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $778,055,000, which represented 23.95% of the net assets of the fund.
5Scheduled interest and/or principal payment was not received.
6Step bond; coupon rate will increase at a later date.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Valued under fair value procedures adopted by authority of the board of trustees.
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$54,968
Gross unrealized depreciation on investment securities	(28,890)
Net unrealized appreciation on investment securities	26,078
Cost of investment securities for federal income tax purposes	3,177,597

High-Income Bond Fund
Investment portfolio

September 30, 2006

unaudited

Bonds & notes — 83.02%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 22.40%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$167	$171
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	856
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[1]	1,000	693
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	2,375	2,405
Charter Communications Operating, LLC, Term Loan B, 8.125% 2013[3,4]	3,500	3,522
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,808	6,885
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	1,250	1,277
General Motors Corp. 7.20% 2011	2,765	2,561
General Motors Corp. 7.125% 2013	4,420	3,906
General Motors Corp. 7.25% 2013	€400	471
General Motors Corp. 7.70% 2016	$7,725	6,769
General Motors Corp. 8.80% 2021	1,200	1,068
General Motors Corp. 8.25% 2023	250	218
General Motors Corp. 8.375% 2033	700	609
Mirage Resorts, Inc. 6.75% 2007	550	556
Mirage Resorts, Inc. 6.75% 2008	500	506
MGM MIRAGE 6.00% 2009	2,375	2,357
MGM MIRAGE 6.75% 2012	1,050	1,041
MGM MIRAGE 6.75% 2013	2,580	2,548
MGM MIRAGE 6.625% 2015	1,550	1,496
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	529
R.H. Donnelley Inc. 10.875% 2012[2]	2,500	2,763
Dex Media, Inc., Series B, 0%/9.00% 2013[1]	250	212
Dex Media, Inc., Series B, 0%/9.00% 2013[1]	250	212
R.H. Donnelley Corp., Series A-2, 6.875% 2013	1,275	1,170
R.H. Donnelley Corp., Series A-1, 6.875% 2013	400	367
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,569
R.H. Donnelley Corp., Series A-3, 8.875% 2016	675	680
K. Hovnanian Enterprises, Inc. 10.50% 2007	625	653
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,809
K. Hovnanian Enterprises, Inc. 6.25% 2015	400	357
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,500	1,328
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,535	2,380
Young Broadcasting Inc. 10.00% 2011	7,467	7,010
NTL Cable PLC 8.75% 2014	3,150	3,284
NTL Cable PLC 8.75% 2014	€500	664
NTL Cable PLC 9.75% 2014	£300	580
NTL Cable PLC 9.125% 2016	$1,950	2,023
Linens ’n Things, Inc. 11.132% 2014[2,3]	6,650	6,451
Cinemark USA, Inc. 9.00% 2013	4,545	4,738
Cinemark, Inc. 0%/9.75% 2014[1]	2,000	1,605
American Media Operations, Inc., Series B, 10.25% 2009	3,415	3,193
American Media Operations, Inc. 8.875% 2011	3,480	3,071
CanWest Media Inc., Series B, 8.00% 2012	5,866	5,822
Radio One, Inc., Series B, 8.875% 2011	4,000	4,105
Radio One, Inc. 6.375% 2013	900	823
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,905	4,782
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,635
Tenneco Automotive Inc. 8.625% 2014	3,060	3,037
Delphi Automotive Systems Corp. 6.55% 2006[5]	250	225
Delphi Automotive Systems Corp. 6.50% 2009[5]	3,500	3,132
Delphi Corp. 6.50% 2013[5]	555	475
Delphi Automotive Systems Corp. 7.125% 2029[5]	750	637
Neiman Marcus Group, Inc. 9.00% 2015[6]	4,070	4,345
J.C. Penney Co., Inc. 8.00% 2010	750	807
J.C. Penney Co., Inc. 9.00% 2012	495	574
J.C. Penney Co., Inc. 7.65% 2016	1,650	1,856
J.C. Penney Co., Inc. 7.625% 2097	1,000	1,031
Emmis Operating Co. 6.875% 2012	4,250	4,266
Sun Media Corp. 7.625% 2013	1,500	1,522
Quebecor Media Inc. 7.75% 2016	2,725	2,742
Bon-Ton Department Stores, Inc. 10.25% 2014	4,200	4,105
Liberty Media Corp. 7.875% 2009	1,900	1,999
Liberty Media Corp. 5.70% 2013	1,000	949
Liberty Media Corp. 8.25% 2030	1,050	1,053
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,569
Mohegan Tribal Gaming Authority 6.125% 2013	250	246
Mohegan Tribal Gaming Authority 7.125% 2014	950	950
Burlington Coat Factory Warehouse Corp. 11.25% 2014[2]	3,850	3,734
Grupo Posadas, SA de CV 8.75% 2011[2]	3,450	3,622
Reader’s Digest Assn., Inc. 6.50% 2011	3,600	3,438
Royal Caribbean Cruises Ltd. 7.00% 2007	725	736
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,464
Royal Caribbean Cruises Ltd. 8.75% 2011	275	301
Royal Caribbean Cruises Ltd. 6.875% 2013	525	526
Royal Caribbean Cruises Ltd. 7.00% 2013	390	396
Sealy Mattress Co. 8.25% 2014	3,200	3,280
Vidéotron Ltée 6.875% 2014	1,995	1,975
Vidéotron Ltée 6.375% 2015	1,220	1,162
Telenet Communications NV 9.00% 2013	€1,433	2,027
Telenet Group Holding NV 0%/11.50% 2014[1,2]	$1,184	1,042
Viacom Inc. 5.75% 2011[2]	3,000	2,997
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,905
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,750	2,819
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,737
Toys “R” Us, Inc. 7.625% 2011	1,880	1,598
Toys “R” Us-Delaware, Inc., Term Loan B, 9.643% 2012[3,4]	1,000	1,021
XM Satellite Radio Holdings Inc. 9.75% 2014[2]	2,650	2,557
Kabel Deutschland GmbH 10.625% 2014[2]	2,350	2,532
Iesy Repository GmbH 10.125% 2015	€500	615
Iesy Repository GmbH 10.375% 2015[2]	$2,000	1,850
Education Management LLC and Education Management Finance Corp. 10.25% 2016[2]	2,350	2,415
Visteon Corp. 8.25% 2010	2,400	2,352
William Lyon Homes, Inc. 10.75% 2013	1,750	1,619
William Lyon Homes, Inc. 7.50% 2014	750	604
Riddell Bell Holdings Inc. 8.375% 2012	2,200	2,167
Seneca Gaming Corp. 7.25% 2012	2,125	2,136
LBI Media, Inc. 10.125% 2012	2,000	2,115
Boyd Gaming Corp. 7.75% 2012	1,000	1,031
Boyd Gaming Corp. 8.75% 2012	500	527
Boyd Gaming Corp. 6.75% 2014	500	491
Warner Music Group 7.375% 2014	2,000	1,960
Gaylord Entertainment Co. 8.00% 2013	1,445	1,478
Gaylord Entertainment Co. 6.75% 2014	500	481
Fisher Communications, Inc. 8.625% 2014	1,860	1,939
Aztar Corp. 7.875% 2014	1,750	1,894
Clear Channel Communications, Inc. 5.75% 2013	695	669
Clear Channel Communications, Inc. 5.50% 2014	1,305	1,214
WDAC Subsidiary Corp. 8.375% 2014[2]	1,450	1,464
WDAC Subsidiary Corp. 8.50% 2014	€250	319
Technical Olympic USA, Inc. 10.375% 2012	$2,000	1,740
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	1,775	1,686
AMC Entertainment Inc. 9.50% 2011	767	770
AMC Entertainment Inc. 9.875% 2012	375	387
AMC Entertainment Inc. 8.00% 2014	500	472
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,575	1,547
Mediacom Broadband Corp. 8.50% 2015[2]	1,500	1,498
PETCO Animal Supplies, Inc. 10.75% 2011	1,300	1,378
Century Communications Corp. 0% 2003[5]	1,000	995
Adelphia Communications Corp. 10.25% 2011[5]	450	294
D.R. Horton, Inc. 8.00% 2009	875	916
D.R. Horton, Inc. 7.875% 2011	300	321
Buffets, Inc. 11.25% 2010	1,150	1,222
Stoneridge, Inc. 11.50% 2012	1,125	1,094
Dillard’s, Inc. 6.625% 2008	700	704
Dillard Department Stores, Inc. 9.125% 2011	350	381
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,063
Regal Cinemas Corp., Series B, 9.375% 2012[7]	1,000	1,055
Standard Pacific Corp. 5.125% 2009	1,000	945
Hilton Hotels Corp. 7.625% 2008	265	272
Hilton Hotels Corp. 7.20% 2009	610	634
KB Home 6.25% 2015	950	878
WCI Communities, Inc. 9.125% 2012	700	630
WCI Communities, Inc. 7.875% 2013	250	212
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	758	815
TRW Automotive Acquisition Corp. 9.375% 2013	607	649
Harrah’s Operating Co., Inc. 7.125% 2007	250	252
Harrah’s Operating Co., Inc. 5.625% 2015	400	372
Warnaco, Inc. 8.875% 2013	500	520
Ryland Group, Inc. 5.375% 2008	500	496
Carmike Cinemas, Inc., Term Loan B, 8.64% 2012[3,4]	325	328
Payless ShoeSource, Inc. 8.25% 2013	150	153
Key Plastics Holdings, Inc., Series B, 10.25% 2007[5,7]	4,000	0
		239,138

INDUSTRIALS — 11.63%
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	700	683
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	761	784
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	1,458	1,458
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	760	773
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[4]	5,147	5,086
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	2,017	2,018
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	1,062	1,135
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	468	498
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	740	722
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	402	402
UAL Corp., Term Loan B, 9.08% 2012[3,4]	8,272	8,334
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[4]	1,119	1,118
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	2,330	2,337
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[4]	1,855	1,827
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	2,000	1,969
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	3,370	3,625
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	3,980	3,669
AMR Corp. 10.00% 2021	1,000	970
Allied Waste North America, Inc. 8.50% 2008	1,875	1,973
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	990
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,446
Allied Waste North America, Inc., Series B, 6.125% 2014	1,500	1,406
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,069
Allied Waste North America, Inc. 7.25% 2015	100	100
Nielsen Finance LLC, Term Loan B, 8.195% 2013[3,4]	2,000	2,000
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	3,150	3,272
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,2]	2,975	1,759
NTK Holdings Inc. 0%/10.75% 2014[1]	5,250	3,649
THL Buildco, Inc. 8.50% 2014	2,835	2,693
DRS Technologies, Inc. 6.875% 2013	2,675	2,655
DRS Technologies, Inc. 6.625% 2016	2,000	1,975
DRS Technologies, Inc. 7.625% 2018	875	892
Ashtead Group PLC 8.625% 2015[2]	1,675	1,708
Ashtead Capital, Inc. 9.00% 2016[2]	2,625	2,743
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	4,213	4,382
Argo-Tech Corp. 9.25% 2011	3,910	4,086
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	4,038
Standard Aero Holdings, Inc. 8.25% 2014	4,005	3,885
TFM, SA de CV 10.25% 2007	365	375
TFM, SA de CV 9.375% 2012	2,150	2,290
TFM, SA de CV 12.50% 2012	820	906
Goodman Global Holdings, Inc., Series B, 7.875% 2012	3,030	2,901
Goodman Global Holdings, Inc., Series B, 8.329% 2012[3]	359	365
CCMG Acquisition Corp. 10.50% 2016[2]	2,850	3,149
K&F Industries, Inc. 7.75% 2014	3,040	3,063
United Rentals (North America), Inc., Series B, 6.50% 2012	2,600	2,522
United Rentals (North America), Inc. 7.75% 2013	500	495
Terex Corp. 9.25% 2011	1,500	1,588
Terex Corp. 7.375% 2014	1,000	1,010
Quebecor World Inc. 8.75% 2016[2]	2,635	2,549
RBS Global, Inc. and Rexnord Corp. 9.50% 2014[2]	1,175	1,198
RBS Global, Inc. and Rexnord Corp. 11.75% 2016[2]	1,250	1,294
American Standard Inc. 8.25% 2009	1,500	1,598
American Standard Inc. 7.625% 2010	500	528
Kansas City Southern Railway Co. 9.50% 2008	685	716
Kansas City Southern Railway Co. 7.50% 2009	1,365	1,372
Northwest Airlines, Inc. 8.875% 2006[5]	500	274
Northwest Airlines, Inc. 9.875% 2007[5]	1,000	561
Northwest Airlines, Inc. 7.875% 2008[5]	665	369
Northwest Airlines, Inc. 10.00% 2009[5]	1,000	542
Williams Scotsman, Inc. 8.50% 2015	1,425	1,464
UCAR Finance Inc. 10.25% 2012	1,230	1,298
Accuride Corp. 8.50% 2015	1,115	1,043
FTI Consulting, Inc. 7.625% 2013	1,000	1,015
Bombardier Inc. 6.75% 2012[2]	900	862
ACIH, Inc. 0%/11.50% 2012[1,2]	1,225	821
TransDigm Inc. 7.75% 2014[2]	775	785
Mobile Storage Group, Inc. 9.75% 2014[2]	700	721
Delta Air Lines, Inc. 8.00% 2007[2,5]	1,250	353
		124,156

TELECOMMUNICATION SERVICES — 9.90%
American Tower Corp. 7.25% 2011	3,675	3,804
American Tower Corp. 7.125% 2012	8,115	8,358
American Tower Corp. 7.50% 2012	1,925	1,988
Intelsat, Ltd. 7.625% 2012	925	814
Intelsat, Ltd. 10.484% 2012[3]	1,550	1,579
Intelsat, Ltd. 8.25% 2013	3,215	3,271
Intelsat, Ltd. 8.625% 2015	1,685	1,731
Intelsat PanAmSat Opco 9.00% 2016[2]	2,200	2,277
Intelsat (Bermuda), Ltd. 9.25% 2016[2]	2,100	2,218
Intelsat (Bermuda), Ltd. 11.25% 2016[2]	500	534
U S WEST Capital Funding, Inc. 6.375% 2008	250	252
Qwest Capital Funding, Inc. 7.00% 2009	2,250	2,273
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,714
Qwest Capital Funding, Inc. 7.25% 2011	3,850	3,869
Qwest Communications International Inc., Series B, 7.50% 2014	2,000	2,015
U S WEST Capital Funding, Inc. 6.875% 2028	1,325	1,193
Qwest Capital Funding, Inc. 7.75% 2031	370	359
Dobson Cellular Systems, Inc. 8.375% 2011[2]	1,000	1,044
American Cellular Corp., Series B, 10.00% 2011	2,425	2,552
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,256
Dobson Communications Corp. 8.875% 2013	2,712	2,702
Windstream Corp. 8.125% 2013[2]	3,975	4,238
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,740	1,862
Windstream Corp. 8.625% 2016[2]	3,625	3,897
Centennial Cellular Corp. 10.75% 2008	704	716
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,809
Centennial Communications Corp. 11.258% 2013[3]	2,950	3,061
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	3,450	3,415
Nextel Communications, Inc., Series E, 6.875% 2013	505	515
Nextel Communications, Inc., Series D, 7.375% 2015	6,750	6,971
Triton PCS, Inc. 8.50% 2013	6,625	6,178
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,260	2,333
Hawaiian Telcom Communications, Inc. 10.789% 2013[3]	1,725	1,772
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,150	1,213
Rogers Wireless Inc. 7.25% 2012	600	631
Rogers Wireless Inc. 7.50% 2015	3,175	3,405
Cincinnati Bell Inc. 7.25% 2013	3,325	3,416
SBC Communications Inc. 4.125% 2009	2,500	2,423
AT&T Corp. 7.30% 2011[3]	497	539
MetroPCS, Inc., Second Lien Loan, 12.938% 2007[3,4]	1,250	1,306
MetroPCS, Inc., First Lien Loan, 10.188% 2011[3,4]	1,300	1,323
Rural Cellular Corp. 9.75% 2010	1,250	1,264
Rural Cellular Corp. 11.239% 2012[3]	850	881
Millicom International Cellular SA 10.00% 2013	1,320	1,424
France Télécom 7.75% 2011[3]	1,000	1,097
NTELOS Inc., Term Loan B, 7.58% 2011[3,4]	995	996
Level 3 Financing, Inc. 12.25% 2013	150	168
		105,656

MATERIALS — 8.80%
JSG Funding PLC 9.625% 2012	1,526	1,618
JSG Funding PLC 7.75% 2015	1,000	950
JSG Funding PLC 7.75% 2015	€ 750	923
JSG Holdings PLC 11.50% 2015[6]	5,285	6,850
Owens-Illinois, Inc. 8.10% 2007	$500	507
Owens-Brockway Glass Container Inc. 8.875% 2009	391	404
Owens-Illinois, Inc. 7.50% 2010	1,275	1,281
Owens-Brockway Glass Container Inc. 7.75% 2011	2,425	2,504
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,616
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	464
Abitibi-Consolidated Co. of Canada 5.25% 2008	$700	675
Abitibi-Consolidated Finance LP 7.875% 2009	767	763
Abitibi-Consolidated Inc. 8.55% 2010	680	678
Abitibi-Consolidated Co. of Canada 8.89% 2011[3]	1,000	985
Abitibi-Consolidated Co. of Canada 8.375% 2015	3,175	2,905
Nalco Co. 7.75% 2011	3,740	3,833
Nalco Co. 8.875% 2013	500	524
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[1]	1,900	1,501
Georgia-Pacific Corp., First Lien Term Loan B, 7.39% 2012[3,4]	597	598
Georgia-Pacific Corp., Second Lien Term Loan C, 8.39% 2013[3,4]	4,625	4,677
Plastipak Holdings, Inc. 8.50% 2015[2]	4,585	4,654
Building Materials Corp. of America 8.00% 2008	1,200	1,196
Building Materials Corp. of America 7.75% 2014	3,850	3,436
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	4,900	4,594
Lyondell Chemical Co. 9.50% 2008	589	609
Equistar Chemicals, LP 10.125% 2008	525	558
Lyondell Chemical Co. 10.50% 2013	2,000	2,210
Lyondell Chemical Co. 8.25% 2016	1,000	1,020
Stone Container Corp. 9.75% 2011	365	378
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	505
Stone Container Corp. 8.375% 2012	630	608
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,925	2,713
Associated Materials Inc. 9.75% 2012	3,160	3,168
AMH Holdings, Inc. 0%/11.25% 2014[1]	1,650	916
Georgia Gulf Corp. 9.50% 2014[2]	2,225	2,217
Georgia Gulf Corp. 10.75% 2016[2]	1,600	1,576
Graphic Packaging International, Inc. 8.50% 2011	3,500	3,596
Earle M. Jorgensen Co. 9.75% 2012	3,150	3,374
Domtar Inc. 7.125% 2015	2,550	2,384
Rockwood Specialties Group, Inc. 7.50% 2014	1,400	1,386
Rockwood Specialties Group, Inc. 7.625% 2014	€700	924
United States Steel Corp. 9.75% 2010	$2,103	2,255
FMG Finance Pty Ltd. 10.625% 2016[2]	2,250	2,171
Covalence Specialty Materials Corp. 10.25% 2016[2]	2,075	2,023
Ainsworth Lumber Co. Ltd. 7.25% 2012	500	373
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,025	1,428
AEP Industries Inc. 7.875% 2013	1,525	1,533
Chemtura Corp. 6.875% 2016	1,300	1,289
Rhodia 10.25% 2010	1,072	1,206
Neenah Paper, Inc. 7.375% 2014	1,200	1,131
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	988
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[1]	500	408
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	390	425
Allegheny Technologies, Inc. 8.375% 2011	750	793
Airgas, Inc. 6.25% 2014	750	703
Steel Dynamics, Inc. 9.50% 2009	500	518
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	425	422
		93,944

FINANCIALS — 5.77%
General Motors Acceptance Corp. 7.25% 2011	10,704	10,775
General Motors Acceptance Corp. 6.875% 2012	300	297
General Motors Acceptance Corp. 7.00% 2012	2,800	2,794
General Motors Acceptance Corp. 7.60% 2014[3]	1,650	1,657
Providian Financial Corp., Series A, 9.525% 2027[2]	3,500	3,699
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,3]	6,000	5,915
Ford Motor Credit Co. 5.80% 2009	1,000	953
Ford Motor Credit Co. 7.875% 2010	2,125	2,071
Ford Motor Credit Co. 9.75% 2010[2]	750	775
Ford Motor Credit Co. 9.875% 2011	2,000	2,072
E*TRADE Financial Corp. 8.00% 2011	400	416
E*TRADE Financial Corp. 7.375% 2013	225	231
E*TRADE Financial Corp. 7.875% 2015	3,935	4,161
TuranAlem Finance BV 7.875% 2010	1,500	1,532
TuranAlem Finance BV 7.75% 2013[2]	2,000	1,994
TuranAlem Finance BV 8.50% 2015	500	510
TuranAlem Finance BV 8.50% 2015[2]	260	265
Host Marriott, LP, Series G, 9.25% 2007	75	78
Host Marriott, LP, Series I, 9.50% 2007	100	101
Host Marriott, LP, Series M, 7.00% 2012	2,470	2,510
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,145
Rouse Co. 3.625% 2009	615	584
Rouse Co. 7.20% 2012	695	714
Rouse Co. 5.375% 2013	390	362
Rouse Co. 6.75% 2013[2]	1,700	1,707
HSBC Finance Corp. 5.00% 2015	2,265	2,193
ILFC E-Capital Trust II 6.25% 2065[2,3]	2,000	2,003
Lazard Group LLC 7.125% 2015	1,685	1,759
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[2,3]	1,500	1,516
Downey Financial Corp. 6.50% 2014	1,250	1,255
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	1,250	1,219
Resona Bank, Ltd. 5.85% (undated)[2,3]	1,000	979
UnumProvident Finance Co. PLC 6.85% 2015[2]	800	822
Kazkommerts International BV 8.50% 2013	500	529
Sovereign Capital Trust I 9.00% 2027	500	526
Capital One Financial Corp. 8.75% 2007	500	505
Chevy Chase Bank, FSB 6.875% 2013	500	503
iStar Financial, Inc., Series B, 4.875% 2009	500	494
		61,621

INFORMATION TECHNOLOGY — 5.43%
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[2]	$9,150	$9,470
Sanmina-SCI Corp. 8.125% 2016	9,150	9,013
Celestica Inc. 7.875% 2011	5,350	5,403
Celestica Inc. 7.625% 2013	2,250	2,244
SunGard Data Systems Inc. 9.125% 2013	4,250	4,420
SunGard Data Systems Inc. 10.25% 2015	1,000	1,035
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	4,470	4,541
Electronic Data Systems Corp. 7.45% 2029	500	550
Xerox Corp. 7.125% 2010	3,565	3,725
Xerox Corp. 7.625% 2013	1,000	1,055
Serena Software, Inc. 10.375% 2016	4,419	4,651
Nortel Networks Ltd. 9.73% 2011[2,3]	1,250	1,297
Nortel Networks Ltd. 10.125% 2013[2]	1,325	1,404
Nortel Networks Ltd. 10.75% 2016[2]	775	833
Sensata Technologies BV 8.00% 2014[2]	2,995	2,928
Solectron Global Finance, LTD 8.00% 2016	1,500	1,493
Iron Mountain Inc. 7.75% 2015	1,060	1,065
Freescale Semiconductor, Inc. 6.875% 2011	1,000	1,058
Jabil Circuit, Inc. 5.875% 2010	875	884
Motorola, Inc. 7.625% 2010	80	87
Motorola, Inc. 8.00% 2011	625	698
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.64% 2011[3]	175	149
		58,003

ENERGY — 5.40%
Williams Companies, Inc. 6.375% 2010[2]	1,000	1,000
Williams Companies, Inc. 7.508% 2010[2,3]	1,500	1,534
Northwest Pipeline Corp. 8.125% 2010	1,375	1,437
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	175	180
Williams Partners LP 7.50% 2011[2]	3,825	3,854
Williams Companies, Inc. 8.125% 2012	1,400	1,502
Transcontinental Gas Pipe Line Corp. 6.40% 2016[2]	100	99
Williams Companies, Inc. 7.875% 2021	250	263
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	998
Williams Companies, Inc. 8.75% 2032	1,800	1,980
Pogo Producing Co. 7.875% 2013[2]	3,950	4,044
Pogo Producing Co. 6.625% 2015	225	216
Pogo Producing Co. 6.875% 2017	3,100	2,972
El Paso Corp. 6.375% 2009	2,400	2,406
El Paso Corp. 7.75% 2010	1,645	1,711
Sonat Inc. 7.625% 2011	75	77
El Paso Energy Corp. 7.375% 2012	695	710
El Paso Corp. 7.875% 2012	825	860
El Paso Natural Gas Co. 7.50% 2026	50	53
El Paso Corp. 6.95% 2028	1,000	945
Southern Natural Gas Co. 7.35% 2031	250	260
Southern Natural Gas Co. 8.00% 2032	125	139
Premcor Refining Group Inc. 9.25% 2010	1,200	1,270
Premcor Refining Group Inc. 6.125% 2011	1,500	1,534
Premcor Refining Group Inc. 6.75% 2011	1,650	1,724
Premcor Refining Group Inc. 9.50% 2013	675	736
Premcor Refining Group Inc. 6.75% 2014	1,000	1,028
Premcor Refining Group Inc. 7.50% 2015	350	366
Newfield Exploration Co., Series B, 7.45% 2007	250	254
Newfield Exploration Co. 7.625% 2011	500	518
Newfield Exploration Co. 6.625% 2014	1,325	1,303
Newfield Exploration Co. 6.625% 2016	4,250	4,154
Drummond Co., Inc. 7.375% 2016[2]	5,070	4,791
Encore Acquisition Co. 6.00% 2015	2,350	2,162
Teekay Shipping Corp. 8.875% 2011	1,925	2,041
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,725	1,596
Enterprise Products Operating LP 8.375% 2066[3]	1,300	1,371
Massey Energy Co.6.875% 2013	1,500	1,365
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[2]	1,350	1,353
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	941	1,030
International Coal Group, Inc. 10.25% 2014[2]	750	716
Overseas Shipholding Group, Inc. 8.25% 2013	650	676
Peabody Energy Corp. 5.875% 2016	500	461
		57,689

UTILITIES — 4.30%
Mission Energy Holding Co. 13.50% 2008	2,100	2,355
Edison Mission Energy 7.73% 2009	6,325	6,531
Edison Mission Energy 7.50% 2013[2]	4,700	4,770
Edison Mission Energy 7.75% 2016[2]	1,300	1,323
Midwest Generation, LLC, Series B, 8.56% 2016[4]	271	288
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,359
AES Corp. 9.50% 2009	1,396	1,497
AES Corp. 9.375% 2010	997	1,082
AES Corp. 8.75% 2013[2]	7,100	7,650
AES Gener SA 7.50% 2014	750	780
AES Red Oak, LLC, Series A, 8.54% 2019[4]	449	480
NRG Energy, Inc. 7.25% 2014	2,125	2,114
NRG Energy, Inc. 7.375% 2016	3,775	3,761
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	166
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,638	2,892
Sierra Pacific Resources 8.625% 2014	875	949
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	275
Nevada Power Co., Series M, 5.95% 2016[2]	500	502
PSEG Energy Holdings Inc. 8.625% 2008	2,880	3,002
FPL Energy National Wind Portfolio, LLC 6.125% 2019[2,4]	1,423	1,387
Mirant Americas Generation, Inc. 8.30% 2011	950	956
Electricidad de Caracas Finance BV 10.25% 2014[2]	735	774
		45,893

CONSUMER STAPLES — 3.82%
SUPERVALU INC., Term Loan B, 7.188% 2012[3,4]	1,500	1,502
SUPERVALU INC. 7.50% 2012	1,500	1,528
Albertson’s, Inc. 7.45% 2029	1,750	1,630
Albertson’s, Inc. 8.00% 2031	1,000	977
Dole Food Co., Inc. 7.25% 2010	1,050	979
Dole Food Co., Inc. 8.875% 2011	4,588	4,416
Stater Bros. Holdings Inc. 8.89% 2010[3]	1,100	1,116
Stater Bros. Holdings Inc. 8.125% 2012	3,350	3,383
Jean Coutu Group (PJC) Inc. 7.625% 2012	125	132
Jean Coutu Group (PJC) Inc. 8.50% 2014	3,300	3,193
Vitamin Shoppe Industries, Inc. 12.905% 2012[2,3]	3,030	3,128
Spectrum Brands, Inc. 7.375% 2015	3,000	2,415
Gold Kist Inc. 10.25% 2014	1,982	2,289
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	2,235	2,274
Rite Aid Corp. 6.125% 2008[2]	750	738
Rite Aid Corp. 9.50% 2011	1,000	1,039
Rite Aid Corp. 7.50% 2015	300	286
Duane Reade Inc. 9.89% 2010[3]	2,000	2,035
Pathmark Stores, Inc. 8.75% 2012	2,050	1,994
Delhaize America, Inc. 8.125% 2011	1,480	1,596
Playtex Products, Inc. 9.375% 2011	1,250	1,313
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,148
Tyson Foods, Inc. 6.85% 2016[3]	1,000	1,031
Ahold Finance U.S.A., Inc. 6.25% 2009	410	416
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[2,4,5]	268	225
		40,783

HEALTH CARE — 3.72%
Warner Chilcott Corp. 8.75% 2015	7,980	8,299
Select Medical Corp. 7.625% 2015	1,120	949
Select Medical Holdings Corp. 11.175% 2015[3]	7,000	6,195
Tenet Healthcare Corp. 6.375% 2011	2,975	2,629
Tenet Healthcare Corp. 7.375% 2013	1,525	1,382
Tenet Healthcare Corp. 9.875% 2014	1,050	1,051
Tenet Healthcare Corp. 9.25% 2015	350	339
HealthSouth Corp. 11.418% 2014[2,3]	425	436
HealthSouth Corp. 10.75% 2016[2]	4,475	4,592
Concentra Operating Corp. 9.50% 2010	4,155	4,342
Concentra Operating Corp. 9.125% 2012	600	627
Accellent Inc. 10.50% 2013	2,650	2,769
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,410	1,509
Columbia/HCA Healthcare Corp. 7.00% 2007	750	758
HCA Inc. 5.50% 2009	500	502
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,185	1,221
Mylan Laboratories Inc. 5.75% 2010	1,150	1,143
Triad Hospitals, Inc. 7.00% 2012	925	920
		39,663

NON-U.S. GOVERNMENT BONDS & NOTES — 0.93%
Argentina (Republic of) 4.193% 2012[3,4]	1,625	1,125
Argentina (Republic of) 7.255% 2033[4,6,8]	ARS2,684	802
Argentina (Republic of) GDP-Linked 2035	5,935	176
Panama (Republic of) Global 7.125% 2026	$310	326
Panama (Republic of) Global 9.375% 2029	130	168
Panama (Republic of) Global 6.70% 2036[4]	1,522	1,514
Russian Federation 8.25% 2010[4]	889	936
Russian Federation 8.25% 2010[2,4]	667	702
United Mexican States Government Global 11.375% 2016	1,015	1,459
Brazil (Federal Republic of) Global 7.875% 2015	250	275
Brazil (Federal Republic of) Global 11.00% 2040	550	717
Dominican Republic 9.04% 2018[2,4]		683
765
Colombia (Republic of) Global 10.75% 2013	500	613
Turkey (Republic of) 12.375% 2009	250	289
		9,867

MORTGAGE-BACKED OBLIGATIONS — 0.58%
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,4]	5,970	6,100

ASSET-BACKED OBLIGATIONS — 0.26%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2,4]	2,750	2,795

MUNICIPALS — 0.08%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	750	804

Total bonds & notes (cost: $883,373,000)		886,112

Convertible securities — 1.51%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.55%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	3,347
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[2,6,7]	300	2,566
		5,913

INFORMATION TECHNOLOGY — 0.52%
Conexant Systems, Inc. 4.00% convertible notes 2007	$3,600,000	3,573
SCI Systems, Inc. 3.00% convertible debentures 2007	$2,000,000	1,970
		5,543

TELECOMMUNICATION SERVICES — 0.26%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	2,750

UTILITIES — 0.18%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,950

Total convertible securities (cost: $14,696,000)		16,156

Preferred stocks — 2.80%	Shares

FINANCIALS — 2.80%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,3]	5,500,000	5,893
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,3]	2,000,000	2,108
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[2,3]	6,114,000	6,557
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[2,3]	5,370,000	5,373
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	160,000	4,670
First Republic Capital Corp., Series A, 10.50% preferred[2]	2,000	2,142
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[2,3]	2,000,000	2,126
Fannie Mae, Series O, 7.085% preferred[2,3]	20,000	1,064
		29,933

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[7,9]	250	37

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[9]	10,000	5

Total preferred stocks (cost: $26,737,000)		29,975

Common stocks — 1.52%	Shares	Market value (000)

UTILITIES — 0.56%
Drax Group PLC[9]	386,481	$6,028

TELECOMMUNICATION SERVICES — 0.36%
Sprint Nextel Corp., Series 1	127,382	2,185
Dobson Communications Corp., Class A9	237,211	1,665
XO Holdings, Inc.[9]	651	3
		3,853

INDUSTRIALS — 0.36%
DigitalGlobe Inc.[2,7,9]	3,677,578	3,678
Delta Air Lines, Inc.[2,9]	93,360	128
		3,806

CONSUMER DISCRETIONARY — 0.10%
Clear Channel Communications, Inc.	25,506	736
Radio One, Inc., Class D, nonvoting[9]	34,000	213
Radio One, Inc., Class A9	17,000	106
ACME Communications, Inc.[9]	13,100	69
		1,124

INFORMATION TECHNOLOGY — 0.05%
ZiLOG, Inc.[9]	153,000	558

FINANCIALS — 0.04%
Beverly Hills Bancorp Inc.	58,100	474

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,9]	80,522	20

MISCELLANEOUS — 0.05%
Other common stocks in initial period of acquisition		509

Total common stocks (cost: $12,526,000)		16,372

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	1,305	1
XO Holdings, Inc., Series B, warrants, expire 2010[9]	978	1
XO Holdings, Inc., Series C, warrants, expire 2010[9]	978	—
KMC Telecom Holdings, Inc., warrants, expire 2008[2,7,9]	9,500	0
GT Group Telecom Inc., warrants, expire 2010[2,7,9]	4,000	0

Total rights & warrants (cost: $428,000)		2

Short-term securities — 9.77%	Principal amount (000)	Market value (000)

Gannett Co. 5.19%-5.21% due 10/12-11/9/2006[2]	$15,200	$15,145
CAFCO, LLC 5.36% due 10/6/2006[2]	12,000	11,990
NetJets Inc. 5.19% due 10/31/2006[2,10]	11,000	10,951
International Lease Finance Corp. 5.23% due 10/18/2006	10,700	10,672
Park Avenue Receivables Co., LLC 5.26% due 10/10/2006[2]	10,000	9,985
Abbott Laboratories 5.18% due 10/31/2006[2]	9,700	9,657
Wal-Mart Stores Inc. 5.20% due 10/5/2006[2]	8,000	7,994
Atlantic Industries 5.22% due 10/2/2006[2]	7,500	7,498
Estée Lauder Companies Inc. 5.21% due 10/24/2006[2,10]	6,100	6,079
Caterpillar Financial Services Corp. 5.20% due 10/10/2006	4,700	4,693
Three Pillars Funding, LLC 5.26%-5.36% due 10/2-10/16/2006[2]	4,600	4,596
Illinois Tool Works Inc. 5.22% due 10/4/2006	4,100	4,097
Chevron Funding Corp. 5.20% due 11/20/2006	1,000	993

Total short-term securities (cost: $104,350,000)		104,350

Total investment securities (cost: $1,042,110,000)		1,052,967
Other assets less liabilities		14,790

Net assets		$1,067,757

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Step bond; coupon rate will increase at a later date.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $295,789,000, which represented 27.70% of the net assets of the fund.
3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Scheduled interest and/or principal payment was not received.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Valued under fair value procedures adopted by authority of the board of trustees.
8Index-linked bond whose principal amount moves with a government retail price index.
9Security did not produce income during the last 12 months.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$32,733
Gross unrealized depreciation on investment securities	(22,888)
Net unrealized appreciation on investment securities	9,845
Cost of investment securities for federal income tax purposes	1,043,122

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

September 30, 2006

unaudited

Bonds & notes — 96.39%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 48.63%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	$464	$471
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,155
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	7,250	7,051
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	1,390	1,382
Fannie Mae 12.00% 2015	73	83
Fannie Mae 5.00% 2017	5,274	5,201
Fannie Mae 5.50% 2017	3,048	3,055
Fannie Mae 9.00% 2018	31	33
Fannie Mae 10.00% 2018	144	161
Fannie Mae, Series 2001-4, Class GB, 10.47% 2018[2]	445	493
Fannie Mae 6.00% 2021	996	1,012
Fannie Mae 6.00% 2021	473	481
Fannie Mae, Series 2001-4, Class GA, 10.285% 2025[2]	184	205
Fannie Mae, Series 2001-4, Class NA, 11.902% 2025[2]	523	583
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	9,987	10,151
Fannie Mae 7.00% 2026	157	163
Fannie Mae 8.50% 2027	115	124
Fannie Mae 8.50% 2027	91	97
Fannie Mae 7.00% 2028	164	169
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	777	807
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	545	569
Fannie Mae 7.50% 2029	49	50
Fannie Mae 7.50% 2029	48	49
Fannie Mae 7.00% 2031	105	108
Fannie Mae 7.50% 2031	286	296
Fannie Mae 7.50% 2031	85	88
Fannie Mae 7.50% 2031	34	35
Fannie Mae 7.50% 2031	15	15
Fannie Mae, Series 2001-20, Class C, 12.015% 2031[2]	377	421
Fannie Mae 7.00% 2032	511	526
Fannie Mae 7.00% 2032	66	68
Fannie Mae 4.181% 2033[2]	2,633	2,602
Fannie Mae 5.50% 2034	2,483	2,451
Fannie Mae 4.48% 2035[2]	2,102	2,068
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,815	1,758
Fannie Mae 5.00% 2035	6,255	6,012
Fannie Mae 5.50% 2035	14,455	14,265
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,136	1,629
Fannie Mae 5.50% 2036	16,467	16,222
Fannie Mae 5.50% 2036	5,899	5,812
Fannie Mae 5.59% 2036[2]	3,842	3,851
Fannie Mae 6.00% 2036	8,973	9,014
Fannie Mae 6.00% 2036	6,958	6,990
Fannie Mae 6.00% 2036	190	191
Fannie Mae 6.50% 2036	2,165	2,205
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	607	635
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	580	597
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	549	569
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	102	106
Freddie Mac 7.00% 2008	52	52
Freddie Mac 8.25% 2008	63	63
Freddie Mac 8.25% 2008	5	5
Freddie Mac 8.25% 2009	8	8
Freddie Mac 8.00% 2012	24	25
Freddie Mac 6.00% 2014	107	109
Freddie Mac 4.00% 2015	755	715
Freddie Mac 7.00% 2015	93	97
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,692	2,743
Freddie Mac 8.00% 2017	135	142
Freddie Mac 8.50% 2018	10	10
Freddie Mac 11.00% 2018	56	62
Freddie Mac, Series 1567, Class A, 4.645% 2023[2]	446	415
Freddie Mac 8.50% 2027	44	47
Freddie Mac 9.00% 2030	322	351
Freddie Mac 4.036% 2033[2]	268	263
Freddie Mac 4.602% 2035[2]	3,113	3,060
Freddie Mac 4.647% 2035[2]	4,027	3,961
Freddie Mac 5.00% 2035	3,855	3,708
Freddie Mac 5.00% 2035	1,953	1,879
Freddie Mac 5.00% 2035	1,886	1,815
Freddie Mac 5.50% 2035	955	943
Freddie Mac 5.50% 2035	950	937
Freddie Mac, Series 3061, Class PN, 5.50% 2035	704	706
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,984	1,471
Freddie Mac 5.50% 2036	2,000	1,972
Freddie Mac 6.00% 2036	39,722	39,927
Government National Mortgage Assn. 9.50% 2009	189	196
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	857	830
Government National Mortgage Assn. 9.50% 2020	204	228
Government National Mortgage Assn. 8.50% 2021	129	140
Government National Mortgage Assn. 8.50% 2022	127	137
Government National Mortgage Assn. 8.50% 2022	23	24
Government National Mortgage Assn. 8.50% 2022	14	16
Government National Mortgage Assn. 8.50% 2023	168	182
Government National Mortgage Assn. 3.75% 2035[2]	745	727
Government National Mortgage Assn. 4.00% 2035[2]	2,249	2,197
Government National Mortgage Assn. 4.00% 2035[2]	1,305	1,277
Government National Mortgage Assn. 5.00% 2036	4,855	4,695
Government National Mortgage Assn. 5.00% 2036	3,703	3,576
Government National Mortgage Assn. 5.50% 2036	18,540	18,359
Government National Mortgage Assn. 5.50% 2036	4,207	4,167
Government National Mortgage Assn. 5.50% 2036	1,134	1,123
Government National Mortgage Assn. 6.00% 2036	5,990	6,044
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,790	1,748
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	879	860
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	820	821
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.563% 2035[2]	2,873	2,876
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,192	1,192
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,752	1,755
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	966	965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,097	1,074
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,310	1,273
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,964
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	986
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	985
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	5,148	5,235
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.317% 2033[2]	212	210
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	195	197
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	3,006	2,068
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,048
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	139	139
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	1,000	993
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,776	2,895
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.401% 2045[2]	1,500	1,502
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	858	846
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.339% 2033[2]	673	664
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	579	571
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.846% 2037[2]	1,210	1,205
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.59% 2045[2]	890	894
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	3,043	3,103
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	581	596
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 2035[2]	1,085	1,089
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,543	2,550
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	347	349
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,050	3,182
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,871
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,000	968
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.776% 2035[2]	2,858	2,761
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	278	280
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	487	494
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,694
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	619	625
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	540
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	1,250	1,227
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	974
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,236
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[2,3]	598	602
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.727% 2027[2,3]	944	948
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.85% 2028[2,3]	499	511
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	2,103	2,056
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	648	653
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,306
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,955
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,951
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,250	1,270
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	513
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	1,650	1,653
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,536
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.366% 2040[2,3]	1,433	1,387
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,410	1,382
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,237
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.881% 2036[2]	1,203	1,200
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	1,089	1,087
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	878	866
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	848	854
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.691% 2035[2]	851	846
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	797	800
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	777	773
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.591% 2034[2]	618	609
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	600	602
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	600	593
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.59% 2035[2]	435	436
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	257	261
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	19	19
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[3]	6	6
		308,900

U.S. TREASURY BONDS & NOTES — 27.73%
U.S. Treasury 3.625% 2009	1,500	1,461
U.S. Treasury 4.00% 2010	4,750	4,661
U.S. Treasury 5.75% 2010[4]	21,300	22,162
U.S. Treasury 4.875% 2011	5,000	5,059
U.S. Treasury 3.875% 2013[4]	11,000	10,567
U.S. Treasury 4.25% 2013	39,250	38,428
U.S. Treasury 4.25% 2014	6,000	5,856
U.S. Treasury 7.50% 2016[4]	5,750	7,044
U.S. Treasury 8.875% 2017[4]	3,690	4,985
U.S. Treasury 8.125% 2019	3,500	4,616
U.S. Treasury 8.875% 2019[4]	11,695	16,145
U.S. Treasury Principal Strip 0% 2019	8,635	4,768
U.S. Treasury 8.50% 2020	10,500	14,313
U.S. Treasury 7.875% 2021	3,500	4,601
U.S. Treasury 6.50% 2026	1,325	1,605
U.S. Treasury 5.375% 2031	10,639	11,493
U.S. Treasury 4.50% 2036	19,150	18,354
		176,118

FEDERAL AGENCY BONDS & NOTES — 10.06%
Freddie Mac 5.125% 2008	2,000	2,003
Freddie Mac 6.625% 2009	6,575	6,884
Freddie Mac 5.50% 2011	4,000	4,107
Freddie Mac 4.50% 2014	8,000	7,784
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	5,968	6,009
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	1,039	1,050
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	807	824
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	2,311	2,401
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	1,910	1,874
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	1,866	1,860
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,892	2,846
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	2,331	2,301
Fannie Mae 5.25% 2007	4,000	4,003
Fannie Mae 6.00% 2008	5,000	5,078
Federal Home Loan Bank 3.75% 2007	5,410	5,339
United States Agency for International Development, Republic of Egypt 4.45% 2015	3,250	3,142
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,087
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	2,250	2,294
Federal Agricultural Mortgage Corp. 4.25% 2008	1,000	986
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	1,000	995
		63,867

ASSET-BACKED OBLIGATIONS[1]— 8.96%
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	188	186
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	89	88
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	82	81
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[3]	6,125	6,125
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	978
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	5,006
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	5,037	4,961
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	1,736	1,698
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,960
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,000	3,991
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	2,749	2,690
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,584
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,374	2,290
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[3]	2,250	2,251
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,070
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	2,000	1,999
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,783
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	739
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	1,000	1,016
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	991
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	750	731
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[3]	1,596	1,596
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	1,550	1,579
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	1,550	1,542
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,477
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,009
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	950	957
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.61% 2033[2]	926	927
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	663	661
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	555	555
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.64% 2035[2]	497	498
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	454	451
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	195	195
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 5.62% 2034[2]	191	191
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	49	48
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	38	38
		56,942

INDUSTRIALS — 0.71%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,463	2,592
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,267	1,262
General Electric Capital Corp., Series A, 6.75% 2032	550	631
		4,485

UTILITIES — 0.24%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,522

ENERGY — 0.06%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	417	411

Total bonds & notes (cost: $610,034,000)		612,245

Short-term securities — 10.20%	Principal amount (000)	Market value (000)

Wal-Mart Stores Inc. 5.21% due 10/31/2006[3]	$13,900	$13,838
Three Pillars Funding, LLC 5.36% due 10/2/2006[3]	11,000	10,995
Gannett Co. 5.21% due 10/3/2006[3]	10,600	10,595
Abbott Laboratories 5.21% due 10/10/2006[3]	9,000	8,987
CAFCO, LLC 5.36% due 10/6/2006[3]	7,600	7,593
International Lease Finance Corp. 5.23% due 10/18/2006	7,000	6,982
E.I. duPont de Nemours and Co. 5.19% due 10/4/2006[3]	5,800	5,797

Total short-term securities (cost: $64,786,000)		64,787

Total investment securities (cost: $674,820,000)		677,032
Other assets less liabilities		(41,865)

Net assets		$635,167
1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2 Coupon rate may change periodically.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $101,934,000, which represented 16.05% of the net assets of the fund.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,378
Gross unrealized depreciation on investment securities	(3,166)
Net unrealized appreciation on investment securities	2,212
Cost of investment securities for federal income tax purposes	674,820

Cash Management Fund
Investment portfolio

September 30, 2006

unaudited

Short-term securities — 98.98%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 79.16%
BASF AG 5.27% due 10/10/2006[1]	$11,500	$11,483
Bank of America Corp. 5.253% due 10/20/2006	11,500	11,468
Amsterdam Funding Corp. 5.26% due 10/17/2006[1]	10,500	10,474
Atlantic Industries 5.29% due 10/2/2006[1]	10,000	9,997
American Honda Finance Corp. 5.25% due 10/3/2006	10,000	9,996
UBS Finance (Delaware) LLC 5.25% due 10/10/2006	10,000	9,985
NetJets Inc. 5.19% due 10/20/2006[1]	10,000	9,971
Danske Corp. 5.25% due 10/23/2006[1]	10,000	9,966
Park Avenue Receivables Co., LLC 5.25% due 10/26/2006[1]	10,000	9,962
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 11/20/2006	10,000	9,925
IXIS Commercial Paper Corp. 5.25% due 11/9/2006[1]	9,900	9,842
Clipper Receivables Co., LLC 5.26% due 10/5/2006[1]	9,700	9,693
Pitney Bowes Inc. 5.20% due 10/30/2006[1]	9,000	8,961
Colgate-Palmolive Co. 5.19% due 10/31/2006[1]	9,000	8,960
3M Co. 5.18% due 11/17/2006	9,000	8,938
Toyota Motor Credit Corp. 5.23% due 11/21/2006	9,000	8,932
Hershey Co. 5.19% due 11/22/2006[1]	9,000	8,931
Abbott Laboratories 5.18%-5.21% due 10/24-10/31/2006[1]	8,700	8,662
Liberty Street Funding Corp. 5.27% due 11/7/2006[1]	8,500	8,451
Kimberly-Clark Worldwide Inc. 5.20% due 10/18/2006[1]	8,300	8,278
Estée Lauder Companies Inc. 5.21% due 10/13/2006[1]	8,200	8,185
Harley-Davidson Funding Corp. 5.19%-5.20% due 11/13-11/22/2006[1]	8,200	8,143
International Lease Finance Corp. 5.235% due 10/12/2006	8,100	8,086
UnionBanCal Commercial Funding Corp. 5.24% due 11/16/2006	8,000	7,947
KfW International Finance Inc. 5.20% due 11/21/2006[1]	8,000	7,940
Wal-Mart Stores Inc. 5.20% due 10/5/2006[1]	7,600	7,594
CAFCO, LLC 5.25% due 11/15/2006[1]	7,600	7,549
Swedish Export Credit Corp. 5.23% due 10/11/2006	7,200	7,188
E.I. duPont de Nemours and Co. 5.19% due 10/27/2006[1]	7,000	6,973
Gannett Co. 5.20%-5.22% due 10/27/2006[1]	6,900	6,873
Three Pillars Funding, LLC 5.26% due 10/2-10/16/2006[1]	6,600	6,593
Export Development Canada 5.22% due 10/31/2006	6,250	6,222
Triple-A One Funding Corp. 5.25% due 10/10/2006[1]	6,100	6,091
Stadshypotek Delaware Inc. 5.26% due 10/18/2006[1]	5,500	5,486
Caisse d’Amortissement de la Dette Sociale 5.33% due 10/13/2006	5,000	4,991
Sheffield Receivables Corp. 5.26% due 10/26/2006[1]	5,000	4,981
CBA (Delaware) Finance Inc. 5.24% due 10/23/2006	4,500	4,485
Dexia Delaware LLC 5.25% due 10/10/2006	2,900	2,896
		311,098

FEDERAL AGENCY DISCOUNT NOTES — 19.82%
International Bank for Reconstruction and Development 5.13%-5.14% due 10/10-11/13/2006	37,700	37,577
Federal Home Loan Bank 5.135%-5.221% due 10/4-10/20/2006	18,300	18,269
Freddie Mac 5.09%-5.14% due 10/17-11/27/2006	12,000	11,928
Fannie Mae 5.10% due 11/15/2006	10,200	10,133
		77,907

Total short-term securities (cost: $389,000,000)		389,005

Total investment securities (cost: $389,000,000)		389,005
Other assets less liabilities		3,992

Net assets		$392,997

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $210,039,000, which represented 53.45% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	5
Cost of investment securities for federal income tax purposes	389,000

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series and the American Funds. This and other important information is contained in the prospectus for the insurance series and the funds, which can be obtained from a financial adviser and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-1106-S6835
ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: November 28, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: November 28, 2006